Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
November 30, 2025
LIG-NPRT1-0126
1.873111.117
Asset-Backed Securities - 8.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(d)	24,948,049	25,024,465
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	9,150,000	9,178,437
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(d)	28,560,000	28,633,628
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(d)	28,483,000	28,483,000
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	28,952,000	29,026,754
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(d)	24,517,000	24,591,875
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)	25,065,000	25,151,374
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(d)	22,457,000	22,538,856
TOTAL BAILIWICK OF JERSEY		192,628,389
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	4,326,483	4,382,883
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	7,737,775	7,820,370
TOTAL CANADA		12,203,253
GRAND CAYMAN (UK OVERSEAS TER) - 5.1%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.2674% 7/22/2037 (b)(c)(d)	15,020,000	15,040,487
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	25,958,000	26,039,560
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (b)(c)(d)	56,239,000	56,174,213
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (b)(c)(d)	27,167,000	27,235,352
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (b)(c)(d)	39,309,000	39,378,184
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	32,133,000	32,160,731
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (b)(c)(d)	18,644,000	18,660,929
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (b)(c)(d)	24,631,000	24,720,312
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(d)	25,460,000	25,497,197
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (b)(c)(d)	37,984,000	38,015,641
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (b)(c)(d)	21,905,000	21,921,735
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)	32,719,000	32,842,776
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1396% 4/25/2034 (b)(c)(d)	40,974,000	41,036,321
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	24,873,000	24,820,742
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 1/15/2039 (b)(c)(d)(e)	24,383,000	24,383,000
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(d)	26,312,000	26,358,546
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (b)(c)(d)	27,130,000	27,167,982
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	19,837,000	19,858,880
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (b)(c)(d)	33,779,000	33,875,743
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(e)	27,597,000	27,597,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(d)	23,883,000	23,882,140
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (b)(c)(d)	39,364,000	39,330,619
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)	26,444,000	26,496,386
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(d)	16,443,000	16,464,063
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	25,062,000	25,108,590
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	29,512,000	29,521,178
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (b)(c)(d)	22,130,000	22,144,606
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (b)(c)(d)	28,334,000	28,411,493
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(d)	33,269,000	33,354,268
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)	26,302,000	26,345,083
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(d)	37,869,000	37,927,848
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)	25,377,000	25,336,651
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	25,053,000	25,125,178
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(d)	36,883,000	37,005,341
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	4,335,285	4,248,422
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	10,710,000	10,729,364
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	18,397,000	18,387,047
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (b)(c)(d)	17,772,000	17,789,772
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (b)(c)(d)	38,620,000	38,645,644
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	24,703,000	24,716,043
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)	24,445,000	24,507,579
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(d)	39,908,000	39,983,426
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	17,781,000	17,780,271
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)	15,750,000	15,773,515
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (b)(c)(d)	31,864,000	31,876,586
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (b)(c)(d)	26,894,000	26,920,571
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (b)(c)(d)	33,543,000	33,614,413
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	23,627,000	23,607,768
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(d)	32,159,000	32,179,260
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(d)	30,359,000	30,280,097
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(d)	25,542,000	25,612,368
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (b)(c)(d)	42,834,000	42,896,366
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(e)	21,835,000	21,835,000
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	26,907,000	26,937,082
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2038 (b)(c)(d)(e)	16,955,000	16,959,561
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)	28,787,000	28,840,314
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(d)	16,705,000	16,712,200
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)	23,091,000	23,123,766
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(d)	22,830,000	22,761,533
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(d)	9,939,000	9,955,857
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(d)	26,767,000	26,780,116
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	25,112,000	25,108,233
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	11,435,417	11,439,077
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(d)	25,589,717	25,515,506
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (b)(c)(d)	13,185,000	13,208,562
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	17,045,111	16,704,549
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)	12,702,000	12,739,573
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (b)(c)(d)	42,692,000	42,743,487
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(d)	16,395,000	16,435,955
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(d)	24,947,000	24,979,855
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(d)	20,825,000	20,876,250
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	22,556,000	22,614,037
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	21,912,092	21,916,847
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(c)	8,832,005	8,836,421
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	17,337,497	17,009,188
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.7558% 4/6/2042 (b)(c)(d)	2,720,000	2,144,352
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	10,821,000	10,845,023
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,925,809,631
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	8,475,690	8,656,242
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (b)(c)(d)	21,260,000	21,310,089
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)	28,071,000	27,965,930
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (b)(c)(d)	28,926,000	29,033,778
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(d)	16,668,000	16,667,300
TOTAL MULTI-NATIONAL		94,977,097
UNITED STATES - 2.9%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	18,344,526	18,877,455
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	16,697,454	17,182,532
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	14,839,593	15,134,708
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	1,995,202	1,989,217
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	1,167,702	1,152,521
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	14,385,459	13,827,276
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	38,710,162	36,689,759
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	6,200,000	6,215,284
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	20,806,353	21,332,737
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	2,888,677	2,859,470
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (b)	607,118	585,089
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	5,343,128	5,399,104
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	31,870,251	30,211,707
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(f)	8,213,381	8,215,928
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	4,241,832	4,199,418
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	10,575,981	10,344,028
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	11,988,233	11,389,350
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	844,689	838,932
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	29,263,545	28,942,638
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (b)	2,657,813	2,633,265
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	10,075,200	9,853,844
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	20,420,000	20,565,656
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (b)	16,555,000	16,670,837
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	5,710,121	5,770,478
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	4,608,389	4,628,765
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(d)	27,328,000	27,383,394
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	4,345,435	4,363,496
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	2,513,484	2,520,229
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,040,000	3,065,759
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,810,000	2,827,807
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	43,366,000	43,517,790
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (b)	56,570,000	57,218,739
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	35,461,119	36,176,557
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	19,865,000	20,145,041
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)	24,660,000	24,635,118
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	6,790,883	6,812,351
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	5,175,069	5,151,644
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	21,398,300	21,871,145
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (b)	15,895,163	16,227,169
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	5,181,264	5,189,722
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	11,985,521	12,064,398
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)	37,595,703	37,389,062
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(d)	24,254,000	24,278,157
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	6,500,000	6,520,454
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	21,600,000	21,628,408
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	4,531,755	4,643,085
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	26,729,300	25,651,228
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	25,601,450	25,197,277
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	22,877,255	21,445,564
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)	8,947,588	8,955,461
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(c)	6,168,004	6,106,999
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	9,465,727	9,501,704
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	16,491,863	15,991,888
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (b)	1,538,642	1,501,046
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	12,544,000	12,495,815
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	9,591,000	9,202,456
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	16,591,979	17,086,813
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	23,172,930	24,006,595
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	44,447,040	44,952,727
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	26,423,100	27,011,202
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	31,919,580	31,814,482
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	33,281,820	33,159,263
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	15,741,990	15,648,899
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	35,765,000	35,822,507
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (c)(d)	76,806	82,203
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (b)	372,451	369,742
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	356,148	356,287
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	20,694,443	21,047,139
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	14,399,217	14,517,173
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	4,200,000	4,195,826
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	8,593,396	8,830,338
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	5,620,298	5,650,087
TOTAL UNITED STATES		1,099,740,244
TOTAL ASSET-BACKED SECURITIES (Cost $3,331,132,632)		3,334,014,856

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	15,090,000	15,614,723
KeyBank NA/Cleveland OH 6.95% 2/1/2028	3,200,000	3,372,159
Regions Bank/Birmingham AL 6.45% 6/26/2037	42,478,000	46,411,580

TOTAL BANK NOTES (Cost $58,992,917)		65,398,462

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (b)	13,548,146	13,662,653
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	4,812,845	4,752,446
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	3,888,377	3,871,857
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(j)	316,680	32
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.2091% 5/27/2037 (b)(c)(d)	214,536	208,575
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.643% 5/27/2037 (b)(c)(d)	13,740	13,683
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	59,309	60,250
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	66,264	66,832
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	90,580	92,350
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	65,882	67,138
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	95,155	97,661
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	37,246	37,824
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	14,816	15,324
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	48,465	50,406
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.9863% 2/25/2032 (c)(d)	9,908	9,935
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2502% 3/18/2032 (c)(d)	17,462	17,603
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 4/25/2032 (c)(d)	18,505	18,617
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 10/25/2032 (c)(d)	22,167	22,330
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.9363% 1/25/2032 (c)(d)	8,660	8,663
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.3637% 11/25/2032 (c)(i)	15,754	413
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 12/25/2033 (c)(i)	393,259	50,004
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 3/25/2033 (c)(i)	22,154	2,451
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (h)	49,946	43,865
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	15,263	15,547
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.5337% 6/25/2035 (c)(i)	473,761	33,820
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	1,467,538	1,526,957
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 6.6657% 8/25/2035 (c)(d)	9,251	9,822
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	684,241	694,482
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	187,784	192,815
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.4937% 11/25/2036 (c)(i)	282,986	24,870
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.4537% 12/25/2036 (c)(i)	164,006	16,836
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (h)	216,717	196,547
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (h)	366,252	319,680
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (h)	41,437	34,823
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.2537% 5/25/2037 (c)(i)	104,691	10,050
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 15.5023% 6/25/2037 (c)(d)	83,531	114,898
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (c)(d)	113,549	154,268
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (c)(d)	20,044	23,206
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	1,638,161	1,580,769
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	3,048,113	3,021,088
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	425,797	441,186
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	1,209,822	1,206,140
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (i)	384,508	6,636
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	1,207,681	1,129,981
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	1,626,346	1,529,336
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (i)	1,149	5
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.6363% 7/25/2042 (c)(d)	10,120,014	10,035,566
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (i)	2,304	2
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (c)(i)	372,442	43,182
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (i)	1,729,762	244,685
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	2,598,713	2,496,373
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (i)	1,058,722	147,423
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	14,864,066	13,707,357
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	3,680,954	3,403,326
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.6863% 12/25/2049 (c)(d)	5,499,034	5,419,012
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,272,666	1,931,806
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,415,193	2,052,956
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	3,415,685	2,948,889
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,991,144	1,789,366
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	14,144,991	12,679,707
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	9,364,539	8,443,214
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,162,629	2,839,526
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	3,007,403	2,822,602
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	4,211,943	3,956,623
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	3,318,939	3,161,570
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	5,889,055	5,530,707
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,613,614	4,394,066
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	5,019,094	4,808,419
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,878,106	1,741,208
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	5,012,993	4,960,921
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	13,691,295	12,402,972
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	35,391,482	32,054,911
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	10,880,627	10,671,163
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,292,132	2,058,066
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,344,469	2,317,815
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	11,700,924	10,628,091
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	4,253,670	3,993,346
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	13,467,267	12,379,831
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	10,924,219	9,053,671
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (c)(d)	11,988,370	12,108,843
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (c)(d)	3,009,416	3,036,721
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (c)(d)	22,026,602	22,096,303
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/25/2054 (c)(d)	6,026,088	6,038,660
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	5,737	5,832
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (h)	121,212	103,903
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (h)	192,123	165,250
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (i)	784,318	26,054
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (c)(d)	4,836,150	4,850,697
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)	6,967,522	7,013,961
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (c)(d)	7,321,383	7,360,026
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	10,251,868	10,295,384
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	4,573,757	4,581,335
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	6,305,810	6,224,266
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	9,263,407	8,862,560
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	7,628,840	7,630,813
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	4,589,775	4,307,883
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (i)	94,603	12,660
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (i)	88,220	12,105
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(i)	62,997	10,838
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(i)	37,576	5,391
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (i)	59,561	9,691
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(i)	34,929	5,999
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (i)	391,243	60,665
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	1,867	1,889
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	17,375	17,667
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	64,451	65,607
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	4,170,725	4,121,925
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	3,026,364	2,721,217
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,811,852	1,621,701
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	3,086,091	2,776,033
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	4,263,686	3,670,180
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	33,656	34,396
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	242,059	247,656
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	15,013	15,373
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	33,903	34,604
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	72,573	74,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	40,386	41,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	23,691	24,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	24,670	25,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	266,121	274,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.9435% 11/15/2031 (c)(i)	2,310	115
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.0565% 1/15/2032 (c)(d)	7,499	7,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (c)(d)	10,098	10,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2565% 3/15/2032 (c)(d)	9,803	9,873
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 6/15/2031 (c)(d)	14,684	14,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (c)(d)	5,326	5,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	72,773	75,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	100,188	102,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	192,386	199,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (i)	2,533	360
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	523,725	536,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	97,370	100,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	1,499,082	1,530,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	810,623	840,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	937,458	952,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	423,254	435,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.3435% 2/15/2036 (c)(i)	133,065	12,567
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (h)	446,368	374,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (h)	63,741	56,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (h)	246,500	209,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (h)	280,828	239,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	440,587	461,165
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	1,235,002	1,270,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.4035% 11/15/2036 (c)(i)	577,541	54,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	122,683	126,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.3235% 6/15/2037 (c)(i)	411,858	41,952
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.5065% 5/15/2037 (c)(d)	473,466	467,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	202,481	206,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	2,047,466	2,083,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	304,080	304,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	1,233,309	1,165,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (i)	503,806	31,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (i)	76	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (i)	602,196	17,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	764,372	761,215
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	2,493,277	2,416,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	2,094,999	1,924,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	2,290,419	1,969,724
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	7,554,191	6,637,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	3,885,310	3,025,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,267,149	2,014,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	1,970,128	1,795,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	1,910,347	1,727,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	2,592,458	2,198,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	2,007,841	1,830,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	3,406,802	2,924,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	3,351,830	2,848,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	13,139,905	11,777,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	3,066,464	2,741,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	11,501,866	10,223,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	2,079,936	1,874,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	7,563,772	6,786,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,262,642	2,073,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	15,404,828	13,870,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,449,364	2,194,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	5,260,984	4,714,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,259,849	2,069,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	4,411,775	3,952,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,681,557	2,372,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	4,411,796	3,952,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,713,977	1,571,228
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	7,658,844	7,049,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	249,265	222,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	10,280,624	9,723,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,331,613	2,180,985
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	9,283,359	8,713,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,839,725	1,688,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,483,410	3,205,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	5,593,477	5,290,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,132,062	3,009,372
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	7,376,834	7,030,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,314,762	3,345,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.6218% 7/25/2052 (c)(d)	14,227,176	14,117,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (c)(d)	3,586,247	3,530,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (c)(d)	6,057,915	6,001,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(d)	3,830,507	3,768,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.7218% 9/25/2052 (c)(d)	2,748,090	2,734,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	7,465,548	7,466,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (c)(d)	22,526,561	22,545,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)	16,323,310	16,410,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 10/25/2054 (c)(d)	4,414,588	4,416,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (c)(d)	7,801,065	7,817,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	6,123,217	6,145,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	3,970,595	3,967,443
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (c)(d)	7,393,403	7,423,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (c)(d)	20,186,339	20,159,584
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	81,974	83,655
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	7,377	7,517
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	1,713	1,750
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	741	757
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	12,026	12,241
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (h)	137,158	115,533
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.4308% 5/20/2060 (c)(d)(g)	433,251	432,540
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.5204% 8/20/2060 (c)(d)(g)	141,792	141,351
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.6004% 12/20/2060 (c)(d)(g)	481,088	480,301
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 12/20/2060 (c)(d)(g)	341,601	341,634
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 2/20/2061 (c)(d)(g)	382,846	382,865
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.7104% 2/20/2061 (c)(d)(g)	444,756	444,694
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 4/20/2061 (c)(d)(g)	366,268	366,318
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (c)(d)(g)	446,486	446,477
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (c)(d)(g)	343,719	343,740
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.7504% 6/20/2061 (c)(d)(g)	354,349	354,528
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.7704% 9/20/2061 (c)(d)(g)	74,784	74,841
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 10/20/2061 (c)(d)(g)	410,810	411,475
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 11/20/2061 (c)(d)(g)	450,961	452,041
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 1/20/2062 (c)(d)(g)	249,202	249,891
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 1/20/2062 (c)(d)(g)	504,639	505,668
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 3/20/2062 (c)(d)(g)	280,904	281,261
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (c)(d)(g)	1,410	1,409
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.7404% 10/20/2062 (c)(d)(g)	68,549	68,574
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.5804% 3/20/2063 (c)(d)(g)	80,062	79,866
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 1/20/2064 (c)(d)(g)	219,462	219,831
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 12/20/2063 (c)(d)(g)	510,324	511,093
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 6/20/2064 (c)(d)(g)	323,526	323,580
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.5004% 5/20/2063 (c)(d)(g)	15,173	15,113
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	15,677	14,825
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.4204% 4/20/2063 (c)(d)(g)	18,312	18,062
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.14% 5/20/2066 (c)(d)(g)	66,032	65,941
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.6204% 12/20/2062 (c)(d)(g)	5,265	5,241
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	2,030,190	1,874,836
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (c)(d)(g)	883,034	879,802
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	659,744	661,497
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.4266% 5/16/2034 (c)(i)	137,024	8,065
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.1266% 8/17/2034 (c)(i)	133,766	13,271
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 15.7594% 6/16/2037 (c)(d)	3,654	4,239
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.6166% 6/16/2037 (c)(i)	248,487	22,286
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	1,000,152	986,666
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	4,296,962	4,239,018
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	949,795	935,967
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.6508% 3/20/2060 (c)(d)(g)	796,769	797,382
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (i)	48,121	1,530
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (i)	25,994	2,924
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.0257% 7/20/2041 (c)(i)	410,740	43,140
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.4743% 8/20/2042 (c)(d)	149,516	147,318
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	1,280,619	1,265,846
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	7,259,099	6,788,583
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	2,775,760	2,608,880
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	4,722,889	4,365,089
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	3,783,817	3,538,722
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	3,537,996	3,310,252
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	7,399,126	6,750,251
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	4,065,182	3,719,682
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	3,235,707	2,972,006
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	458,308	430,387
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	3,669,869	3,470,398
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.4743% 1/20/2049 (c)(d)	3,779,157	3,754,519
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.5743% 10/20/2049 (c)(d)	1,550,527	1,522,884
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.5243% 2/20/2049 (c)(d)	3,062,997	3,019,466
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1573% 5/20/2065 (c)(g)	282,723	279,119
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	4,576,765	4,486,411
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(f)	1,307,467	1,288,987
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(c)	5,246,764	5,296,842
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(c)	4,352,462	4,171,993
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(c)	8,574,489	8,644,528
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	8,452,914	8,009,603
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	3,053,025	2,883,640
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	5,444,254	5,188,583
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(f)	3,369,878	3,382,003
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(f)	4,069,350	4,101,123
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	673,318	670,550
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	1,010,040	996,478
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	13,842,834	13,549,741
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	2,707,841	2,707,841
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (b)(c)	11,999,369	12,034,023
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(f)	7,280,390	7,113,176
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	9,120,101	8,802,894
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(c)	4,233,470	4,255,297
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	2,613,014	2,584,066
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	10,397,956	10,171,798
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (b)(f)	2,684,463	2,645,736
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	3,462,501	3,267,012
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	2,976	2,784
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.7088% 9/25/2043 (c)(d)	60,397	58,663
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	13,396,667	12,953,562
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(c)	5,258,409	5,307,831
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(f)	15,884,412	16,018,633
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3956% 9/25/2033 (c)	6,178	6,135
TOTAL UNITED STATES		859,595,945
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $849,052,131)		859,595,945

Commercial Mortgage Securities - 4.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	18,010,000	18,077,462
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	16,892,538	16,072,594
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	3,815,000	3,563,062
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	614,761	600,610
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	26,963,000	25,514,844
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,875,827	1,829,043
BANK Series 2020-BN25 Class XB, 0.4362% 1/15/2063 (c)(i)	27,800,000	475,552
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (c)(i)	14,398,761	550,430
BANK5 Series 2025-5YR16 Class XB, 0.3466% 8/15/2063 (c)(i)	40,100,000	737,186
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.6688% 11/25/2035 (b)(c)(d)	9,807	9,658
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.6538% 1/25/2036 (b)(c)(d)	23,088	22,103
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.7438% 1/25/2036 (b)(c)(d)	7,448	7,137
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.4738% 12/25/2036 (b)(c)(d)	50,478	48,343
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.4738% 3/25/2037 (b)(c)(d)	12,254	11,762
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.4738% 7/25/2037 (b)(c)(d)	41,795	39,239
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.5488% 7/25/2037 (b)(c)(d)	39,177	36,118
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.6238% 7/25/2037 (b)(c)(d)	13,371	12,685
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.5038% 7/25/2037 (b)(c)(d)	13,678	13,035
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.5338% 7/25/2037 (b)(c)(d)	7,256	6,704
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.5788% 7/25/2037 (b)(c)(d)	7,770	7,107
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.6238% 7/25/2037 (b)(c)(d)	12,458	11,601
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.8188% 7/25/2037 (b)(c)(d)	19,650	18,539
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.9688% 7/25/2037 (b)(c)(d)	13,106	14,560
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,988,000	3,969,214
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	49,694,000	49,331,631
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	6,658,000	6,531,821
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	25,034,000	23,824,340
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (c)(i)	127,942,945	2,559,396
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3725% 3/15/2053 (c)(i)	118,008,181	4,778,647
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	14,420,278	14,420,278
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	19,969,000	19,968,990
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.6005% 6/15/2041 (b)(c)(d)	9,859,000	9,858,995
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.8002% 6/15/2041 (b)(c)(d)	6,971,000	6,973,171
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)	21,075,359	21,081,916
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	58,691,949	58,691,931
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	50,409,301	50,409,286
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	34,108,984	34,130,258
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (b)(c)(d)	15,288,935	15,204,177
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (b)(c)(d)	16,075,000	15,917,320
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (b)(c)(d)	10,627,000	10,502,623
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (b)(c)(d)	11,156,000	10,970,448
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	43,844,000	43,762,539
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.9723% 10/15/2036 (b)(c)(d)	6,559,000	6,538,558
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.1721% 10/15/2036 (b)(c)(d)	8,779,000	8,740,695
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.3718% 10/15/2036 (b)(c)(d)	8,523,000	8,480,499
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.021% 10/15/2036 (b)(c)(d)	29,632,000	29,521,173
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	11,824,816	11,802,694
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(d)	14,239,400	14,221,639
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.5207% 2/15/2039 (b)(c)(d)	12,294,100	12,278,764
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.9198% 2/15/2039 (b)(c)(d)	12,294,100	12,278,764
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	16,682,289	16,682,284
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)	3,688,161	3,688,160
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.5991% 12/9/2040 (b)(c)(d)	1,997,665	1,998,909
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	9,788,425	9,723,729
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	9,529,000	9,528,997
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	38,448,477	38,448,477
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.6505% 4/15/2041 (b)(c)(d)	6,128,129	6,130,038
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.9001% 4/15/2041 (b)(c)(d)	5,087,422	5,090,593
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	73,729,444	73,591,202
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	10,795,894	10,768,932
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)	15,208,684	15,170,700
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.3235% 11/15/2038 (b)(c)(d)	4,196,492	4,193,648
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	2,800,000	2,796,559
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(c)(d)	15,775,200	15,785,022
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(c)(d)	3,559,500	3,562,825
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.798% 4/15/2037 (b)(c)(d)	2,980,600	2,984,312
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	33,141,993	33,152,349
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(d)	4,147,389	4,152,561
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	10,027,269	10,030,392
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.8998% 3/15/2041 (b)(c)(d)	13,311,677	13,319,973
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	25,207,000	25,157,846
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	816,023	809,727
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	21,673,000	22,055,062
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	210,000,000	1,466,640
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	51,720,280	42,217,128
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	12,956,350	12,840,008
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,567,643	4,492,622
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.545% 12/10/2049 (c)(i)	1,981,461	6,424
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.031% 8/10/2056 (c)(i)	13,465,287	386,671
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	12,901,000	12,931,761
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	4,890,000	4,867,911
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(c)	6,955,000	7,157,277
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (b)	16,670,000	16,743,718
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	49,885,000	49,962,841
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	8,870,000	8,886,610
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)	4,335,000	4,348,637
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3543% 7/25/2028 (c)	844,917	838,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	1,667,706	1,655,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	3,066,805	3,047,379
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,300,000	2,978,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (c)(d)	13,367,655	13,343,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	4,200,000	4,261,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	3,900,000	3,964,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	13,400,000	13,634,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	4,100,000	4,159,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (c)	25,500,000	25,701,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	10,500,000	10,500,000
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.9615% 10/10/2048 (c)(i)	110,987	6
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,402,063	2,364,544
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	3,600,000	3,558,076
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	5,400,000	5,401,688
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	14,643,000	14,763,125
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	931,115	924,620
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	3,599,341	3,565,484
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,383,000	7,657,128
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,100,000	940,806
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	11,968,000	11,369,839
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	4,047,000	2,752,446
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)(j)	6,993,000	3,827,250
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(c)(i)	1,280,000	27,904
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	54,000,000	52,052,469
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)	37,495,000	33,676,783
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.0521% 5/15/2039 (b)(c)(d)	21,010,000	18,818,252
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.5009% 5/15/2039 (b)(c)(d)(j)	18,672,000	14,406,193
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.1735% 3/15/2038 (b)(c)(d)	648,382	645,226
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.4735% 3/15/2038 (b)(c)(d)	5,911,500	5,864,106
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.8235% 3/15/2038 (b)(c)(d)	5,164,600	5,113,452
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.856% 8/15/2033 (b)(c)(d)(j)	236,691	192,903
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,199,000	11,138,893
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.0235% 12/15/2036 (b)(c)(d)	34,300,000	26,209,378
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.141% 6/15/2054 (c)(i)	40,191,265	1,524,201
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)	8,667,484	8,672,871
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	6,000,000	6,003,745
SCMS Series 2025-BNC1 Class A2, 4.5016% 4/15/2028 (b)	54,475,000	54,475,000
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.959% 2/15/2039 (b)(c)(d)	10,413,000	10,411,079
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.609% 2/15/2039 (b)(c)(d)	5,415,000	5,425,879
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	37,847,690	37,812,325
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	19,513,131	19,494,898
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.4024% 11/15/2038 (b)(c)(d)	12,119,583	12,108,257
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.6516% 11/15/2038 (b)(c)(d)	7,964,800	7,957,356
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	30,282,000	30,281,982
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	7,376,000	7,375,993
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.9508% 12/15/2039 (b)(c)(d)	5,437,000	5,443,786
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9698% 12/15/2050 (c)(i)	1,618,892	26,525
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	3,100,000	3,062,382
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	30,230,000	26,011,274
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	1,800,000	1,478,906
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(c)	57,900,000	1,024,841
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	2,600,000	2,572,007
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8332% 12/15/2050 (c)(i)	2,071,673	29,541
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9006% 8/15/2051 (c)(i)	10,735,293	173,807
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,414,931	1,401,149
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	25,318,000	25,268,377
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	5,130,273	5,109,406
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	7,776,302	7,776,567
TOTAL UNITED STATES		1,659,837,047
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,712,969,885)		1,659,837,047

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (b)	14,315,000	13,680,989
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)	9,380,000	7,747,786
TOTAL SAUDI ARABIA		21,428,775
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,559,377)		21,428,775

Non-Convertible Corporate Bonds - 20.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(c)	14,950,000	14,451,607
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	11,585,000	11,075,902
Westpac Banking Corp 4.11% 7/24/2034 (c)	20,547,000	20,247,369

TOTAL AUSTRALIA		45,774,878
CANADA - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (b)	3,056,000	3,048,217
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	12,899,000	13,519,242
Cenovus Energy Inc 3.75% 2/15/2052	23,742,000	16,869,052
Cenovus Energy Inc 4.65% 3/20/2031	7,464,000	7,486,576
Cenovus Energy Inc 5.4% 3/20/2036	5,744,000	5,800,112
Cenovus Energy Inc 5.4% 6/15/2047	3,321,000	3,075,601
Cenovus Energy Inc 6.75% 11/15/2039	3,701,000	4,125,166
		50,875,749
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	9,377,000	9,335,467
TOTAL CANADA		63,259,433
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 5.786% 1/13/2033 (b)(c)	35,232,000	37,163,712
BPCE SA 4.875% 4/1/2026 (b)	3,984,000	3,989,076
Societe Generale SA 1.488% 12/14/2026 (b)(c)	51,731,000	51,661,859
Societe Generale SA 3.337% 1/21/2033 (b)(c)	21,000,000	19,194,782
Societe Generale SA 5.5% 4/13/2029 (b)(c)	24,058,000	24,639,482

TOTAL FRANCE		136,648,911
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (c)	9,360,000	8,614,759
Deutsche Bank AG/New York NY 4.1% 1/13/2026	4,496,000	4,492,020
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	20,750,000	21,753,774
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)	34,596,000	36,970,153

TOTAL GERMANY		71,830,706
IRELAND - 0.7%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	20,465,000	20,156,986
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	21,434,000	20,749,949
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	22,930,000	21,240,867
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	16,892,000	16,898,488
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	70,156,000	72,161,846
		151,208,136
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	8,740,000	8,732,618
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	25,641,000	25,622,747
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	31,738,000	32,112,321
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	2,584,000	2,630,382
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	14,109,000	14,505,392
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	34,721,000	36,204,984
		119,808,444
TOTAL IRELAND		271,016,580
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	81,601,000	81,698,896
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	5,064,000	5,102,182
NTT Finance Corp 4.62% 7/16/2028 (b)	5,122,000	5,193,462
NTT Finance Corp 4.876% 7/16/2030 (b)	13,477,000	13,768,328

TOTAL JAPAN		24,063,972
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	37,031,000	35,700,106
Petroleos Mexicanos 6.35% 2/12/2048	13,566,000	10,601,150
Petroleos Mexicanos 6.7% 2/16/2032	80,790,000	80,050,772
Petroleos Mexicanos 6.75% 9/21/2047	95,358,000	77,624,273
Petroleos Mexicanos 6.95% 1/28/2060	19,817,000	16,008,371
Petroleos Mexicanos 7.69% 1/23/2050	56,033,000	49,964,626

TOTAL MEXICO		269,949,298
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	11,078,000	11,176,539
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	31,935,000	32,476,857

TOTAL NETHERLANDS		43,653,396
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	4,489,061	4,758,404
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(c)	31,236,000	30,653,131
UBS Group AG 3.091% 5/14/2032 (b)(c)	15,102,000	14,077,842
UBS Group AG 3.869% 1/12/2029 (b)(c)	19,608,000	19,489,384
UBS Group AG 4.194% 4/1/2031 (b)(c)	52,365,000	51,996,215
UBS Group AG 4.55% 4/17/2026	1,588,000	1,590,889
		117,807,461
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(c)	4,000,000	4,032,990
TOTAL SWITZERLAND		121,840,451
UNITED KINGDOM - 1.0%
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033	15,947,000	17,665,328
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	16,185,000	16,655,220
Reynolds American Inc 5.7% 8/15/2035	6,607,000	6,954,548
Reynolds American Inc 5.85% 8/15/2045	50,684,000	50,529,404
Reynolds American Inc 6.15% 9/15/2043	11,136,000	11,567,768
Reynolds American Inc 7.25% 6/15/2037	15,680,000	18,241,448
		121,613,716
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.894% 11/24/2032 (c)	14,928,000	13,595,787
Barclays PLC 4.836% 5/9/2028	3,148,000	3,167,926
Barclays PLC 5.088% 6/20/2030 (c)	44,892,000	45,698,870
Barclays PLC 5.2% 5/12/2026	41,312,000	41,472,889
Barclays PLC 5.69% 3/12/2030 (c)	34,049,000	35,469,100
Barclays PLC 6.49% 9/13/2029 (c)	37,876,000	40,093,175
NatWest Group PLC 3.073% 5/22/2028 (c)	24,822,000	24,466,606
NatWest Group PLC 4.8% 4/5/2026	20,881,000	20,926,751
NatWest Group PLC 4.892% 5/18/2029 (c)	10,000,000	10,172,411
		235,063,515
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	11,875,000	11,499,654
TOTAL UNITED KINGDOM		368,176,885
UNITED STATES - 16.8%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.4%
AT&T Inc 3.8% 12/1/2057	74,998,000	53,277,327
AT&T Inc 4.3% 2/15/2030	15,664,000	15,751,523
AT&T Inc 4.75% 5/15/2046	20,994,000	18,661,685
Verizon Communications Inc 2.55% 3/21/2031	30,343,000	27,762,316
Verizon Communications Inc 4.5% 8/10/2033	17,268,000	17,121,899
Verizon Communications Inc 4.78% 2/15/2035	37,359,000	37,061,618
		169,636,368
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	16,500,000	15,344,965
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	4,411,000	3,790,753
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	9,969,000	9,398,153
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	9,500,000	9,592,977
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	12,130,000	9,830,924
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	67,888,000	56,945,155
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	9,969,000	8,021,230
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	9,412,000	8,247,819
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	18,588,000	19,382,220
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	39,593,000	37,935,169
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	12,828,000	13,528,879
Time Warner Cable LLC 4.5% 9/15/2042	26,261,000	20,485,139
Time Warner Cable LLC 5.5% 9/1/2041	15,667,000	13,886,016
Time Warner Cable LLC 5.875% 11/15/2040	11,331,000	10,526,033
Time Warner Cable LLC 6.55% 5/1/2037	50,619,000	51,746,343
Time Warner Cable LLC 6.75% 6/15/2039	9,663,000	9,839,483
Time Warner Cable LLC 7.3% 7/1/2038	32,280,000	34,363,529
		332,864,787
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	32,520,000	32,371,714
T-Mobile USA Inc 3.875% 4/15/2030	47,090,000	46,385,409
		78,757,123
TOTAL COMMUNICATION SERVICES		581,258,278

Consumer Discretionary - 0.2%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	21,000,000	20,536,902
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	9,188,000	9,124,329
Household Durables - 0.0%
Lennar Corp 5% 6/15/2027	2,921,000	2,944,277
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030	4,077,000	4,118,242
AutoZone Inc 4% 4/15/2030	28,926,000	28,695,668
Lowe's Cos Inc 3.35% 4/1/2027	3,413,000	3,384,239
Lowe's Cos Inc 3.75% 4/1/2032	10,505,000	10,095,436
O'Reilly Automotive Inc 4.2% 4/1/2030	6,418,000	6,410,510
		52,704,095
TOTAL CONSUMER DISCRETIONARY		85,309,603

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (b)	25,111,000	25,723,237
Mars Inc 5% 3/1/2032 (b)	18,852,000	19,482,915
Sysco Corp 5.95% 4/1/2030	19,674,000	20,866,026
		66,072,178
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	26,130,000	22,193,544
Altria Group Inc 4.5% 5/2/2043	17,568,000	15,249,558
Altria Group Inc 4.8% 2/14/2029	4,818,000	4,899,827
Altria Group Inc 5.95% 2/14/2049	6,241,000	6,366,954
		48,709,883
TOTAL CONSUMER STAPLES		114,782,061

Energy - 1.8%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	11,266,000	11,207,526
Oil, Gas & Consumable Fuels - 1.8%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	4,934,000	5,238,204
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	13,297,000	14,279,045
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,976,000	4,264,144
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	7,158,000	7,723,182
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	4,285,000	4,726,157
DCP Midstream Operating LP 5.6% 4/1/2044	1,458,000	1,415,011
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	7,882,000	8,410,742
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	2,991,000	3,272,310
Energy Transfer LP 3.75% 5/15/2030	34,654,000	33,807,585
Energy Transfer LP 4.95% 6/15/2028	22,521,000	22,912,007
Energy Transfer LP 5% 5/15/2050	7,776,000	6,612,167
Energy Transfer LP 5.25% 4/15/2029	11,043,000	11,364,410
Energy Transfer LP 5.8% 6/15/2038	12,558,000	12,911,053
Hess Corp 5.8% 4/1/2047	19,267,000	20,100,077
Hess Corp 7.125% 3/15/2033	5,555,000	6,491,271
Hess Corp 7.3% 8/15/2031	7,267,000	8,410,407
Hess Corp 7.875% 10/1/2029	2,497,000	2,839,287
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,324,000	2,546,116
Kinder Morgan Inc 3.6% 2/15/2051	45,000,000	32,056,279
Kinder Morgan Inc 5.55% 6/1/2045	13,098,000	12,796,392
MPLX LP 2.65% 8/15/2030	10,000,000	9,258,223
MPLX LP 4.8% 2/15/2029	5,907,000	6,001,769
MPLX LP 4.95% 9/1/2032	30,643,000	30,888,589
MPLX LP 5.5% 2/15/2049	17,721,000	16,446,318
Occidental Petroleum Corp 6.45% 9/15/2036	24,570,000	26,235,232
Occidental Petroleum Corp 6.6% 3/15/2046	53,949,000	56,158,914
Occidental Petroleum Corp 7.5% 5/1/2031	40,626,000	45,821,740
ONEOK Inc 4.25% 9/24/2027	9,097,000	9,118,399
ONEOK Inc 4.4% 10/15/2029	9,513,000	9,542,627
ONEOK Inc 4.75% 10/15/2031	18,504,000	18,589,819
Ovintiv Inc 8.125% 9/15/2030	2,868,000	3,286,428
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	7,628,000	7,407,047
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	42,700,000	42,953,088
Targa Resources Corp 4.35% 1/15/2029	9,536,000	9,568,082
Targa Resources Corp 4.9% 9/15/2030	13,306,000	13,571,410
Targa Resources Corp 5.65% 2/15/2036	32,042,000	33,111,108
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	5,447,000	5,213,015
Western Gas Partners LP 4.65% 7/1/2026	8,954,000	8,963,679
Western Gas Partners LP 4.75% 8/15/2028	6,312,000	6,370,591
Williams Cos Inc/The 2.6% 3/15/2031	21,000,000	19,197,458
Williams Cos Inc/The 3.5% 11/15/2030	55,862,000	53,585,742
Williams Cos Inc/The 4.65% 8/15/2032	32,008,000	32,205,886
		685,671,010
TOTAL ENERGY		696,878,536

Financials - 6.6%
Banks - 3.4%
Bank of America Corp 2.299% 7/21/2032 (c)	42,030,000	37,702,547
Bank of America Corp 2.972% 2/4/2033 (c)	21,000,000	19,303,674
Bank of America Corp 3.419% 12/20/2028 (c)	32,593,000	32,189,478
Bank of America Corp 4.183% 11/25/2027	3,728,000	3,732,821
Bank of America Corp 4.25% 10/22/2026	45,120,000	45,216,211
Bank of America Corp 5.015% 7/22/2033 (c)	152,527,000	156,933,603
Citigroup Inc 3.785% 3/17/2033 (c)	21,000,000	20,116,457
Citigroup Inc 4.075% 4/23/2029 (c)	14,005,000	13,997,068
Citigroup Inc 4.125% 7/25/2028	3,728,000	3,728,861
Citigroup Inc 4.3% 11/20/2026	9,646,000	9,662,802
Citigroup Inc 4.412% 3/31/2031 (c)	57,587,000	57,772,939
Citigroup Inc 4.45% 9/29/2027	48,296,000	48,532,878
Citigroup Inc 4.6% 3/9/2026	10,087,000	10,098,080
Citigroup Inc 4.91% 5/24/2033 (c)	5,636,000	5,739,707
Citigroup Inc 5.3% 5/6/2044	5,127,000	5,003,131
Citizens Financial Group Inc 2.638% 9/30/2032	32,329,000	27,876,479
JPMorgan Chase & Co 2.739% 10/15/2030 (c)	55,000,000	52,258,674
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	23,105,000	21,814,059
JPMorgan Chase & Co 2.963% 1/25/2033 (c)	21,000,000	19,381,804
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	155,774,000	157,363,050
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	38,769,000	39,806,654
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	25,894,000	26,854,377
JPMorgan Chase & Co 5.299% 7/24/2029 (c)	34,500,000	35,573,908
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	30,756,000	32,671,232
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	37,920,000	37,984,237
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	37,921,000	38,128,402
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	29,541,000	28,938,761
Wells Fargo & Co 3.196% 6/17/2027 (c)	34,559,000	34,388,068
Wells Fargo & Co 3.526% 3/24/2028 (c)	46,819,000	46,479,298
Wells Fargo & Co 4.478% 4/4/2031 (c)	77,500,000	78,344,607
Wells Fargo & Co 5.15% 4/23/2031 (c)	35,065,000	36,314,869
Wells Fargo & Co 5.499% 1/23/2035 (c)	27,292,000	28,698,184
Wells Fargo & Co 5.574% 7/25/2029 (c)	38,000,000	39,383,498
Wells Fargo & Co 5.605% 4/23/2036 (c)	30,968,000	32,844,875
		1,284,835,293
Capital Markets - 1.5%
Athene Global Funding 5.339% 1/15/2027 (b)	51,492,000	52,158,329
Athene Global Funding 5.583% 1/9/2029 (b)	25,932,000	26,666,879
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	50,634,000	45,530,991
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)	39,600,000	36,651,347
Goldman Sachs Group Inc/The 3.8% 3/15/2030	57,860,000	57,102,581
Goldman Sachs Group Inc/The 6.75% 10/1/2037	31,825,000	35,846,565
Moody's Corp 3.25% 1/15/2028	12,370,000	12,180,793
Morgan Stanley 2.943% 1/21/2033 (c)	21,000,000	19,275,782
Morgan Stanley 3.622% 4/1/2031 (c)	54,679,000	53,314,418
Morgan Stanley 4.431% 1/23/2030 (c)	23,749,000	23,926,883
Morgan Stanley 4.889% 7/20/2033 (c)	94,211,000	96,441,012
Morgan Stanley 5.192% 4/17/2031 (c)	23,472,000	24,293,521
Morgan Stanley 5.449% 7/20/2029 (c)	21,363,000	22,078,130
Morgan Stanley 5.664% 4/17/2036 (c)	18,616,000	19,762,513
MSCI Inc 5.15% 3/15/2036	7,569,000	7,559,773
MSCI Inc 5.25% 9/1/2035	22,218,000	22,466,407
		555,255,924
Consumer Finance - 0.7%
Ally Financial Inc 7.1% 11/15/2027	36,750,000	38,485,675
Ally Financial Inc 8% 11/1/2031	11,344,000	12,909,267
Capital One Financial Corp 3.273% 3/1/2030 (c)	35,931,000	34,885,778
Capital One Financial Corp 3.65% 5/11/2027	72,123,000	71,725,514
Capital One Financial Corp 3.8% 1/31/2028	26,533,000	26,391,393
Capital One Financial Corp 4.1% 2/9/2027	1,920,000	1,918,546
Capital One Financial Corp 4.5% 1/30/2026	25,399,000	25,399,000
Capital One Financial Corp 5.247% 7/26/2030 (c)	39,510,000	40,716,486
Synchrony Financial 3.95% 12/1/2027	33,967,000	33,686,560
		286,118,219
Financial Services - 0.6%
Corebridge Financial Inc 3.65% 4/5/2027	35,355,000	35,082,155
Corebridge Financial Inc 3.85% 4/5/2029	14,571,000	14,349,583
Corebridge Financial Inc 3.9% 4/5/2032	17,347,000	16,489,823
Corebridge Financial Inc 4.35% 4/5/2042	3,946,000	3,398,271
Corebridge Global Funding 5.9% 9/19/2028 (b)	20,514,000	21,449,808
Equitable Holdings Inc 4.572% 2/15/2029 (b)	8,015,000	8,061,057
Jackson Financial Inc 3.125% 11/23/2031	3,876,000	3,532,828
Jackson Financial Inc 5.17% 6/8/2027	15,288,000	15,459,185
Jackson Financial Inc 5.67% 6/8/2032	16,451,000	17,055,882
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	51,930,000	46,965,201
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	19,632,000	18,395,447
Pine Street Trust II 5.568% 2/15/2049 (b)	31,271,000	29,738,687
		229,977,927
Insurance - 0.4%
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	58,620,000	55,260,955
Hartford Insurance Group Inc/The 2.8% 8/19/2029	6,834,000	6,522,047
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	17,650,000	17,775,240
Marsh & McLennan Cos Inc 4.375% 3/15/2029	21,405,000	21,643,840
Unum Group 4% 6/15/2029	24,228,000	23,972,435
Unum Group 4.046% 8/15/2041 (b)	1,193,000	980,752
Unum Group 5.75% 8/15/2042	39,437,000	39,547,198
Western-Southern Global Funding 4.9% 5/1/2030 (b)	10,237,000	10,531,711
		176,234,178
TOTAL FINANCIALS		2,532,421,541

Health Care - 1.1%
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	43,675,000	40,716,062
Centene Corp 2.625% 8/1/2031	20,375,000	17,458,551
Centene Corp 3.375% 2/15/2030	21,905,000	20,114,965
Centene Corp 4.25% 12/15/2027	25,155,000	24,845,988
Centene Corp 4.625% 12/15/2029	39,085,000	37,784,068
Cigna Group/The 3.05% 10/15/2027	17,500,000	17,216,727
Cigna Group/The 4.8% 8/15/2038	20,493,000	19,839,493
CVS Health Corp 3% 8/15/2026	3,494,000	3,465,824
CVS Health Corp 3.625% 4/1/2027	9,782,000	9,714,195
CVS Health Corp 4.78% 3/25/2038	33,481,000	31,824,622
CVS Health Corp 5% 1/30/2029	14,082,000	14,407,611
CVS Health Corp 5.25% 1/30/2031	5,774,000	5,981,128
HCA Inc 3.5% 9/1/2030	15,777,000	15,186,388
HCA Inc 3.625% 3/15/2032	4,163,000	3,948,861
HCA Inc 5.625% 9/1/2028	19,767,000	20,413,712
HCA Inc 5.875% 2/1/2029	21,543,000	22,445,059
Humana Inc 3.7% 3/23/2029	13,384,000	13,136,123
Sabra Health Care LP 3.2% 12/1/2031	48,562,000	44,423,491
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	11,480,000	11,681,382
		374,604,250
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	7,291,000	7,641,930
Utah Acquisition Sub Inc 3.95% 6/15/2026	23,040,000	22,959,581
		30,601,511
TOTAL HEALTH CARE		405,205,761

Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	21,453,000	22,111,188
Boeing Co 5.705% 5/1/2040	15,530,000	15,954,577
Boeing Co 5.805% 5/1/2050	36,500,000	36,348,613
Boeing Co 5.93% 5/1/2060	15,530,000	15,417,734
Boeing Co 6.259% 5/1/2027	3,461,000	3,555,571
Boeing Co 6.298% 5/1/2029	9,888,000	10,516,397
Boeing Co 6.388% 5/1/2031	7,489,000	8,148,149
Boeing Co 6.528% 5/1/2034	8,015,000	8,912,508
Boeing Co 6.858% 5/1/2054	12,066,000	13,746,427
Boeing Co 7.008% 5/1/2064	11,387,000	13,039,387
		147,750,551
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,229,000	3,488,224
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	17,815,000	17,736,954
Uber Technologies Inc 4.8% 9/15/2035	14,053,000	14,046,623
		31,783,577
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	3,161,000	3,248,485
Paychex Inc 5.35% 4/15/2032	4,396,000	4,571,742
Paychex Inc 5.6% 4/15/2035	3,443,000	3,616,865
Verisk Analytics Inc 4.5% 8/15/2030	8,976,000	9,048,704
Verisk Analytics Inc 5.125% 2/15/2036	20,175,000	20,464,008
		40,949,804
TOTAL INDUSTRIALS		223,972,156

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	17,769,000	17,744,900
Dell International LLC / EMC Corp 4.5% 2/15/2031	35,196,000	35,199,169
Dell International LLC / EMC Corp 4.75% 10/6/2032	23,466,000	23,528,686
Dell International LLC / EMC Corp 5.1% 2/15/2036	37,190,000	37,139,956
Dell International LLC / EMC Corp 5.3% 10/1/2029	12,450,000	12,858,625
Dell International LLC / EMC Corp 6.2% 7/15/2030	10,663,000	11,422,191
		137,893,527
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028	8,829,000	8,466,050
Broadcom Inc 2.45% 2/15/2031	75,132,000	69,064,209
Broadcom Inc 2.6% 2/15/2033	75,132,000	66,792,304
Broadcom Inc 3.419% 4/15/2033	6,780,000	6,353,582
		150,676,145
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	13,362,000	13,166,547
Oracle Corp 4.8% 9/26/2032	22,287,000	21,910,444
Oracle Corp 5.2% 9/26/2035	20,290,000	19,881,972
Oracle Corp 5.875% 9/26/2045	12,513,000	11,798,711
Oracle Corp 5.95% 9/26/2055	15,687,000	14,699,284
Oracle Corp 6.1% 9/26/2065	16,145,000	15,035,350
		96,492,308
TOTAL INFORMATION TECHNOLOGY		385,061,980

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (c)	17,220,000	17,800,452
Celanese US Holdings LLC 7.05% 11/15/2030 (c)	17,466,000	18,105,063
Celanese US Holdings LLC 7.2% 11/15/2033 (c)	10,208,000	10,660,745
		46,566,260
Real Estate - 2.7%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	4,481,000	4,538,463
Piedmont Operating Partnership LP 2.75% 4/1/2032	7,712,000	6,615,756
Store Capital LLC 2.75% 11/18/2030	10,084,000	9,203,270
Store Capital LLC 4.625% 3/15/2029	9,743,000	9,711,111
VICI Properties LP 4.75% 2/15/2028	32,852,000	33,186,402
VICI Properties LP 4.75% 4/1/2028	5,929,000	5,994,067
VICI Properties LP 4.95% 2/15/2030	42,556,000	43,063,826
VICI Properties LP 5.125% 5/15/2032	10,727,000	10,819,413
Vornado Realty LP 2.15% 6/1/2026	10,254,000	10,116,748
WP Carey Inc 3.85% 7/15/2029	7,008,000	6,919,314
		140,168,370
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	22,618,000	22,975,404
Healthcare Realty Holdings LP 3.1% 2/15/2030	7,500,000	7,106,672
Healthcare Realty Holdings LP 3.5% 8/1/2026	7,811,000	7,762,445
Healthpeak OP LLC 3.25% 7/15/2026	3,144,000	3,129,427
Healthpeak OP LLC 3.5% 7/15/2029	3,594,000	3,499,439
Omega Healthcare Investors Inc 3.25% 4/15/2033	32,018,000	28,547,601
Omega Healthcare Investors Inc 3.625% 10/1/2029	33,134,000	31,968,219
Omega Healthcare Investors Inc 4.5% 4/1/2027	74,033,000	74,284,983
Omega Healthcare Investors Inc 4.75% 1/15/2028	36,570,000	36,884,349
Ventas Realty LP 3% 1/15/2030	43,597,000	41,518,977
Ventas Realty LP 4% 3/1/2028	12,591,000	12,559,879
Ventas Realty LP 4.125% 1/15/2026	8,982,000	8,976,323
Ventas Realty LP 4.75% 11/15/2030	53,358,000	54,231,975
		333,445,693
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	9,405,000	8,641,705
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	20,338,000	19,061,468
Boston Properties LP 4.5% 12/1/2028	20,395,000	20,494,346
Boston Properties LP 6.75% 12/1/2027	23,825,000	24,942,799
COPT Defense Properties LP 2.25% 3/15/2026	8,922,000	8,865,441
COPT Defense Properties LP 2.75% 4/15/2031	6,692,000	6,089,215
COPT Defense Properties LP 4.5% 10/15/2030	3,563,000	3,548,541
Hudson Pacific Properties LP 4.65% 4/1/2029	42,373,000	39,004,347
		122,006,157
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	24,749,000	24,445,543
Brandywine Operating Partnership LP 4.55% 10/1/2029	31,499,000	30,278,785
Brandywine Operating Partnership LP 8.3% 3/15/2028	32,475,000	34,243,751
CBRE Services Inc 2.5% 4/1/2031	30,503,000	27,775,270
Tanger Properties LP 2.75% 9/1/2031	23,464,000	21,262,034
Tanger Properties LP 3.125% 9/1/2026	16,163,000	16,022,451
Tanger Properties LP 3.875% 7/15/2027	8,715,000	8,661,502
		162,689,336
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	4,099,000	3,665,158
American Homes 4 Rent LP 3.625% 4/15/2032	15,949,000	15,066,513
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	23,566,000	22,886,407
Sun Communities Operating LP 2.3% 11/1/2028	8,675,000	8,246,568
Sun Communities Operating LP 2.7% 7/15/2031	23,304,000	21,252,151
		71,116,797
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	26,564,000	26,216,940
Brixmor Operating Partnership LP 4.125% 5/15/2029	28,249,000	28,110,442
Brixmor Operating Partnership LP 4.125% 6/15/2026	25,594,000	25,576,349
Kite Realty Group LP 5.5% 3/1/2034	5,710,000	5,931,458
Kite Realty Group Trust 4.75% 9/15/2030	50,933,000	51,439,947
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	5,694,000	5,990,052
Realty Income Corp 2.2% 6/15/2028	4,085,000	3,915,135
Realty Income Corp 2.85% 12/15/2032	5,025,000	4,522,857
Realty Income Corp 3.25% 1/15/2031	5,362,000	5,100,527
Realty Income Corp 3.4% 1/15/2028	8,338,000	8,249,681
Simon Property Group LP 2.45% 9/13/2029	8,537,000	8,068,436
Simon Property Group LP 3.375% 12/1/2027	17,457,000	17,278,992
		190,400,816
TOTAL REAL ESTATE		1,028,468,874

Utilities - 0.9%
Electric Utilities - 0.3%
Alabama Power Co 3.05% 3/15/2032	33,143,000	30,830,181
Cleco Corporate Holdings LLC 3.375% 9/15/2029	19,437,000	18,328,520
Duke Energy Corp 2.45% 6/1/2030	14,856,000	13,777,409
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	7,078,000	6,426,903
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	24,917,000	22,255,011
Exelon Corp 3.35% 3/15/2032	8,906,000	8,356,083
Exelon Corp 4.05% 4/15/2030	9,268,000	9,196,345
		109,170,452
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	9,656,000	8,760,148
AES Corp/The 3.95% 7/15/2030 (b)	66,879,000	65,226,038
		73,986,186
Multi-Utilities - 0.4%
NiSource Inc 2.95% 9/1/2029	47,860,000	45,901,919
NiSource Inc 3.6% 5/1/2030	21,965,000	21,363,509
NiSource Inc 5.8% 2/1/2042	11,523,000	11,892,206
NiSource Inc 5.95% 6/15/2041	17,565,000	18,417,312
Puget Energy Inc 4.1% 6/15/2030	17,963,000	17,591,594
Puget Energy Inc 4.224% 3/15/2032	30,357,000	29,146,453
Sempra 6% 10/15/2039	1,481,000	1,562,522
		145,875,515
TOTAL UTILITIES		329,032,153

TOTAL UNITED STATES		6,428,957,203
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $8,105,954,738)		7,931,629,013

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.8211% (c)(d)(k) (Cost $7,052,334)	6,962,000	6,989,018

U.S. Government Agency - Mortgage Securities - 23.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.3%
Fannie Mae 2.5% 1/1/2052	3,359,934	2,891,075
Fannie Mae 2.5% 4/1/2052	4,640,852	4,010,651
Fannie Mae 2.5% 5/1/2052	8,288,330	7,155,053
Fannie Mae 3% 12/1/2051	41,199,113	37,025,466
Fannie Mae 3.5% 12/1/2036	3,378,035	3,316,697
Fannie Mae 3.5% 5/1/2036	2,611,153	2,565,906
Fannie Mae 6.5% 7/1/2054	3,233,951	3,403,081
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (c)(d)	21,202	21,671
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (c)(d)	37,467	38,533
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	8,835	9,065
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	8,196	8,379
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	11,014	11,320
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (c)(d)	41,133	42,448
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (c)(d)	1,792	1,847
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (c)(d)	4,751	4,887
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (c)(d)	8,542	8,800
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.387% 5/1/2035 (c)(d)	61,405	63,092
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.437% 11/1/2036 (c)(d)	34,482	35,496
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.473% 3/1/2033 (c)(d)	19,097	19,601
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (c)(d)	26,887	27,719
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.692%, 6.555% 7/1/2043 (c)(d)	34,845	36,248
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (c)(d)	214,141	222,940
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.601% 3/1/2040 (c)(d)	70,562	73,225
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (c)(d)	122,971	128,333
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.607% 7/1/2035 (c)(d)	20,776	21,369
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	53,348	55,696
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (c)(d)	157,213	163,784
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.582% 12/1/2040 (c)(d)	1,358,342	1,417,198
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (c)(d)	24,558	25,466
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.509% 7/1/2041 (c)(d)	109,563	114,493
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	95,876	100,190
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (c)(d)	69,537	72,603
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.723% 2/1/2035 (c)(d)	6,640	6,870
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	31,576	32,655
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (c)(d)	37,192	38,598
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	38,443	39,978
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	22,798	23,319
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.226%, 6.355% 12/1/2033 (c)(d)	102,311	104,469
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (c)(d)	54,429	55,762
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.381% 10/1/2033 (c)(d)	32,238	32,980
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.58% 7/1/2034 (c)(d)	25,399	26,006
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.463%, 6.595% 5/1/2035 (c)(d)	8,150	8,352
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	12,143,702	11,007,622
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,477,824	1,264,913
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	30,437,401	23,640,891
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,221,254	7,452,131
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,832,222	7,121,522
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,217,016	3,822,501
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	252,778	229,840
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	172,927	157,236
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,450,719	1,243,537
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	30,224,096	25,644,010
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,387,599	7,602,914
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	175,237	158,843
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,480,445	1,268,068
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	3,919,018	3,552,382
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	375,779	340,624
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	369,209	334,668
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,507,181	1,289,081
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	24,540,938	19,061,076
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	486,338	440,839
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	482,365	437,238
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	152,385	138,129
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,540,347	1,316,597
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	2,804,726	2,178,445
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,002,683	4,534,667
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	501,652	454,721
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	9,932,798	7,714,857
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	261,521	236,810
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	528,479	478,543
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	9,236,947	7,174,385
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	932,048	732,665
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	62,149	48,427
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	711,644	552,738
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	11,660,654	10,573,409
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	33,150,038	25,747,811
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,906,716	3,811,072
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	7,066,317	5,805,157
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	30,874,202	25,566,548
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	12,028,271	10,545,269
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,166	15,060
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,651,621	6,381,644
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,576,885	1,295,451
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	19,148,203	15,928,197
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,116	12,481
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,718,543	7,649,058
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,945,562	6,092,595
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,622,072	4,646,784
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	30,033,301	24,945,292
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,003,726	15,754,568
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	10,353,267	9,647,602
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,127,865	5,413,306
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	4,442,334	3,925,152
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,698,499	1,505,969
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,150,071	947,328
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	74,530	61,228
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	13,149,498	10,880,719
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	9,146,820	7,582,945
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,108,777	4,249,673
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	3,930,625	3,859,516
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,051,326	13,282,440
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	86,637	71,364
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,932	10,652
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	342,812	285,057
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	1,987,362	1,752,803
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	17,449,388	15,265,353
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	43,804,092	35,958,789
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	149,554	123,189
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	15,088,816	12,560,876
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	15,127,512	12,522,179
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,235,957	3,502,449
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,690,325	1,403,963
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,558,880	1,380,735
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,462,139	1,288,648
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	546,178	509,975
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	1,122,709	994,237
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,927	14,897
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,360,843	1,120,518
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	12,715,222	11,872,410
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,519,588	4,871,414
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	42,885,875	35,272,033
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,536,947	4,585,078
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,688,559	2,211,239
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,080,432	896,380
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	363,925	298,974
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	355,173	292,339
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	103,798	85,435
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	43,373	35,632
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	102,854	84,594
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,145,858	2,076,584
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	13,149,044	12,508,211
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	5,621,029	4,850,700
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,513,174	4,773,131
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,159,855	2,090,942
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	975,748	944,974
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	18,298	17,720
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	39,714	38,300
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,874,156	1,745,599
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	5,544,415	5,029,550
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	37,320,573	32,462,585
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,192,640	1,893,522
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,376,071	1,332,148
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	21,293	20,613
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	5,787	5,592
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	7,499,438	7,101,134
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	4,674,506	4,257,599
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,033,288	2,739,648
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,065,786	964,727
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	30,027,442	25,996,808
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,099,966	8,718,981
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,724,256	6,704,313
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,717,664	6,662,415
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,821,305	3,696,538
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	145,461	140,982
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,607	4,449
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	19,958,058	17,229,158
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	13,168,743	11,401,080
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	11,619,382	10,041,537
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	39,201	33,817
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,336,949	1,275,969
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,155,323	1,118,873
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,100,833	2,814,434
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	417,622	357,388
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	963,995	879,405
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,706,475	1,556,467
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,665,090	4,886,952
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	6,728,918	5,821,478
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	71,809	70,060
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,095,711	2,028,788
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,913,313	2,643,417
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,697,850	1,469,945
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	974,402	947,026
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	697,738	636,739
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,981,536	1,797,766
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,547,261	1,406,588
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,526,195	1,388,291
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	435,725	393,826
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	177,026	160,067
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,161,982	14,885,116
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,086,536	14,830,358
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	13,420,508	11,640,020
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	15,713,315	13,628,642
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	15,577,830	13,564,680
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	25,780,300	22,376,161
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,234,391	1,196,360
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	70,045	67,859
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	4,740,257	4,317,539
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	5,840,013	5,299,591
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,011,298	1,822,044
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,572,904	1,428,527
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	22,368,232	19,456,577
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	12,389,430	10,772,836
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,362,143	1,321,185
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	798,774	774,176
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	9,328,187	8,462,518
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	11,419,859	9,826,284
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	9,202,813	7,918,614
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,815,316	7,585,190
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	168,647	163,328
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	35,164	34,055
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	11,691,681	10,169,785
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	19,232	18,771
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	612,816	597,029
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,050,490	3,769,029
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	487,489	452,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	463,045	430,827
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	434,000	403,495
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	392,805	364,500
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	294,271	272,974
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	239,222	223,413
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	183,516	171,887
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	110,836	103,587
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	92,427	85,892
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	89,774	83,523
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	80,111	74,852
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	80,576	74,658
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	72,725	67,389
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	71,053	65,859
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	62,586	58,136
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	61,971	57,592
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	55,287	51,409
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	55,151	51,300
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	42,086	39,285
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,455	27,238
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,872	5,444
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,899	4,564
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	127,152	118,697
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	13,135,132	11,788,067
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	336,346	300,486
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	174,290	156,252
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	93,237	86,441
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,265	5,838
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,720	4,393
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,445,785	1,326,429
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	90,776	82,403
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,434,672	1,287,092
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	267,476	260,940
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,422,706	1,396,425
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,063,754	1,921,698
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	226,244	210,588
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	73,738	68,689
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	65,796	61,036
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	65,162	60,961
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	61,242	57,666
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	26,217	24,408
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	22,462	20,839
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,034	11,134
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	4,126	3,815
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,818,439	1,668,319
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,790,127	1,642,345
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	137,514	125,345
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,575,060	2,312,586
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,445,815	10,372,148
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,200,078	9,192,267
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,988,879	7,189,558
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,639,993	6,866,029
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	362,506	325,216
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	120,175	108,526
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	87,078	78,638
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	6,666	6,550
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,832,543	3,753,731
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	570,183	558,372
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,477,189	2,411,050
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	251,575	237,017
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,133,830	1,056,539
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	492,919	458,169
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	284,504	264,573
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	203,113	188,929
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	201,496	186,505
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	190,515	177,221
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	179,500	166,486
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	177,753	165,329
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	83,289	78,109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	55,390	51,560
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	38,122	35,446
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	36,602	34,269
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,498	23,906
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,081	23,341
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,601	16,327
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,233	14,161
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,551	4,234
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,986	2,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	18,072	16,558
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	88,074	80,198
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,383	3,081
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	23,873,945	21,425,569
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,423,071	3,986,052
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,994,642	2,695,015
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,563,196	1,402,395
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,427,106	2,387,782
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	982,238	964,572
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,201,892	2,973,111
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,729,503	1,609,086
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,330,867	1,237,087
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,094,619	1,016,757
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	666,771	620,504
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	586,825	544,971
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	517,495	478,670
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	336,758	314,042
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	264,912	246,191
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	224,478	208,515
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	42,773	39,511
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	38,833	36,143
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	23,594	21,916
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,835	16,496
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,545	11,585
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,212	11,314
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,919	11,082
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,229	10,438
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,368	1,302
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	38,754	35,167
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	5,613	5,085
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	8,865,880	8,028,681
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (m)(n)	23,767,368	21,352,204
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,558,490	7,688,804
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,139,794	1,023,972
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	981,124	881,426
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,018,936	996,922
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	56,121	54,224
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	970,036	900,819
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	253,042	235,210
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	54,917	51,029
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	39,843	37,025
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	34,490	32,101
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,660	11,757
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,477	10,649
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,878	5,461
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	18,790	17,296
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	237,832	219,456
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	94,675	86,559
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	124,289	113,485
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	657,462	603,186
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,825,284	10,675,372
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	7,589,693	6,816,081
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,099,532	1,882,248
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	3,850	3,796
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	627,537	583,263
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	36,812	34,182
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	19,465	18,060
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,632	8,923
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,179	8,525
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	203,082	187,015
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	10,084,897	9,123,132
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,045,429	2,820,387
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,423,238	2,251,451
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	168,742	156,719
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	91,880	85,344
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	91,645	84,496
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	48,114	44,858
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	43,519	40,184
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,603	34,719
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,704	24,751
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	23,273	21,607
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	18,472	17,143
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,639	10,802
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,337,984	1,227,332
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	90,701	83,883
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	48,117	44,814
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	592,582	543,847
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	2,232,639	2,021,812
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	5,968	5,365
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	135,498	125,502
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	36,995	34,198
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	26,583	24,535
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,481	6,030
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	2,310,143	2,145,427
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	91,433	84,112
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	123,029	112,104
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	312,048	277,803
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	450,729	405,773
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,813,896	2,765,135
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	124,609	118,346
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2037	280,028	266,537
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	583,894	544,196
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	10,449	9,689
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	554,043	512,074
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,285	16,923
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,377	15,185
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	526,549	485,144
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	471,209	434,427
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,028,168	1,856,931
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	132,177	120,398
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	17,859	16,391
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	14,852,040	13,435,648
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	431,506	407,480
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	14,883	13,753
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	715,597	661,425
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	501,083	464,985
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	161,782	149,938
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,004	6,482
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	2,788,789	2,555,125
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	506,543	464,704
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	266,136	243,586
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	97,816	89,228
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	32,253	29,378
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	6,075,570	5,484,770
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,036,710	1,829,746
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	422,874	413,109
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	6,105,833	5,980,252
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	1,875,038	1,742,452
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	311,428	288,063
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	113,892	105,554
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	84,644	78,170
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	10,420,681	9,537,614
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,084,132	8,317,165
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	30,640	28,991
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	14,348	13,560
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	3,308	3,174
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	1,698	1,626
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	36,907	35,238
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	9,767	9,319
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	987,041	940,690
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	223,948	213,845
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,029,996	971,229
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	8,816	8,313
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,650	4,385
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,673,043	3,477,249
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	6,335	5,948
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	937,801	875,795
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	446,905	416,239
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	65,797	63,094
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	13,972	13,401
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	1,276	1,221
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,876,850	3,695,945
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,256,384	1,197,734
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	899,666	861,950
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	362,100	345,304
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	222,867	212,578
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	64,297	61,218
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,382	7,066
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,028,518	970,925
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,441,995	3,259,593
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	14,036,664	13,297,204
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	24,729,116	23,047,707
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	224,804	213,744
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	212,462	202,316
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	118,924	112,870
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	74,279	70,780
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	30,622	29,166
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	138,674	130,733
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	137,224	130,350
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	31,401	30,149
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	2,594	2,489
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	34,257	32,834
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	15,379	14,668
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,649	3,491
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,579	2,463
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,176	2,081
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	313,113	298,859
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	120,669	114,931
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	3,881	3,681
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	11,191	10,601
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,982,935	3,791,841
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,246,936	1,175,792
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	469,875	443,066
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,131,239	2,006,310
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	12,830,201	11,929,770
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,591,075	2,547,718
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	9,233	8,856
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	2,967	2,845
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	738,788	701,868
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	171,803	163,736
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	158,146	149,840
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	44,312	41,867
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	22,840	21,580
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,840,775	1,715,040
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2041	8,639	8,284
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	818,059	777,548
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	744,336	708,844
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	8,669,177	8,071,605
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	19,761	18,849
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,897,850	1,805,268
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,440,242	1,368,793
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	269,127	256,030
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	190,163	181,027
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	17,009	16,197
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	16,055	15,210
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	6,590,309	6,226,652
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	5,375,318	5,078,705
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,540,153	1,464,586
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	896,089	851,648
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	52,737	49,952
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	7,981,442	7,533,539
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	881,728	833,074
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	534,367	498,034
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	130,678	121,792
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	3,002	2,874
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	140,963	134,516
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	48,700	46,436
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,105	5,828
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	2,063,215	1,961,565
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	38,929	37,130
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	15,428	14,705
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	206,903	196,402
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	504,798	476,470
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	313,778	296,169
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	7,767	7,331
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	6,118,479	5,834,255
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	2,515,664	2,356,408
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	3,740,513	3,681,428
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	3,462	3,307
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,540,804	1,470,108
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	536,678	513,130
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	154,589	147,178
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,185,723	1,132,131
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	309,151	294,682
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,424	4,208
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	7,955	7,527
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	5,612,977	5,299,741
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,286,255	1,214,073
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	542,232	511,973
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	13,334,391	12,536,086
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	890,138	848,620
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	853,256	813,998
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	451,686	430,632
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	221,381	211,820
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	177,197	169,490
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	86,590	82,568
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	74,757	71,507
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,736	19,766
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,994	10,479
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,080,691	1,020,382
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	366,034	345,608
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,213,334	2,096,042
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	301,104	280,820
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	3,761	3,607
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	9,902	9,489
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	4,849	4,728
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,980,015	2,935,814
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	290,095	285,564
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	115,018	113,251
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	94,504	93,143
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	77,963	76,748
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	36,082	35,515
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,705	31,244
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,539	31,064
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,431	29,979
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	29,990	29,586
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	28,841	28,469
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,123	14,891
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,342	14,086
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,061	12,942
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,169	11,021
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,018	8,897
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	302,951	298,420
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	142,120	139,747
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	14,721	14,639
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,260	3,198
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,389,624	2,350,407
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	104,001	101,952
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	55,578	54,545
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	69,857	68,217
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	224,701	217,869
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,190	2,159
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	167,493	165,066
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	90,649	89,369
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	54,053	53,284
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	28,161	27,693
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,846	27,477
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	22,059	21,758
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	16,983	16,760
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,645,063	3,587,171
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	179,797	176,901
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	151,003	148,297
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	47,023	46,289
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	21,391	21,068
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	13,318	13,204
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	62,521	61,292
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	14,482	14,269
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	897,386	882,577
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	151,334	148,238
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,018,846	995,234
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	212,844	207,420
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	228,867	223,553
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,535,712	4,468,901
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	93,699	91,984
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	88,735	87,439
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	87,987	86,426
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	59,641	58,809
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	41,296	40,748
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,073	36,488
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,320	34,804
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,672	34,190
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,699	34,138
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,793	32,288
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,712	31,264
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,681	31,218
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	28,389	27,969
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,007	26,593
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,875	26,403
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,183	25,803
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,759	24,378
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,062	22,691
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,402	21,087
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,586	16,319
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,612	15,336
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,941	13,725
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,893	13,709
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,009	10,815
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,373	9,267
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,520	6,413
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,608	3,563
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,264,298	2,228,405
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	90,005	88,566
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	73,119	71,923
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	51,871	50,880
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	12,419	12,217
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	34,280	33,731
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	3,416,866	3,334,342
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2046	502,960	489,868
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	305,885	296,680
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	35,513	34,444
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	540,004	532,107
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	126,370	124,457
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	96,540	95,144
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	84,512	83,203
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	56,821	55,942
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	44,797	44,131
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	37,614	37,170
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	30,930	30,525
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	25,484	25,091
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	20,247	19,944
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,782	17,528
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,443	17,202
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	16,447	16,200
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,057	12,845
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,345	11,187
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,917	10,786
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,389	9,255
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,594	8,480
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,279	5,196
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,934	3,876
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,046	2,004
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	687,159	675,912
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	351,629	346,006
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	101,154	99,517
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	68,395	67,293
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	30,914	30,397
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	239,356	235,751
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	17,423	17,148
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	47,044	46,012
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	16,573	16,207
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	1,991,197	1,943,720
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	277,062	270,023
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	274,542	267,567
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	619,423	601,363
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	173,409	168,190
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,464,663	2,428,344
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	353,825	348,537
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	109,251	107,604
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	104,898	103,648
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	44,950	44,223
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	33,758	33,280
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,226	27,800
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	27,825	27,419
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	25,908	25,503
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	21,496	21,166
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,559	15,324
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,631	8,497
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	240,097	236,092
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	203,341	200,272
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	39,129	38,412
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	33,441	32,949
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	18,753	18,446
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	18,171	17,830
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,840	6,760
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	51,571	50,532
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	769,095	750,277
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	3,752,462	3,660,645
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	21,657	21,025
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	148,557	144,040
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	79,342	78,591
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	13,212	13,034
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	5,454	5,382
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	291,058	286,468
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	140,202	137,687
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	137,755	135,626
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	108,895	106,943
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	79,480	78,259
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	68,504	67,615
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	61,204	60,281
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	54,004	53,044
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	37,779	37,237
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	28,867	28,506
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	26,169	25,777
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,312	19,033
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,464	14,239
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,899	12,715
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,294	2,260
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	142,596	140,286
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	128,456	126,132
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	111,115	108,924
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	96,699	94,944
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,442	18,149
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	27,373	26,730
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	5,589,332	5,456,197
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,680,912	1,652,867
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	271,592	264,862
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	22,026	21,480
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,076,237	1,058,729
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	770,366	757,893
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	370,410	364,426
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	211,754	207,990
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	158,121	155,267
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	154,793	151,814
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	59,218	58,167
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	57,461	56,431
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	52,370	51,433
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	21,928	21,634
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,771	10,573
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	372,258	364,749
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	36,342,258	35,531,376
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	25,585	24,988
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	24,463	23,860
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	16,715	16,305
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	154,961	151,218
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,419,034	3,325,760
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	806,515	783,000
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	773,237	750,693
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	5,136,009	4,952,559
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	37,606	36,439
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	123,030	119,985
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,513,210	3,417,366
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,388,798	1,348,306
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	8,390	8,282
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	6,820	6,729
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	3,589	3,539
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	29,313	28,873
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	375,209	366,619
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	361,957	352,761
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	3,703,977	3,558,944
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	3,547,104	3,408,213
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	8,712	8,607
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,405	3,359
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	11,005	10,808
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	92,678	90,760
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	85,427	83,373
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	322,339	315,056
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	293,028	285,858
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	75,234	73,322
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,915,973	1,863,703
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	308,182	299,774
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	41,167	39,890
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	74,413	73,477
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	25,125	24,811
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,313	4,253
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	310,818	304,615
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	109,410	107,157
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	93,046	91,109
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	60,023	58,579
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	36,959	36,159
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	36,366	35,453
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	367,515	362,573
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	193,509	191,434
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	168,132	165,491
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	68,995	67,907
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	163,208	160,573
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	73,983	72,598
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	42,124	41,563
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,544	17,270
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,570	4,491
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	386,937	378,195
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	236,501	229,384
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	24,333	23,601
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	390,232	378,123
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	8,769	8,713
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	111,417	112,197
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	751	756
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	12,000	12,086
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	8,683	8,745
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	192,025	193,364
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	15,195	15,306
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	14,495	14,599
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	6,999	7,049
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	3,048	3,059
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	57,827	58,242
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	226,547	228,021
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	91,013	91,569
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	6,049	6,087
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	26,813	26,954
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,735	3,756
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	72,305	72,484
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	47,249	47,248
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	88,309	88,058
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	12,259	12,220
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	10,287	10,235
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	149,771	150,737
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	109,217	109,941
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	36,360	36,608
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	30,297	30,440
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	1,235	1,231
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	55,001	55,334
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	73,287	73,801
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	13,832	13,937
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	9,163	9,228
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	90,735	91,379
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,674	10,751
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,177,153	1,185,093
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	23,813	23,973
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	257,382	258,742
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	25,659	25,844
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	102,351	102,444
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	35,642	35,541
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	58,454	58,880
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	41,449	41,750
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	41,338	41,558
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	76,267	76,802
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	28,641	28,846
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	24,976	25,153
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,276	1,285
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	376,590	379,245
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	44,365	44,679
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	21,258	21,417
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	671,505	676,215
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	18,050	18,170
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	2,268	2,278
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	33,741	33,920
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,707	5,737
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	1,741,661	1,753,806
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	128,459	128,455
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	11,674	11,651
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,937	3,926
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	51,214	50,908
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	9,988	10,055
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	3,042	3,061
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,531	1,542
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	910	917
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	6,132	6,178
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	4,985	5,022
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	24,541	24,686
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	694,426	699,406
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	524	527
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	480,605	483,960
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	141,546	142,556
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	31,967	32,178
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	25,758	25,943
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	23,776	23,943
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	21,077	21,225
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	18,790	18,920
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	474,925	478,014
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	40,666	40,924
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	718,937	722,922
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,689	8,756
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,444	4,470
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	338,336	338,326
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	170,429	170,424
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	13,091,797	13,087,332
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	3,302,197	3,267,017
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	2,817	2,833
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	17,185	17,308
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	5,662	5,703
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	30,464	30,682
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	65,599	66,059
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	42,733	43,034
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,576	6,622
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,323	3,347
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	58,339	58,627
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	4,130,321	4,159,434
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	57,473	57,875
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	80,847	81,047
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	57,093	56,913
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	45,036	44,894
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	27,825	27,659
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	60,136	60,477
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	90,034	90,692
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	49,182	49,541
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,513,005	3,560,111
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	63,443	63,891
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	19,390	19,522
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	209,704	211,083
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	8,349	8,406
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	4,580	4,602
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,390	4,421
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	34,489	34,649
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,730,459	1,742,711
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	417,545	420,522
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	255,665	256,297
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	260,813	260,316
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	63,988	63,866
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	50,979	51,089
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	51,052	50,891
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,353	10,321
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	125,921	126,774
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	82,363	82,933
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	77,151	77,630
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	60,542	60,959
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	55,031	55,397
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	37,954	38,223
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	35,831	36,087
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	24,719	24,875
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,472,078	2,489,030
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	424,983	427,820
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	95,970	96,618
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	13,180	13,275
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,852	1,866
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	151,544	152,628
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	36,251	36,504
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,421	11,494
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,391	11,468
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,344	3,368
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	200,940	202,088
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	21,049	21,207
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	17,573	17,655
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	263,929	263,179
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	175,572	175,238
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	145,120	144,843
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	62,030	61,912
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	34,018	33,954
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	7,725	7,710
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	35,137	35,004
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,677	13,536
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	119,853	120,687
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	91,772	92,380
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	85,168	85,749
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	83,519	84,073
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	81,478	82,060
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	61,460	61,878
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	57,673	58,062
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	55,934	56,329
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	51,822	52,135
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	49,502	49,841
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	47,637	47,977
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	44,735	45,051
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	39,135	39,395
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	37,567	37,831
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	28,882	29,066
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	21,784	21,938
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	19,450	19,585
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,986	11,034
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,197	10,270
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,542	2,556
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	84,680	85,223
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	7,512,629	7,618,061
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	5,975	6,018
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	22,701	22,862
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	99,185	99,876
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	60,090	60,469
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	55,364	55,728
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	240,964	240,505
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	145,846	145,568
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	95,404	95,610
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	43,722	43,816
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	105,806	105,439
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	82,128	82,517
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	60,089	60,420
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	41,137	41,418
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	119,612	120,433
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	85,724	86,317
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	80,475	81,011
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	34,472	34,706
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	26,045	26,222
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	14,674	14,762
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	13,765	13,863
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,787,425	1,811,392
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	4,958	4,993
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	116,301	117,033
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	93,111	93,767
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	41,546	41,841
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	906,033	910,559
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	29,841	29,952
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	54,883	54,933
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	40,029	40,140
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,472,894	4,471,369
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	181,912	181,565
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	134,992	134,946
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	73,172	73,032
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	45,340	45,438
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	127	127
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	77,635	78,104
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	46,578	46,897
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	14,781	14,872
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	12,108	12,134
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	918	922
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	450	451
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	909,608	916,121
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	138,912	139,910
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	37,392	37,660
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	21,557	21,712
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,794	7,849
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,834	4,869
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	77,041	77,590
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	26,635	26,814
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	23,843	23,988
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	2,656	2,674
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	13,925	13,990
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	330,049	329,937
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	57,151	57,042
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	165,949	167,073
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	140,532	141,419
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	139,947	140,753
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	134,309	135,155
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	126,713	127,563
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	111,401	112,124
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	110,391	111,139
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	101,416	102,094
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	100,943	101,560
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	98,528	99,052
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	96,709	97,364
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	92,838	93,465
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	84,926	85,432
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	82,898	83,385
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	58,296	58,682
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	55,381	55,721
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	54,666	55,028
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	51,875	52,233
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	45,302	45,579
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	39,057	39,309
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,739	36,916
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,606	35,833
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	34,824	34,965
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,839	32,958
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,424	31,600
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,258	15,356
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,496	14,595
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,736	6,779
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,780	4,812
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,483	4,513
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,106	2,120
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,691	1,698
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,070	1,074
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,030	1,036
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	549	552
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	14,110	14,171
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,802,787	4,867,188
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	9,165	9,231
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	8,908	8,972
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,862	5,903
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	38,371	38,634
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	23,610	23,775
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,126	3,148
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	40,142	40,417
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	29,329	29,519
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	16,019	16,139
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,470	2,487
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	1,679,192	1,690,048
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,831	1,849
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	3,153	3,144
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,021,605	3,997,612
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	187,530	188,788
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	171,836	173,013
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	169,764	170,817
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	169,168	170,172
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	137,741	138,644
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	119,219	120,009
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	109,525	110,224
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	106,279	107,011
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	105,113	105,737
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	86,169	86,754
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	83,445	83,992
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	81,614	82,091
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	75,312	75,821
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	70,876	71,351
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	69,643	70,115
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	53,157	53,501
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	52,397	52,758
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	49,488	49,827
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	43,794	43,962
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	40,171	40,431
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	38,110	38,371
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	30,813	31,025
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,759	19,886
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,820	18,924
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,831	6,875
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,275	2,291
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	246,862	248,618
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	16,814	16,929
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	13,187	13,279
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	114,378	115,178
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	51,462	51,852
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,397	13,486
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	10,563	10,642
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	150,422	151,482
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	8,785	8,852
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	268,174	269,591
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	61,687	61,511
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,644	13,605
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	7,277,387	7,270,357
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	715	723
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	70,176	71,882
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	11,636,889	11,754,007
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	8,871,162	8,971,534
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	96,123	97,926
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,545,628	5,622,237
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,300,410	4,349,066
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,744,464	2,770,370
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,999,039	3,032,034
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	317,794	323,763
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	52,235	53,272
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	6,174,143	6,307,670
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	7,611	7,739
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	5,333	5,463
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,719	6,883
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	2,929	3,000
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	7,235,591	7,376,247
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	408,486	410,019
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	5,981	6,127
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,004,537	2,035,987
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,261,307	1,284,800
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	110,194	112,231
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	10,411	10,663
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	4,244	4,348
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	767,177	778,734
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	11,361	11,552
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	5,156	5,244
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	109,384	111,567
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	2,537,084	2,566,623
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	9,014	9,234
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	4,170	4,274
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,590	1,629
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	3,511	3,597
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	815,552	831,916
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	526,064	536,619
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	384,154	391,862
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (c)	980,761	995,578
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	15,163,761	15,555,229
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	10,507,699	10,821,653
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	10,399,898	10,678,132
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,182,954	2,234,534
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	11,194,383	11,476,380
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	22,853,356	23,450,480
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	9,647,165	9,899,231
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,071,937	6,245,767
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	16,545,637	16,972,779
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	20,760,224	21,354,559
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,753,313	7,997,085
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	11,401,126	11,695,458
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.03% 10/1/2033 (c)(d)	7,842	7,960
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (c)(d)	10,377	10,542
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.01% 2/1/2033 (c)(d)	2,418	2,450
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (c)(d)	16,570	16,849
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (c)(d)	13,474	13,708
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (c)(d)	6,183	6,285
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	8,780	8,944
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (c)(d)	9,527	9,807
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	19,288	20,314
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	19,114	20,192
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,609	3,795
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	373,606	395,353
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	361,825	383,631
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	29,523	31,341
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	142,359	149,318
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	19,456	20,383
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	22,354	23,579
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	20,350	21,461
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,676	3,862
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,233	3,384
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,096	2,212
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,606	1,692
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,033	1,091
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	657	693
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	284	299
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	348,321	367,947
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	5,833,727	6,079,373
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	112,814	118,449
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	48,595	50,974
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	46,232	48,416
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	9,311	9,834
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	4,839	5,111
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,677	1,768
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,475	1,558
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	59,840	63,558
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	19,622,116	20,243,003
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	15,621,705	16,259,975
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	5,841,468	6,089,265
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,260,779	2,360,921
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	143,510	152,199
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	14,162	14,815
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	129,151	136,965
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	10,781	11,443
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	7,690,728	7,911,224
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,364,683	7,672,493
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	5,166	5,388
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	7,160	7,541
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	22,446	23,700
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	435,542	461,278
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	20,294,162	20,861,733
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	10,849,671	11,292,966
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	563	587
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	33,585	35,196
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	16,163	17,050
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,216	9,684
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	255	264
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	219,368	231,169
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	11,258,340	11,699,861
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	25,126,961	25,829,693
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	21,449,271	22,385,969
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	60,258	63,436
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	28,660	30,106
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	21,244	22,347
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,044	3,200
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,806	1,898
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,245	1,307
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	654	670
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	62,150	65,914
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	1,149,054	1,217,730
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,485,456	2,583,705
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	17,718,899	18,437,319
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	15,209,016	15,634,370
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	8,075,174	8,354,007
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	37,997,973	39,140,824
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	15,500	16,289
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	12,826	13,461
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	10,121	10,637
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	9,094	9,575
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	823	866
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	433	455
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	70,264	73,406
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	27,318,929	28,074,427
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2026	1,050	1,052
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	18,961	19,452
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	48,727	51,319
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	28,605	30,108
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	25,573	26,825
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,925	7,312
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,988	4,205
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,006	3,155
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	402	419
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	25,777	27,314
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	5,543,607	5,735,026
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	45,933,881	47,204,169
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,241,376	5,471,907
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	6,987	7,453
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,350	1,426
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,297	1,381
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	30,101	32,099
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	877	936
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	63,632	66,530
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	613,979	644,251
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	4,069	4,343
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,449,258	2,583,549
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,388	1,474
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	9,295	9,921
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	3,374,516	3,504,914
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	202	214
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	2,434	2,608
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	3,800	3,998
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	266	285
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	11,648,485	12,267,872
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	2,945	3,133
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	7,521,698	7,805,299
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,765,356	6,077,323
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	3,764,997	3,981,960
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	185,132	193,662
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	35,669	37,293
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	76,277	80,193
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,038	2,171
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	13,653,728	14,396,807
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	10,156,225	10,539,160
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,975,848	4,175,764
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	9,880,164	10,449,522
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	16,419	17,507
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,524	3,758
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	584	623
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	564,103	591,616
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	441,641	462,945
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	104,057	109,289
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,599,406	4,851,589
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	15,772,019	16,696,922
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	12,288,076	13,012,514
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	1,377	1,467
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	338	358
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	11,413,304	12,005,028
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (c)	254,754	265,553
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	2,003	2,015
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	105	110
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	75	79
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	326	342
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	4	4
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	4,386	4,604
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	726	768
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	48	51
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	1,482	1,489
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	42	44
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	178	187
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	101	106
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	97	97
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	1,566	1,641
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	514	539
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	465	487
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	661	698
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	649	684
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,131	1,206
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	956	1,003
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	117	124
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	271	284
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	164	172
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	418	438
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	271	284
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	268	281
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	3,499	3,667
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	713	760
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	1,069	1,075
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	146	149
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	3,813	3,996
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,557	1,643
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	719	762
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	81	85
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,607	1,685
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	929	974
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	668	700
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	3,564	3,736
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	1,795	1,881
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	102	107
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	1,410	1,413
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	910	954
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	5,695	6,075
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	283	302
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	37	37
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	26	25
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	80	83
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	2	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	22,727	23,990
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	1,420	1,502
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	701	737
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	283	299
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	3,739	3,967
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	153	153
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	218	229
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	696	732
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,896	2,013
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,285	1,365
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	118	124
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	23	23
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	14,616	15,318
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	199	208
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	37,965	39,790
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	1,048	1,102
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	958	1,016
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	231	244
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	218	230
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	152	161
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	29	30
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	6,054	6,344
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	26	28
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	3,970	4,161
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	936	981
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	20,308	21,569
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	8,605	9,019
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,199	4,411
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,622	3,851
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	709	752
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	579	613
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	70	73
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	52	55
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,094	1,165
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	6,374	6,681
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	104	109
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	3	3
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	1,536	1,610
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	468	490
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	42	44
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	1,219	1,284
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	453	477
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,798	2,976
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,672	2,826
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	649	685
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	321	340
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	10,472	11,318
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	2,321	2,329
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	2,037	2,135
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	709	743
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	618	647
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	823	862
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	735	771
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	259	272
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	31	31
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	2,043	2,142
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	247	260
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	36,159	38,429
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,120	9,686
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,716	2,856
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,331	2,480
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	289	303
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	55	58
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	3,004	3,016
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	371	388
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,805	1,892
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,356	1,421
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	995	1,043
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	275	288
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	5,582	5,851
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	9,175	9,639
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	840	880
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	404	426
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	259	272
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	6,896	7,337
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	1,768	1,781
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2,399	2,448
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2,224	2,264
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,242	1,262
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	835	853
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	752	769
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	456	467
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	267	273
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	215	220
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	182	185
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	82	83
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	78	78
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	54	54
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	53	53
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	834	854
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	613	624
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	177	181
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	145	148
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	428	440
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	103	106
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	6,609	6,920
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	856	892
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1,464	1,496
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	708	719
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	632	642
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	521	530
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	520	523
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	184	188
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	134	137
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	130	131
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	126	128
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	616	626
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	453	472
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	138	142
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,838	1,931
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	784	804
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	582	595
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	86	86
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	1,087	1,112
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	591	613
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	3,246	3,436
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	813	822
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	694	704
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	407	418
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	134	137
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	57	58
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,769	2,881
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	155	162
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	1,384	1,463
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	3,091	3,136
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	614	630
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	961	977
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	386	410
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	42	42
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	738	755
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	67	69
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	2,274	2,436
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	415	444
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	2,485	2,524
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	191	192
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	190	192
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	113	114
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	259	266
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	307	319
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,166	1,241
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,003	1,073
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	537	538
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	58	58
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,036	1,051
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	272	276
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	1,226	1,262
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	473	506
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	254	271
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	130	138
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	102	109
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	88	94
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	448	454
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	406	411
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	113	115
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	68	68
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	437	450
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	391	408
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	344	349
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	84	85
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	60	62
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	327	336
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,226	2,319
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	454	467
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	262	268
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	97	101
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	70	72
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	32,462	33,207
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	796	838
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	6,244	6,678
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	335	337
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1,746	1,784
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	605	618
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	183	186
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	114	115
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	69	70
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	2,281	2,376
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,231	1,279
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	193	201
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	150	157
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	1,574	1,689
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	22,553	24,379
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	4,113	4,381
Freddie Mac Gold Pool 1.5% 1/1/2036	7,318,300	6,633,651
Freddie Mac Gold Pool 1.5% 1/1/2051	30,124,791	23,398,085
Freddie Mac Gold Pool 1.5% 1/1/2051	4,446,151	3,478,359
Freddie Mac Gold Pool 1.5% 11/1/2035	7,154,976	6,505,730
Freddie Mac Gold Pool 1.5% 11/1/2035	623,194	566,645
Freddie Mac Gold Pool 1.5% 11/1/2050	383,975	301,475
Freddie Mac Gold Pool 1.5% 12/1/2035	8,125,293	7,365,147
Freddie Mac Gold Pool 1.5% 12/1/2040	881,743	755,237
Freddie Mac Gold Pool 1.5% 12/1/2050	270,503	212,383
Freddie Mac Gold Pool 1.5% 12/1/2050	91,882	72,227
Freddie Mac Gold Pool 1.5% 2/1/2036	459,221	416,260
Freddie Mac Gold Pool 1.5% 2/1/2041	1,521,851	1,300,517
Freddie Mac Gold Pool 1.5% 2/1/2051	30,635,777	23,794,970
Freddie Mac Gold Pool 1.5% 3/1/2036	290,153	263,009
Freddie Mac Gold Pool 1.5% 3/1/2041	1,540,798	1,316,776
Freddie Mac Gold Pool 1.5% 3/1/2051	98,384	77,338
Freddie Mac Gold Pool 1.5% 4/1/2036	499,693	452,945
Freddie Mac Gold Pool 1.5% 4/1/2041	1,577,226	1,345,948
Freddie Mac Gold Pool 1.5% 4/1/2051 (m)	45,329,715	35,207,830
Freddie Mac Gold Pool 1.5% 5/1/2036	9,784,310	8,878,131
Freddie Mac Gold Pool 1.5% 5/1/2036	512,725	464,278
Freddie Mac Gold Pool 1.5% 6/1/2036	520,090	470,946
Freddie Mac Gold Pool 1.5% 6/1/2051	241,938	190,183
Freddie Mac Gold Pool 1.5% 7/1/2035	2,552,441	2,320,831
Freddie Mac Gold Pool 1.5% 8/1/2035	5,864,182	5,332,063
Freddie Mac Gold Pool 1.5% 8/1/2036	315,795	285,955
Freddie Mac Gold Pool 1.5% 8/1/2051	177,606	138,447
Freddie Mac Gold Pool 2% 1/1/2051	2,136,002	1,759,452
Freddie Mac Gold Pool 2% 1/1/2052	255,009	209,098
Freddie Mac Gold Pool 2% 10/1/2041	795,696	698,089
Freddie Mac Gold Pool 2% 10/1/2051	25,367,310	20,990,503
Freddie Mac Gold Pool 2% 10/1/2051	1,393,837	1,155,526
Freddie Mac Gold Pool 2% 11/1/2041	6,420,161	5,630,236
Freddie Mac Gold Pool 2% 11/1/2050	35,155,402	28,881,049
Freddie Mac Gold Pool 2% 11/1/2050	27,817	22,913
Freddie Mac Gold Pool 2% 11/1/2051	36,994,047	30,611,194
Freddie Mac Gold Pool 2% 11/1/2051	5,064,902	4,198,932
Freddie Mac Gold Pool 2% 11/1/2051	1,904,217	1,578,644
Freddie Mac Gold Pool 2% 11/1/2051	1,223,283	1,014,132
Freddie Mac Gold Pool 2% 12/1/2035	1,428,670	1,328,615
Freddie Mac Gold Pool 2% 12/1/2051	17,465,426	14,479,278
Freddie Mac Gold Pool 2% 2/1/2042	1,951,828	1,708,732
Freddie Mac Gold Pool 2% 2/1/2051	25,278,290	21,059,033
Freddie Mac Gold Pool 2% 2/1/2051	10,181,803	8,358,244
Freddie Mac Gold Pool 2% 2/1/2052	20,473,155	16,927,976
Freddie Mac Gold Pool 2% 3/1/2041	3,650,283	3,234,084
Freddie Mac Gold Pool 2% 3/1/2051	16,996,887	13,952,748
Freddie Mac Gold Pool 2% 3/1/2051	488,443	401,726
Freddie Mac Gold Pool 2% 5/1/2051	19,871,499	16,542,282
Freddie Mac Gold Pool 2% 5/1/2051	17,043,712	13,980,534
Freddie Mac Gold Pool 2% 5/1/2051	2,358,821	1,959,208
Freddie Mac Gold Pool 2% 5/1/2051	866,144	712,913
Freddie Mac Gold Pool 2% 6/1/2050	61,999,461	51,050,369
Freddie Mac Gold Pool 2% 6/1/2050	16,705,143	13,890,747
Freddie Mac Gold Pool 2% 7/1/2041	20,330,174	17,907,873
Freddie Mac Gold Pool 2% 7/1/2041	16,843	14,811
Freddie Mac Gold Pool 2% 7/1/2050	107,089	88,077
Freddie Mac Gold Pool 2% 7/1/2051	1,327,806	1,101,615
Freddie Mac Gold Pool 2% 8/1/2051	1,673,515	1,374,835
Freddie Mac Gold Pool 2% 9/1/2050 (n)	58,951,914	48,485,751
Freddie Mac Gold Pool 2.5% 1/1/2031	16,542	16,090
Freddie Mac Gold Pool 2.5% 1/1/2032	150,124	145,221
Freddie Mac Gold Pool 2.5% 1/1/2033	53,545	51,635
Freddie Mac Gold Pool 2.5% 1/1/2041	7,859,946	7,136,980
Freddie Mac Gold Pool 2.5% 1/1/2042	4,625,672	4,170,879
Freddie Mac Gold Pool 2.5% 10/1/2031	1,598,611	1,551,014
Freddie Mac Gold Pool 2.5% 10/1/2041	2,252,967	2,034,971
Freddie Mac Gold Pool 2.5% 10/1/2051	3,523,982	3,042,142
Freddie Mac Gold Pool 2.5% 11/1/2031	1,786,154	1,729,109
Freddie Mac Gold Pool 2.5% 11/1/2032	803,130	774,527
Freddie Mac Gold Pool 2.5% 11/1/2041	13,693,367	12,417,139
Freddie Mac Gold Pool 2.5% 11/1/2041	1,475,191	1,335,266
Freddie Mac Gold Pool 2.5% 11/1/2041	1,315,883	1,193,538
Freddie Mac Gold Pool 2.5% 12/1/2031	11,828	11,446
Freddie Mac Gold Pool 2.5% 12/1/2051	20,352,821	17,589,026
Freddie Mac Gold Pool 2.5% 12/1/2051	15,413,518	13,306,001
Freddie Mac Gold Pool 2.5% 2/1/2042	2,564,648	2,323,289
Freddie Mac Gold Pool 2.5% 2/1/2051	22,029,835	19,148,460
Freddie Mac Gold Pool 2.5% 3/1/2050	3,324,946	2,868,243
Freddie Mac Gold Pool 2.5% 3/1/2051	21,557,372	18,603,059
Freddie Mac Gold Pool 2.5% 4/1/2042	955,436	862,481
Freddie Mac Gold Pool 2.5% 4/1/2052	2,807,498	2,436,784
Freddie Mac Gold Pool 2.5% 5/1/2030	7,126	6,958
Freddie Mac Gold Pool 2.5% 5/1/2041	5,491,496	5,004,629
Freddie Mac Gold Pool 2.5% 5/1/2051	50,138,386	43,517,903
Freddie Mac Gold Pool 2.5% 6/1/2031	851,891	828,851
Freddie Mac Gold Pool 2.5% 6/1/2031	264,207	256,437
Freddie Mac Gold Pool 2.5% 6/1/2040	812,114	742,570
Freddie Mac Gold Pool 2.5% 6/1/2041	1,139,142	1,033,966
Freddie Mac Gold Pool 2.5% 7/1/2031	450,096	436,865
Freddie Mac Gold Pool 2.5% 7/1/2051	14,348,712	12,409,208
Freddie Mac Gold Pool 2.5% 7/1/2051	7,154,096	6,218,381
Freddie Mac Gold Pool 2.5% 8/1/2031	758,944	736,340
Freddie Mac Gold Pool 2.5% 8/1/2041	1,078,771	979,631
Freddie Mac Gold Pool 2.5% 8/1/2050	11,183,565	9,727,809
Freddie Mac Gold Pool 2.5% 9/1/2041	2,365,017	2,145,730
Freddie Mac Gold Pool 3% 1/1/2033	6,795	6,629
Freddie Mac Gold Pool 3% 1/1/2033	5,669	5,538
Freddie Mac Gold Pool 3% 1/1/2034	37,179	36,286
Freddie Mac Gold Pool 3% 1/1/2043	322,224	299,904
Freddie Mac Gold Pool 3% 1/1/2043	26,332	24,373
Freddie Mac Gold Pool 3% 1/1/2052	6,680,528	5,999,586
Freddie Mac Gold Pool 3% 1/1/2052	1,122,613	1,006,432
Freddie Mac Gold Pool 3% 1/1/2052	718,320	643,980
Freddie Mac Gold Pool 3% 10/1/2042	51,773	48,040
Freddie Mac Gold Pool 3% 10/1/2049	19,208	17,298
Freddie Mac Gold Pool 3% 10/1/2051	9,323,036	8,390,226
Freddie Mac Gold Pool 3% 11/1/2042	52,230	48,777
Freddie Mac Gold Pool 3% 11/1/2049	34,263,081	31,059,764
Freddie Mac Gold Pool 3% 11/1/2050	1,754,515	1,575,679
Freddie Mac Gold Pool 3% 11/1/2051	6,444,724	5,781,776
Freddie Mac Gold Pool 3% 12/1/2030	741,751	727,868
Freddie Mac Gold Pool 3% 12/1/2032	2,409,055	2,359,512
Freddie Mac Gold Pool 3% 12/1/2032	315,402	308,306
Freddie Mac Gold Pool 3% 12/1/2042	3,985,604	3,712,975
Freddie Mac Gold Pool 3% 12/1/2042	34,044	31,708
Freddie Mac Gold Pool 3% 12/1/2042	12,599	11,736
Freddie Mac Gold Pool 3% 12/1/2046	23,771,677	21,782,361
Freddie Mac Gold Pool 3% 12/1/2050	14,379,484	12,913,793
Freddie Mac Gold Pool 3% 2/1/2032	75,920	74,313
Freddie Mac Gold Pool 3% 2/1/2032	66,322	64,919
Freddie Mac Gold Pool 3% 2/1/2033	715,555	702,686
Freddie Mac Gold Pool 3% 2/1/2034	3,503	3,409
Freddie Mac Gold Pool 3% 2/1/2037	994,180	950,094
Freddie Mac Gold Pool 3% 2/1/2037	55,948	53,467
Freddie Mac Gold Pool 3% 2/1/2043	371,262	347,014
Freddie Mac Gold Pool 3% 2/1/2043	180,946	168,556
Freddie Mac Gold Pool 3% 2/1/2043	89,487	83,006
Freddie Mac Gold Pool 3% 2/1/2043	19,187	17,838
Freddie Mac Gold Pool 3% 2/1/2050	79,427	71,530
Freddie Mac Gold Pool 3% 2/1/2052	2,762,079	2,475,363
Freddie Mac Gold Pool 3% 2/1/2052	1,501,078	1,345,729
Freddie Mac Gold Pool 3% 3/1/2032	32,155	31,473
Freddie Mac Gold Pool 3% 3/1/2033	554,392	541,436
Freddie Mac Gold Pool 3% 3/1/2043	87,360	81,340
Freddie Mac Gold Pool 3% 3/1/2052	14,753,334	13,217,264
Freddie Mac Gold Pool 3% 3/1/2052	564,501	506,079
Freddie Mac Gold Pool 3% 3/1/2052	38,368	34,470
Freddie Mac Gold Pool 3% 4/1/2032	71,831	70,434
Freddie Mac Gold Pool 3% 4/1/2032	24,981	24,502
Freddie Mac Gold Pool 3% 4/1/2033	22,969	22,427
Freddie Mac Gold Pool 3% 4/1/2033	11,267	11,001
Freddie Mac Gold Pool 3% 4/1/2034	1,217,024	1,188,385
Freddie Mac Gold Pool 3% 4/1/2038	224,683	213,296
Freddie Mac Gold Pool 3% 4/1/2043	32,795	30,550
Freddie Mac Gold Pool 3% 4/1/2045	192,946	176,370
Freddie Mac Gold Pool 3% 4/1/2045	129,526	118,473
Freddie Mac Gold Pool 3% 4/1/2046	442,224	405,355
Freddie Mac Gold Pool 3% 4/1/2046	366,799	336,219
Freddie Mac Gold Pool 3% 4/1/2052	12,064,311	10,917,547
Freddie Mac Gold Pool 3% 5/1/2033	35,463	34,627
Freddie Mac Gold Pool 3% 5/1/2045	206,911	189,872
Freddie Mac Gold Pool 3% 5/1/2046	6,607,894	6,056,982
Freddie Mac Gold Pool 3% 5/1/2046	1,056,731	968,630
Freddie Mac Gold Pool 3% 5/1/2051	6,065,214	5,454,572
Freddie Mac Gold Pool 3% 6/1/2031	502,440	493,016
Freddie Mac Gold Pool 3% 6/1/2031	191,384	187,796
Freddie Mac Gold Pool 3% 6/1/2031	111,662	109,515
Freddie Mac Gold Pool 3% 6/1/2031	66,080	64,929
Freddie Mac Gold Pool 3% 6/1/2031	60,945	59,745
Freddie Mac Gold Pool 3% 6/1/2031	47,160	46,221
Freddie Mac Gold Pool 3% 6/1/2031	41,783	41,055
Freddie Mac Gold Pool 3% 6/1/2046	6,539,183	5,993,999
Freddie Mac Gold Pool 3% 6/1/2050	16,298,838	14,754,657
Freddie Mac Gold Pool 3% 6/1/2052	1,858,257	1,665,943
Freddie Mac Gold Pool 3% 7/1/2032	126,107	123,427
Freddie Mac Gold Pool 3% 7/1/2033	17,723	17,320
Freddie Mac Gold Pool 3% 7/1/2045	434,962	399,803
Freddie Mac Gold Pool 3% 7/1/2045	161,712	151,539
Freddie Mac Gold Pool 3% 7/1/2045	30,200	27,864
Freddie Mac Gold Pool 3% 8/1/2032	158,100	154,777
Freddie Mac Gold Pool 3% 8/1/2032	109,798	107,441
Freddie Mac Gold Pool 3% 8/1/2042	72,586	67,718
Freddie Mac Gold Pool 3% 8/1/2042	55,862	51,946
Freddie Mac Gold Pool 3% 8/1/2045	215,380	197,676
Freddie Mac Gold Pool 3% 8/1/2045	129,352	119,384
Freddie Mac Gold Pool 3% 9/1/2033	22,024	21,464
Freddie Mac Gold Pool 3% 9/1/2049	74,008	67,297
Freddie Mac Gold Pool 3% 9/1/2051	5,748,098	5,156,810
Freddie Mac Gold Pool 3.5% 1/1/2032	119,981	118,751
Freddie Mac Gold Pool 3.5% 1/1/2046	875,442	826,727
Freddie Mac Gold Pool 3.5% 1/1/2046	30,296	28,610
Freddie Mac Gold Pool 3.5% 1/1/2046	25,602	24,196
Freddie Mac Gold Pool 3.5% 1/1/2048	25,688	24,318
Freddie Mac Gold Pool 3.5% 10/1/2040	51,053	48,845
Freddie Mac Gold Pool 3.5% 10/1/2042	250,926	239,586
Freddie Mac Gold Pool 3.5% 10/1/2042	43,545	41,601
Freddie Mac Gold Pool 3.5% 10/1/2042	31,730	30,253
Freddie Mac Gold Pool 3.5% 10/1/2044	67,338	63,520
Freddie Mac Gold Pool 3.5% 10/1/2045	178,921	168,475
Freddie Mac Gold Pool 3.5% 10/1/2047	115,328	109,216
Freddie Mac Gold Pool 3.5% 10/1/2051	5,202,438	4,864,966
Freddie Mac Gold Pool 3.5% 11/1/2033	941,616	926,006
Freddie Mac Gold Pool 3.5% 11/1/2040	106,537	102,173
Freddie Mac Gold Pool 3.5% 11/1/2044	1,548,204	1,465,348
Freddie Mac Gold Pool 3.5% 11/1/2044	10,987	10,491
Freddie Mac Gold Pool 3.5% 11/1/2045	106,414	100,698
Freddie Mac Gold Pool 3.5% 11/1/2047	777,904	736,680
Freddie Mac Gold Pool 3.5% 11/1/2047	110,770	104,640
Freddie Mac Gold Pool 3.5% 11/1/2051	566,420	524,934
Freddie Mac Gold Pool 3.5% 12/1/2033	816,111	805,802
Freddie Mac Gold Pool 3.5% 12/1/2040	102,797	97,719
Freddie Mac Gold Pool 3.5% 12/1/2045	3,759,142	3,549,956
Freddie Mac Gold Pool 3.5% 12/1/2045	733,051	692,258
Freddie Mac Gold Pool 3.5% 12/1/2046	1,208,498	1,140,871
Freddie Mac Gold Pool 3.5% 12/1/2047	175,697	166,331
Freddie Mac Gold Pool 3.5% 2/1/2034	4,738,290	4,680,026
Freddie Mac Gold Pool 3.5% 2/1/2043	3,151,115	3,005,465
Freddie Mac Gold Pool 3.5% 2/1/2043	1,134,426	1,084,719
Freddie Mac Gold Pool 3.5% 2/1/2043	423,553	406,228
Freddie Mac Gold Pool 3.5% 2/1/2045	7,213	6,873
Freddie Mac Gold Pool 3.5% 2/1/2046	2,935,264	2,776,511
Freddie Mac Gold Pool 3.5% 2/1/2052	1,583,376	1,478,686
Freddie Mac Gold Pool 3.5% 3/1/2032	2,157,278	2,134,929
Freddie Mac Gold Pool 3.5% 3/1/2045	2,125,741	2,013,024
Freddie Mac Gold Pool 3.5% 3/1/2045	558,434	529,783
Freddie Mac Gold Pool 3.5% 3/1/2045	419,440	397,857
Freddie Mac Gold Pool 3.5% 3/1/2045	194,558	185,628
Freddie Mac Gold Pool 3.5% 3/1/2046	990,402	938,217
Freddie Mac Gold Pool 3.5% 3/1/2052	18,900,982	17,645,379
Freddie Mac Gold Pool 3.5% 3/1/2052	16,314,586	15,200,208
Freddie Mac Gold Pool 3.5% 3/1/2052	7,441,620	6,943,316
Freddie Mac Gold Pool 3.5% 4/1/2040	126,298	121,202
Freddie Mac Gold Pool 3.5% 4/1/2042	9,744,188	9,341,072
Freddie Mac Gold Pool 3.5% 4/1/2042	91,582	87,629
Freddie Mac Gold Pool 3.5% 4/1/2043	1,449,277	1,381,481
Freddie Mac Gold Pool 3.5% 4/1/2043	581,940	555,432
Freddie Mac Gold Pool 3.5% 4/1/2046	4,407,309	4,168,941
Freddie Mac Gold Pool 3.5% 4/1/2046	1,668,636	1,578,388
Freddie Mac Gold Pool 3.5% 4/1/2046	1,403,632	1,327,717
Freddie Mac Gold Pool 3.5% 5/1/2033	589,094	582,201
Freddie Mac Gold Pool 3.5% 5/1/2034	950,428	937,575
Freddie Mac Gold Pool 3.5% 5/1/2034	362,790	357,938
Freddie Mac Gold Pool 3.5% 5/1/2040	241,759	232,149
Freddie Mac Gold Pool 3.5% 5/1/2040	25,016	24,015
Freddie Mac Gold Pool 3.5% 5/1/2045	4,782,180	4,521,120
Freddie Mac Gold Pool 3.5% 5/1/2045	278,934	263,816
Freddie Mac Gold Pool 3.5% 5/1/2045	148,505	140,625
Freddie Mac Gold Pool 3.5% 5/1/2045	66,920	63,940
Freddie Mac Gold Pool 3.5% 5/1/2045	48,092	45,319
Freddie Mac Gold Pool 3.5% 5/1/2046	5,731,405	5,432,170
Freddie Mac Gold Pool 3.5% 5/1/2046	3,650,675	3,453,230
Freddie Mac Gold Pool 3.5% 5/1/2046	1,980,642	1,871,663
Freddie Mac Gold Pool 3.5% 5/1/2046	5,201	4,920
Freddie Mac Gold Pool 3.5% 6/1/2032	4,513,885	4,465,199
Freddie Mac Gold Pool 3.5% 6/1/2040	213,910	205,684
Freddie Mac Gold Pool 3.5% 6/1/2042	41,178	39,380
Freddie Mac Gold Pool 3.5% 6/1/2043	33,767	32,163
Freddie Mac Gold Pool 3.5% 6/1/2045	8,080,779	7,657,863
Freddie Mac Gold Pool 3.5% 6/1/2045	5,830,350	5,517,332
Freddie Mac Gold Pool 3.5% 6/1/2045	948,302	899,466
Freddie Mac Gold Pool 3.5% 6/1/2045	448,377	425,360
Freddie Mac Gold Pool 3.5% 6/1/2045	9,422	8,936
Freddie Mac Gold Pool 3.5% 7/1/2032	5,085,856	5,030,471
Freddie Mac Gold Pool 3.5% 7/1/2032	3,107,490	3,074,320
Freddie Mac Gold Pool 3.5% 7/1/2040	20,316	19,476
Freddie Mac Gold Pool 3.5% 7/1/2042	1,063,835	1,015,035
Freddie Mac Gold Pool 3.5% 7/1/2045	10,917	10,317
Freddie Mac Gold Pool 3.5% 7/1/2046	220,773	208,625
Freddie Mac Gold Pool 3.5% 7/1/2046	7,145	6,754
Freddie Mac Gold Pool 3.5% 7/1/2047	1,864,607	1,766,379
Freddie Mac Gold Pool 3.5% 8/1/2034	1,614,268	1,591,985
Freddie Mac Gold Pool 3.5% 8/1/2034	283,412	279,541
Freddie Mac Gold Pool 3.5% 8/1/2038	44,494	43,387
Freddie Mac Gold Pool 3.5% 8/1/2040	138,510	132,911
Freddie Mac Gold Pool 3.5% 8/1/2042	866,665	828,308
Freddie Mac Gold Pool 3.5% 8/1/2046	18,031	17,118
Freddie Mac Gold Pool 3.5% 8/1/2047	2,907,661	2,753,575
Freddie Mac Gold Pool 3.5% 8/1/2047	337,823	319,921
Freddie Mac Gold Pool 3.5% 8/1/2047	228,224	216,129
Freddie Mac Gold Pool 3.5% 8/1/2051	7,125,664	6,665,663
Freddie Mac Gold Pool 3.5% 9/1/2040	110,786	106,448
Freddie Mac Gold Pool 3.5% 9/1/2042	4,421,104	4,216,026
Freddie Mac Gold Pool 3.5% 9/1/2042	1,342,589	1,279,728
Freddie Mac Gold Pool 3.5% 9/1/2042	12,631	12,042
Freddie Mac Gold Pool 3.5% 9/1/2046	5,669,140	5,358,983
Freddie Mac Gold Pool 3.5% 9/1/2046	2,412,126	2,279,406
Freddie Mac Gold Pool 3.5% 9/1/2046	1,871,660	1,769,776
Freddie Mac Gold Pool 3.5% 9/1/2047	57,584	54,533
Freddie Mac Gold Pool 3.5% 9/1/2047	54,261	51,386
Freddie Mac Gold Pool 3.5% 9/1/2051	942,412	878,923
Freddie Mac Gold Pool 4% 1/1/2036	6,018,940	6,017,260
Freddie Mac Gold Pool 4% 1/1/2039	36,869	36,548
Freddie Mac Gold Pool 4% 1/1/2041	167,360	165,371
Freddie Mac Gold Pool 4% 1/1/2041	44,258	43,597
Freddie Mac Gold Pool 4% 1/1/2041	25,738	25,389
Freddie Mac Gold Pool 4% 1/1/2042	32,007	31,517
Freddie Mac Gold Pool 4% 1/1/2043	84,809	83,187
Freddie Mac Gold Pool 4% 1/1/2044	237,884	232,919
Freddie Mac Gold Pool 4% 1/1/2044	190,811	187,089
Freddie Mac Gold Pool 4% 10/1/2041	2,853,619	2,811,334
Freddie Mac Gold Pool 4% 10/1/2041	347,689	342,606
Freddie Mac Gold Pool 4% 10/1/2041	141,690	139,642
Freddie Mac Gold Pool 4% 10/1/2041	19,007	18,731
Freddie Mac Gold Pool 4% 10/1/2042	120,485	118,413
Freddie Mac Gold Pool 4% 10/1/2042	63,863	63,159
Freddie Mac Gold Pool 4% 10/1/2042	44,622	43,771
Freddie Mac Gold Pool 4% 10/1/2043	592,829	581,071
Freddie Mac Gold Pool 4% 10/1/2043	249,324	244,133
Freddie Mac Gold Pool 4% 10/1/2043	91,113	89,228
Freddie Mac Gold Pool 4% 10/1/2043	82,565	81,107
Freddie Mac Gold Pool 4% 10/1/2044	34,111	33,361
Freddie Mac Gold Pool 4% 10/1/2045	12,863	12,613
Freddie Mac Gold Pool 4% 10/1/2052	5,398,187	5,215,493
Freddie Mac Gold Pool 4% 11/1/2040	2,625,634	2,588,846
Freddie Mac Gold Pool 4% 11/1/2041	454,711	447,152
Freddie Mac Gold Pool 4% 11/1/2041	49,188	48,724
Freddie Mac Gold Pool 4% 11/1/2041	18,704	18,433
Freddie Mac Gold Pool 4% 11/1/2042	5,153,988	5,079,115
Freddie Mac Gold Pool 4% 11/1/2042	524,724	515,804
Freddie Mac Gold Pool 4% 11/1/2042	453,840	445,566
Freddie Mac Gold Pool 4% 11/1/2042	415,671	409,383
Freddie Mac Gold Pool 4% 11/1/2042	285,614	280,758
Freddie Mac Gold Pool 4% 11/1/2042	161,770	158,732
Freddie Mac Gold Pool 4% 11/1/2042	15,498	15,392
Freddie Mac Gold Pool 4% 11/1/2043	623,069	612,383
Freddie Mac Gold Pool 4% 11/1/2047	262,935	254,989
Freddie Mac Gold Pool 4% 11/1/2051	62,432	60,553
Freddie Mac Gold Pool 4% 12/1/2040	84,930	83,871
Freddie Mac Gold Pool 4% 12/1/2040	35,366	34,900
Freddie Mac Gold Pool 4% 12/1/2042	918,581	904,892
Freddie Mac Gold Pool 4% 12/1/2042	240,912	236,554
Freddie Mac Gold Pool 4% 12/1/2042	129,131	127,327
Freddie Mac Gold Pool 4% 12/1/2045	1,256,554	1,228,279
Freddie Mac Gold Pool 4% 12/1/2045	411,058	404,081
Freddie Mac Gold Pool 4% 12/1/2047	7,095,349	6,880,917
Freddie Mac Gold Pool 4% 2/1/2041	131,873	130,108
Freddie Mac Gold Pool 4% 2/1/2041	3,430	3,379
Freddie Mac Gold Pool 4% 2/1/2042	5,817,823	5,721,293
Freddie Mac Gold Pool 4% 2/1/2042	210,267	207,305
Freddie Mac Gold Pool 4% 2/1/2043	429,058	421,171
Freddie Mac Gold Pool 4% 2/1/2043	324,849	318,634
Freddie Mac Gold Pool 4% 2/1/2043	257,437	252,386
Freddie Mac Gold Pool 4% 2/1/2043	139,988	137,263
Freddie Mac Gold Pool 4% 2/1/2044	251,226	246,322
Freddie Mac Gold Pool 4% 2/1/2044	136,904	134,396
Freddie Mac Gold Pool 4% 2/1/2044	136,294	133,362
Freddie Mac Gold Pool 4% 2/1/2045	2,756,425	2,700,261
Freddie Mac Gold Pool 4% 2/1/2046	1,380,411	1,351,979
Freddie Mac Gold Pool 4% 2/1/2046	74,516	72,706
Freddie Mac Gold Pool 4% 2/1/2048	344,591	334,823
Freddie Mac Gold Pool 4% 2/1/2048	225,158	218,846
Freddie Mac Gold Pool 4% 2/1/2052	31,534	30,575
Freddie Mac Gold Pool 4% 2/1/2052	28,205	27,348
Freddie Mac Gold Pool 4% 2/1/2053	9,128,212	8,793,609
Freddie Mac Gold Pool 4% 3/1/2042	225,317	221,498
Freddie Mac Gold Pool 4% 3/1/2042	220,433	217,156
Freddie Mac Gold Pool 4% 3/1/2042	52,354	51,384
Freddie Mac Gold Pool 4% 3/1/2043	145,439	143,279
Freddie Mac Gold Pool 4% 3/1/2043	86,630	84,951
Freddie Mac Gold Pool 4% 3/1/2044	301,750	295,488
Freddie Mac Gold Pool 4% 4/1/2040	6,526	6,470
Freddie Mac Gold Pool 4% 4/1/2042	3,380,347	3,323,868
Freddie Mac Gold Pool 4% 4/1/2042	2,451,195	2,414,290
Freddie Mac Gold Pool 4% 4/1/2042	97,040	95,246
Freddie Mac Gold Pool 4% 4/1/2042	88,563	87,442
Freddie Mac Gold Pool 4% 4/1/2042	70,267	69,350
Freddie Mac Gold Pool 4% 4/1/2042	40,748	39,993
Freddie Mac Gold Pool 4% 4/1/2043	342,654	337,029
Freddie Mac Gold Pool 4% 4/1/2043	226,069	222,126
Freddie Mac Gold Pool 4% 4/1/2043	85,061	84,114
Freddie Mac Gold Pool 4% 4/1/2045	6,270	6,140
Freddie Mac Gold Pool 4% 4/1/2046	1,055,953	1,030,970
Freddie Mac Gold Pool 4% 4/1/2048	988,262	960,248
Freddie Mac Gold Pool 4% 4/1/2048	828,395	804,912
Freddie Mac Gold Pool 4% 4/1/2048	448,350	435,641
Freddie Mac Gold Pool 4% 4/1/2048	168,820	164,034
Freddie Mac Gold Pool 4% 4/1/2048	47,926	46,567
Freddie Mac Gold Pool 4% 4/1/2052	65,693	63,654
Freddie Mac Gold Pool 4% 4/1/2052	45,849	44,427
Freddie Mac Gold Pool 4% 5/1/2037	696,154	692,479
Freddie Mac Gold Pool 4% 5/1/2042	433,209	427,055
Freddie Mac Gold Pool 4% 5/1/2043	277,098	271,733
Freddie Mac Gold Pool 4% 5/1/2043	102,666	100,588
Freddie Mac Gold Pool 4% 5/1/2043	100,853	98,834
Freddie Mac Gold Pool 4% 5/1/2043	90,340	88,527
Freddie Mac Gold Pool 4% 5/1/2043	29,730	29,189
Freddie Mac Gold Pool 4% 5/1/2045	2,520,596	2,483,629
Freddie Mac Gold Pool 4% 5/1/2045	456,735	446,120
Freddie Mac Gold Pool 4% 5/1/2048	5,684,016	5,524,670
Freddie Mac Gold Pool 4% 5/1/2053 (l)	15,251,756	14,659,325
Freddie Mac Gold Pool 4% 6/1/2038	18,894	18,730
Freddie Mac Gold Pool 4% 6/1/2038	14,124	14,010
Freddie Mac Gold Pool 4% 6/1/2041	124,764	122,814
Freddie Mac Gold Pool 4% 6/1/2041	20,840	20,727
Freddie Mac Gold Pool 4% 6/1/2042	116,601	114,794
Freddie Mac Gold Pool 4% 6/1/2043	251,491	247,841
Freddie Mac Gold Pool 4% 6/1/2043	154,736	151,670
Freddie Mac Gold Pool 4% 6/1/2045	35,039	34,278
Freddie Mac Gold Pool 4% 6/1/2047	5,636,325	5,495,929
Freddie Mac Gold Pool 4% 6/1/2047	1,637,212	1,594,384
Freddie Mac Gold Pool 4% 6/1/2052	36,386	35,257
Freddie Mac Gold Pool 4% 7/1/2041	1,972	1,939
Freddie Mac Gold Pool 4% 7/1/2042	1,514,559	1,487,690
Freddie Mac Gold Pool 4% 7/1/2043	581,756	570,455
Freddie Mac Gold Pool 4% 7/1/2043	451,339	443,287
Freddie Mac Gold Pool 4% 7/1/2043	252,104	247,597
Freddie Mac Gold Pool 4% 7/1/2043	163,753	160,464
Freddie Mac Gold Pool 4% 7/1/2043	142,024	139,136
Freddie Mac Gold Pool 4% 7/1/2043	138,838	136,004
Freddie Mac Gold Pool 4% 7/1/2043	55,632	54,517
Freddie Mac Gold Pool 4% 7/1/2044	1,331,328	1,312,516
Freddie Mac Gold Pool 4% 7/1/2045	99,738	97,527
Freddie Mac Gold Pool 4% 7/1/2048	4,607,042	4,499,483
Freddie Mac Gold Pool 4% 7/1/2052	56,496	54,743
Freddie Mac Gold Pool 4% 8/1/2038	96,908	96,063
Freddie Mac Gold Pool 4% 8/1/2038	72,617	71,984
Freddie Mac Gold Pool 4% 8/1/2043	274,836	269,457
Freddie Mac Gold Pool 4% 8/1/2043	217,907	214,702
Freddie Mac Gold Pool 4% 8/1/2043	158,826	156,629
Freddie Mac Gold Pool 4% 8/1/2043	50,567	49,540
Freddie Mac Gold Pool 4% 8/1/2044	65,974	64,605
Freddie Mac Gold Pool 4% 8/1/2044	65,543	64,433
Freddie Mac Gold Pool 4% 8/1/2052	35,110	34,020
Freddie Mac Gold Pool 4% 9/1/2041	363,686	358,414
Freddie Mac Gold Pool 4% 9/1/2041	129,853	127,951
Freddie Mac Gold Pool 4% 9/1/2041	118,644	116,696
Freddie Mac Gold Pool 4% 9/1/2041	72,372	71,427
Freddie Mac Gold Pool 4% 9/1/2042	1,767,948	1,738,450
Freddie Mac Gold Pool 4% 9/1/2042	331,224	326,768
Freddie Mac Gold Pool 4% 9/1/2043	428,418	420,451
Freddie Mac Gold Pool 4% 9/1/2043	400,401	392,801
Freddie Mac Gold Pool 4% 9/1/2043	380,903	373,884
Freddie Mac Gold Pool 4% 9/1/2043	336,608	329,975
Freddie Mac Gold Pool 4% 9/1/2043	325,975	319,332
Freddie Mac Gold Pool 4% 9/1/2043	230,685	226,411
Freddie Mac Gold Pool 4% 9/1/2043	119,587	117,094
Freddie Mac Gold Pool 4% 9/1/2043	10,344	10,276
Freddie Mac Gold Pool 4% 9/1/2044	23,927	23,445
Freddie Mac Gold Pool 4% 9/1/2051	75,432	73,185
Freddie Mac Gold Pool 4.5% 1/1/2040	8,287	8,356
Freddie Mac Gold Pool 4.5% 1/1/2041	110,452	111,372
Freddie Mac Gold Pool 4.5% 1/1/2041	71,498	72,100
Freddie Mac Gold Pool 4.5% 1/1/2041	39,493	39,821
Freddie Mac Gold Pool 4.5% 1/1/2041	2,360	2,380
Freddie Mac Gold Pool 4.5% 1/1/2042	254,049	256,152
Freddie Mac Gold Pool 4.5% 1/1/2045	9,294	9,351
Freddie Mac Gold Pool 4.5% 1/1/2047	200,565	200,791
Freddie Mac Gold Pool 4.5% 10/1/2035	1,824	1,840
Freddie Mac Gold Pool 4.5% 10/1/2039	269,044	271,302
Freddie Mac Gold Pool 4.5% 10/1/2039	56,260	56,728
Freddie Mac Gold Pool 4.5% 10/1/2039	4,696	4,736
Freddie Mac Gold Pool 4.5% 10/1/2039	3,112	3,138
Freddie Mac Gold Pool 4.5% 10/1/2040	335,719	338,497
Freddie Mac Gold Pool 4.5% 10/1/2040	187,136	188,639
Freddie Mac Gold Pool 4.5% 10/1/2041	881,800	888,799
Freddie Mac Gold Pool 4.5% 10/1/2043	13,744	13,825
Freddie Mac Gold Pool 4.5% 10/1/2047	242,684	242,274
Freddie Mac Gold Pool 4.5% 10/1/2048	527,200	525,651
Freddie Mac Gold Pool 4.5% 10/1/2048	389,290	389,971
Freddie Mac Gold Pool 4.5% 11/1/2031	1,744	1,750
Freddie Mac Gold Pool 4.5% 11/1/2039	5,582	5,629
Freddie Mac Gold Pool 4.5% 11/1/2039	2,110	2,127
Freddie Mac Gold Pool 4.5% 11/1/2040	28,084	28,317
Freddie Mac Gold Pool 4.5% 11/1/2040	15,386	15,514
Freddie Mac Gold Pool 4.5% 11/1/2043	1,083,891	1,090,725
Freddie Mac Gold Pool 4.5% 11/1/2044	72,074	72,538
Freddie Mac Gold Pool 4.5% 11/1/2044	2,849	2,869
Freddie Mac Gold Pool 4.5% 11/1/2047	620,343	617,086
Freddie Mac Gold Pool 4.5% 12/1/2039	2,674	2,697
Freddie Mac Gold Pool 4.5% 12/1/2039	1,837	1,852
Freddie Mac Gold Pool 4.5% 12/1/2039	659	664
Freddie Mac Gold Pool 4.5% 12/1/2040	91,613	92,347
Freddie Mac Gold Pool 4.5% 12/1/2040	53,448	53,875
Freddie Mac Gold Pool 4.5% 12/1/2040	6,600	6,653
Freddie Mac Gold Pool 4.5% 12/1/2044	16,352	16,457
Freddie Mac Gold Pool 4.5% 12/1/2044	2,920	2,941
Freddie Mac Gold Pool 4.5% 12/1/2045	452,757	456,566
Freddie Mac Gold Pool 4.5% 12/1/2046	202,937	203,165
Freddie Mac Gold Pool 4.5% 12/1/2048	3,168,442	3,160,124
Freddie Mac Gold Pool 4.5% 2/1/2037	605	611
Freddie Mac Gold Pool 4.5% 2/1/2040	22,824	23,016
Freddie Mac Gold Pool 4.5% 2/1/2041	497,077	501,209
Freddie Mac Gold Pool 4.5% 2/1/2041	145,505	146,651
Freddie Mac Gold Pool 4.5% 2/1/2041	144,287	145,405
Freddie Mac Gold Pool 4.5% 2/1/2041	139,942	141,096
Freddie Mac Gold Pool 4.5% 2/1/2041	136,961	138,095
Freddie Mac Gold Pool 4.5% 2/1/2041	108,032	108,934
Freddie Mac Gold Pool 4.5% 2/1/2041	85,736	86,457
Freddie Mac Gold Pool 4.5% 2/1/2041	64,236	64,769
Freddie Mac Gold Pool 4.5% 2/1/2041	62,721	63,219
Freddie Mac Gold Pool 4.5% 2/1/2044	92,209	92,811
Freddie Mac Gold Pool 4.5% 2/1/2047	916,064	917,095
Freddie Mac Gold Pool 4.5% 2/1/2047	362,826	363,008
Freddie Mac Gold Pool 4.5% 3/1/2041	565,491	570,168
Freddie Mac Gold Pool 4.5% 3/1/2041	133,977	135,086
Freddie Mac Gold Pool 4.5% 3/1/2041	100,584	101,414
Freddie Mac Gold Pool 4.5% 3/1/2041	82,972	83,654
Freddie Mac Gold Pool 4.5% 3/1/2041	27,073	27,297
Freddie Mac Gold Pool 4.5% 3/1/2041	9,959	10,042
Freddie Mac Gold Pool 4.5% 3/1/2042	13,170	13,279
Freddie Mac Gold Pool 4.5% 3/1/2044	75,674	76,121
Freddie Mac Gold Pool 4.5% 3/1/2047	285,691	285,476
Freddie Mac Gold Pool 4.5% 4/1/2041	194,752	196,255
Freddie Mac Gold Pool 4.5% 4/1/2041	184,983	186,480
Freddie Mac Gold Pool 4.5% 4/1/2041	125,168	126,201
Freddie Mac Gold Pool 4.5% 4/1/2041	19,619	19,770
Freddie Mac Gold Pool 4.5% 4/1/2041	7,083	7,142
Freddie Mac Gold Pool 4.5% 5/1/2035	4,128	4,163
Freddie Mac Gold Pool 4.5% 5/1/2039	459,590	463,641
Freddie Mac Gold Pool 4.5% 5/1/2039	78,871	79,535
Freddie Mac Gold Pool 4.5% 5/1/2039	58,966	59,486
Freddie Mac Gold Pool 4.5% 5/1/2039	2,212	2,231
Freddie Mac Gold Pool 4.5% 5/1/2040	18,015	18,166
Freddie Mac Gold Pool 4.5% 5/1/2040	8,869	8,947
Freddie Mac Gold Pool 4.5% 5/1/2041	208,234	209,900
Freddie Mac Gold Pool 4.5% 5/1/2041	205,007	206,583
Freddie Mac Gold Pool 4.5% 5/1/2041	80,042	80,702
Freddie Mac Gold Pool 4.5% 5/1/2045	80,309	80,776
Freddie Mac Gold Pool 4.5% 5/1/2047	2,333,577	2,335,473
Freddie Mac Gold Pool 4.5% 5/1/2047	1,786,141	1,787,593
Freddie Mac Gold Pool 4.5% 5/1/2047	803,809	804,462
Freddie Mac Gold Pool 4.5% 6/1/2038	5,064	5,107
Freddie Mac Gold Pool 4.5% 6/1/2039	1,811	1,826
Freddie Mac Gold Pool 4.5% 6/1/2040	38,815	39,140
Freddie Mac Gold Pool 4.5% 6/1/2040	973	981
Freddie Mac Gold Pool 4.5% 6/1/2041	194,372	196,005
Freddie Mac Gold Pool 4.5% 6/1/2041	153,186	154,398
Freddie Mac Gold Pool 4.5% 6/1/2041	134,078	135,203
Freddie Mac Gold Pool 4.5% 6/1/2041	95,623	96,376
Freddie Mac Gold Pool 4.5% 6/1/2041	61,910	62,455
Freddie Mac Gold Pool 4.5% 6/1/2041	60,834	61,327
Freddie Mac Gold Pool 4.5% 6/1/2041	15,603	15,729
Freddie Mac Gold Pool 4.5% 6/1/2047	3,650,218	3,647,480
Freddie Mac Gold Pool 4.5% 6/1/2047	3,349,014	3,351,734
Freddie Mac Gold Pool 4.5% 6/1/2047	758,041	760,552
Freddie Mac Gold Pool 4.5% 7/1/2040	252,460	254,577
Freddie Mac Gold Pool 4.5% 7/1/2040	111,799	112,712
Freddie Mac Gold Pool 4.5% 7/1/2040	97,707	98,519
Freddie Mac Gold Pool 4.5% 7/1/2040	4,644	4,682
Freddie Mac Gold Pool 4.5% 7/1/2041	11,368	11,462
Freddie Mac Gold Pool 4.5% 7/1/2044	21,438	21,560
Freddie Mac Gold Pool 4.5% 7/1/2047	1,414,805	1,419,933
Freddie Mac Gold Pool 4.5% 7/1/2047	1,418,655	1,419,808
Freddie Mac Gold Pool 4.5% 7/1/2047	616,280	618,322
Freddie Mac Gold Pool 4.5% 7/1/2047	256,613	256,180
Freddie Mac Gold Pool 4.5% 8/1/2033	26,795	27,001
Freddie Mac Gold Pool 4.5% 8/1/2035	742	748
Freddie Mac Gold Pool 4.5% 8/1/2035	539	543
Freddie Mac Gold Pool 4.5% 8/1/2039	3,575	3,605
Freddie Mac Gold Pool 4.5% 8/1/2040	54,775	55,228
Freddie Mac Gold Pool 4.5% 8/1/2040	29,854	30,102
Freddie Mac Gold Pool 4.5% 8/1/2040	14,018	14,135
Freddie Mac Gold Pool 4.5% 8/1/2040	8,696	8,768
Freddie Mac Gold Pool 4.5% 8/1/2041	634,470	639,697
Freddie Mac Gold Pool 4.5% 8/1/2041	89,480	90,182
Freddie Mac Gold Pool 4.5% 8/1/2041	67,694	68,257
Freddie Mac Gold Pool 4.5% 8/1/2041	15,465	15,593
Freddie Mac Gold Pool 4.5% 8/1/2041	1,968	1,984
Freddie Mac Gold Pool 4.5% 8/1/2041	704	710
Freddie Mac Gold Pool 4.5% 9/1/2039	362,085	365,265
Freddie Mac Gold Pool 4.5% 9/1/2039	25,147	25,358
Freddie Mac Gold Pool 4.5% 9/1/2039	5,015	5,057
Freddie Mac Gold Pool 4.5% 9/1/2039	1,252	1,263
Freddie Mac Gold Pool 4.5% 9/1/2039	586	591
Freddie Mac Gold Pool 4.5% 9/1/2040	873,779	881,039
Freddie Mac Gold Pool 4.5% 9/1/2041	3,061,467	3,087,075
Freddie Mac Gold Pool 4.5% 9/1/2041	847,873	854,875
Freddie Mac Gold Pool 4.5% 9/1/2041	637,410	642,651
Freddie Mac Gold Pool 4.5% 9/1/2041	88,700	89,436
Freddie Mac Gold Pool 4.5% 9/1/2041	17,448	17,593
Freddie Mac Gold Pool 4.5% 9/1/2043	14,788	14,896
Freddie Mac Gold Pool 5% 1/1/2035	623,306	635,684
Freddie Mac Gold Pool 5% 1/1/2037	29,490	30,145
Freddie Mac Gold Pool 5% 1/1/2040	284,539	291,598
Freddie Mac Gold Pool 5% 1/1/2041	6,263	6,426
Freddie Mac Gold Pool 5% 1/1/2053	7,679,131	7,749,217
Freddie Mac Gold Pool 5% 10/1/2033	75,309	76,826
Freddie Mac Gold Pool 5% 10/1/2033	51,986	52,990
Freddie Mac Gold Pool 5% 10/1/2033	2,177	2,220
Freddie Mac Gold Pool 5% 10/1/2033	789	805
Freddie Mac Gold Pool 5% 10/1/2052	7,549,394	7,634,811
Freddie Mac Gold Pool 5% 11/1/2033	34,892	35,552
Freddie Mac Gold Pool 5% 11/1/2034	237	239
Freddie Mac Gold Pool 5% 11/1/2035	42,953	43,910
Freddie Mac Gold Pool 5% 11/1/2037	3,436	3,516
Freddie Mac Gold Pool 5% 11/1/2040	17,315	17,740
Freddie Mac Gold Pool 5% 11/1/2052	17,107,465	17,295,680
Freddie Mac Gold Pool 5% 11/1/2052	3,365,993	3,412,492
Freddie Mac Gold Pool 5% 12/1/2033	49,901	50,928
Freddie Mac Gold Pool 5% 12/1/2033	29,223	29,811
Freddie Mac Gold Pool 5% 12/1/2033	9,175	9,350
Freddie Mac Gold Pool 5% 12/1/2034	13,372	13,650
Freddie Mac Gold Pool 5% 12/1/2034	4,624	4,726
Freddie Mac Gold Pool 5% 12/1/2034	3,117	3,186
Freddie Mac Gold Pool 5% 12/1/2035	114,010	116,593
Freddie Mac Gold Pool 5% 12/1/2052	7,926,899	8,014,110
Freddie Mac Gold Pool 5% 12/1/2052	2,246,493	2,267,698
Freddie Mac Gold Pool 5% 12/1/2052	2,057,967	2,080,609
Freddie Mac Gold Pool 5% 12/1/2052	1,838,774	1,856,131
Freddie Mac Gold Pool 5% 2/1/2035	68,338	69,564
Freddie Mac Gold Pool 5% 2/1/2040	62,997	64,617
Freddie Mac Gold Pool 5% 2/1/2041	43,908	45,058
Freddie Mac Gold Pool 5% 2/1/2041	14,068	14,438
Freddie Mac Gold Pool 5% 3/1/2041	28,924	29,668
Freddie Mac Gold Pool 5% 3/1/2041	28,595	29,345
Freddie Mac Gold Pool 5% 3/1/2041	3,753	3,786
Freddie Mac Gold Pool 5% 4/1/2034	24,155	24,656
Freddie Mac Gold Pool 5% 4/1/2035	171,288	174,763
Freddie Mac Gold Pool 5% 4/1/2035	61,988	63,358
Freddie Mac Gold Pool 5% 4/1/2035	43,892	44,855
Freddie Mac Gold Pool 5% 4/1/2036	365,415	373,505
Freddie Mac Gold Pool 5% 4/1/2038	29,277	29,975
Freddie Mac Gold Pool 5% 4/1/2040	394,818	404,901
Freddie Mac Gold Pool 5% 4/1/2041	10,539	10,816
Freddie Mac Gold Pool 5% 5/1/2034	28,979	29,557
Freddie Mac Gold Pool 5% 5/1/2034	14,278	14,564
Freddie Mac Gold Pool 5% 5/1/2034	10,735	10,966
Freddie Mac Gold Pool 5% 5/1/2034	2,245	2,286
Freddie Mac Gold Pool 5% 5/1/2035	165,715	169,332
Freddie Mac Gold Pool 5% 5/1/2035	4,063	4,136
Freddie Mac Gold Pool 5% 5/1/2040	55,429	56,800
Freddie Mac Gold Pool 5% 5/1/2041	25,496	26,165
Freddie Mac Gold Pool 5% 5/1/2052	296,567	301,035
Freddie Mac Gold Pool 5% 6/1/2035	30,364	31,000
Freddie Mac Gold Pool 5% 6/1/2035	13,574	13,874
Freddie Mac Gold Pool 5% 6/1/2038	9,726	9,967
Freddie Mac Gold Pool 5% 6/1/2038	9,063	9,285
Freddie Mac Gold Pool 5% 6/1/2040	242,388	248,499
Freddie Mac Gold Pool 5% 6/1/2040	200,508	205,584
Freddie Mac Gold Pool 5% 6/1/2041	4,169,061	4,276,739
Freddie Mac Gold Pool 5% 6/1/2041	31,638	32,470
Freddie Mac Gold Pool 5% 6/1/2052	3,783,803	3,838,439
Freddie Mac Gold Pool 5% 6/1/2052	866,721	879,778
Freddie Mac Gold Pool 5% 6/1/2053	5,565,370	5,673,557
Freddie Mac Gold Pool 5% 7/1/2033	1,528	1,531
Freddie Mac Gold Pool 5% 7/1/2034	406	415
Freddie Mac Gold Pool 5% 7/1/2035	1,067,101	1,089,607
Freddie Mac Gold Pool 5% 7/1/2035	146,080	149,320
Freddie Mac Gold Pool 5% 7/1/2035	7,549	7,718
Freddie Mac Gold Pool 5% 7/1/2035	5,564	5,688
Freddie Mac Gold Pool 5% 7/1/2035	2,048	2,094
Freddie Mac Gold Pool 5% 7/1/2035	1,680	1,717
Freddie Mac Gold Pool 5% 7/1/2035	1,476	1,509
Freddie Mac Gold Pool 5% 7/1/2035	835	853
Freddie Mac Gold Pool 5% 7/1/2040	46,559	47,686
Freddie Mac Gold Pool 5% 7/1/2040	2,959	3,035
Freddie Mac Gold Pool 5% 7/1/2041	26,265	26,954
Freddie Mac Gold Pool 5% 7/1/2041	20,983	21,489
Freddie Mac Gold Pool 5% 7/1/2041	19,876	20,397
Freddie Mac Gold Pool 5% 7/1/2041	19,626	20,142
Freddie Mac Gold Pool 5% 7/1/2041	13,123	13,462
Freddie Mac Gold Pool 5% 7/1/2041	12,430	12,645
Freddie Mac Gold Pool 5% 7/1/2041	7,398	7,559
Freddie Mac Gold Pool 5% 8/1/2033	19,775	20,171
Freddie Mac Gold Pool 5% 8/1/2033	5,794	5,904
Freddie Mac Gold Pool 5% 8/1/2034	261,262	266,598
Freddie Mac Gold Pool 5% 8/1/2035	18,599	18,990
Freddie Mac Gold Pool 5% 8/1/2035	2,720	2,781
Freddie Mac Gold Pool 5% 8/1/2036	21,239	21,725
Freddie Mac Gold Pool 5% 8/1/2036	6,219	6,362
Freddie Mac Gold Pool 5% 8/1/2040	199,704	204,598
Freddie Mac Gold Pool 5% 8/1/2040	10,909	11,169
Freddie Mac Gold Pool 5% 9/1/2033	60,227	61,389
Freddie Mac Gold Pool 5% 9/1/2035	102,039	104,333
Freddie Mac Gold Pool 5% 9/1/2035	6,369	6,506
Freddie Mac Gold Pool 5% 9/1/2035	692	708
Freddie Mac Gold Pool 5% 9/1/2052	1,264,854	1,271,062
Freddie Mac Gold Pool 5.5% 2/1/2054	1,176,155	1,197,330
Freddie Mac Gold Pool 5.5% 3/1/2053 (l)	25,989,159	26,781,919
Freddie Mac Gold Pool 5.5% 5/1/2053	10,543,276	10,805,577
Freddie Mac Gold Pool 5.5% 9/1/2052	17,676,685	18,133,026
Freddie Mac Gold Pool 6% 1/1/2029	1,647	1,687
Freddie Mac Gold Pool 6% 1/1/2029	828	848
Freddie Mac Gold Pool 6% 1/1/2029	171	175
Freddie Mac Gold Pool 6% 1/1/2032	14,804	15,373
Freddie Mac Gold Pool 6% 1/1/2032	9,055	9,403
Freddie Mac Gold Pool 6% 10/1/2032	7,517	7,828
Freddie Mac Gold Pool 6% 10/1/2034	3,309	3,428
Freddie Mac Gold Pool 6% 11/1/2028	181	185
Freddie Mac Gold Pool 6% 11/1/2029	692	709
Freddie Mac Gold Pool 6% 11/1/2031	9,825	10,204
Freddie Mac Gold Pool 6% 11/1/2032	5,913	6,146
Freddie Mac Gold Pool 6% 11/1/2053	3,591,869	3,715,895
Freddie Mac Gold Pool 6% 12/1/2032	3,929	4,088
Freddie Mac Gold Pool 6% 12/1/2037	227,428	241,678
Freddie Mac Gold Pool 6% 12/1/2037	58,050	61,517
Freddie Mac Gold Pool 6% 12/1/2052	1,654,638	1,720,562
Freddie Mac Gold Pool 6% 2/1/2029	473	485
Freddie Mac Gold Pool 6% 2/1/2029	296	303
Freddie Mac Gold Pool 6% 2/1/2029	216	222
Freddie Mac Gold Pool 6% 2/1/2029	173	177
Freddie Mac Gold Pool 6% 2/1/2029	150	154
Freddie Mac Gold Pool 6% 2/1/2055	4,768,129	4,968,905
Freddie Mac Gold Pool 6% 3/1/2029	1,071	1,097
Freddie Mac Gold Pool 6% 3/1/2029	610	625
Freddie Mac Gold Pool 6% 3/1/2029	193	198
Freddie Mac Gold Pool 6% 3/1/2029	158	162
Freddie Mac Gold Pool 6% 3/1/2053	7,733,542	8,063,414
Freddie Mac Gold Pool 6% 4/1/2029	104	104
Freddie Mac Gold Pool 6% 4/1/2029	69	69
Freddie Mac Gold Pool 6% 4/1/2031	7,576	7,837
Freddie Mac Gold Pool 6% 4/1/2032	4,782	4,971
Freddie Mac Gold Pool 6% 4/1/2033	25,941	27,001
Freddie Mac Gold Pool 6% 4/1/2054	9,200,519	9,576,432
Freddie Mac Gold Pool 6% 5/1/2029	1,392	1,426
Freddie Mac Gold Pool 6% 5/1/2029	269	276
Freddie Mac Gold Pool 6% 5/1/2033	185,816	192,411
Freddie Mac Gold Pool 6% 5/1/2054	12,986,513	13,537,406
Freddie Mac Gold Pool 6% 6/1/2029	3,172	3,248
Freddie Mac Gold Pool 6% 6/1/2029	600	614
Freddie Mac Gold Pool 6% 6/1/2029	296	303
Freddie Mac Gold Pool 6% 6/1/2029	176	181
Freddie Mac Gold Pool 6% 6/1/2029	65	66
Freddie Mac Gold Pool 6% 6/1/2031	2,592	2,688
Freddie Mac Gold Pool 6% 7/1/2028	74	75
Freddie Mac Gold Pool 6% 7/1/2029	1,071	1,096
Freddie Mac Gold Pool 6% 7/1/2029	614	629
Freddie Mac Gold Pool 6% 7/1/2029	474	485
Freddie Mac Gold Pool 6% 7/1/2029	447	458
Freddie Mac Gold Pool 6% 7/1/2029	387	397
Freddie Mac Gold Pool 6% 7/1/2029	329	337
Freddie Mac Gold Pool 6% 7/1/2029	118	121
Freddie Mac Gold Pool 6% 7/1/2029	54	55
Freddie Mac Gold Pool 6% 7/1/2029	54	55
Freddie Mac Gold Pool 6% 7/1/2032	19,512	20,234
Freddie Mac Gold Pool 6% 7/1/2033	25,101	26,209
Freddie Mac Gold Pool 6% 7/1/2037	13,328	14,129
Freddie Mac Gold Pool 6% 7/1/2039	29,776,687	30,883,079
Freddie Mac Gold Pool 6% 8/1/2029	85	88
Freddie Mac Gold Pool 6% 8/1/2037	107,122	113,265
Freddie Mac Gold Pool 6% 8/1/2054	43,733	44,943
Freddie Mac Gold Pool 6% 8/1/2055	21,689,973	22,618,542
Freddie Mac Gold Pool 6% 9/1/2033	155,130	161,767
Freddie Mac Gold Pool 6% 9/1/2036	16,414	17,364
Freddie Mac Gold Pool 6% 9/1/2054	5,322,129	5,556,212
Freddie Mac Gold Pool 6% 9/1/2054	1,758,529	1,824,745
Freddie Mac Gold Pool 6.5% 1/1/2032	63,733	66,605
Freddie Mac Gold Pool 6.5% 1/1/2054	16,968,077	17,842,487
Freddie Mac Gold Pool 6.5% 1/1/2054	5,873,080	6,180,232
Freddie Mac Gold Pool 6.5% 10/1/2032	60,356	63,370
Freddie Mac Gold Pool 6.5% 10/1/2053	4,893,931	5,146,128
Freddie Mac Gold Pool 6.5% 12/1/2053	2,310,866	2,437,569
Freddie Mac Gold Pool 6.5% 2/1/2037	4,353	4,551
Freddie Mac Gold Pool 6.5% 3/1/2032	661	693
Freddie Mac Gold Pool 6.5% 3/1/2032	480	504
Freddie Mac Gold Pool 6.5% 3/1/2036	281,545	294,861
Freddie Mac Gold Pool 6.5% 3/1/2037	6,216	6,664
Freddie Mac Gold Pool 6.5% 4/1/2032	5,857	6,131
Freddie Mac Gold Pool 6.5% 4/1/2032	326	342
Freddie Mac Gold Pool 6.5% 5/1/2031	750	784
Freddie Mac Gold Pool 6.5% 5/1/2033	8,437	8,752
Freddie Mac Gold Pool 6.5% 6/1/2054	15,859,855	16,718,043
Freddie Mac Gold Pool 6.5% 6/1/2054	3,356,532	3,549,695
Freddie Mac Gold Pool 6.5% 7/1/2032	1,466	1,537
Freddie Mac Gold Pool 6.5% 8/1/2032	21,779	22,809
Freddie Mac Gold Pool 6.5% 8/1/2032	14,614	15,328
Freddie Mac Gold Pool 6.5% 8/1/2032	14,273	14,979
Freddie Mac Gold Pool 6.5% 9/1/2039	650,176	697,497
Freddie Mac Gold Pool 6.5% 9/1/2053	5,205,712	5,485,769
Freddie Mac Gold Pool 6.5% 9/1/2054	4,034,690	4,268,140
Freddie Mac Gold Pool 7% 1/1/2036	30,955	32,762
Freddie Mac Gold Pool 7% 11/1/2026	832	839
Freddie Mac Gold Pool 7% 11/1/2034	50,952	53,879
Freddie Mac Gold Pool 7% 11/1/2034	45,720	48,678
Freddie Mac Gold Pool 7% 12/1/2026	1,325	1,334
Freddie Mac Gold Pool 7% 4/1/2032	18,090	19,003
Freddie Mac Gold Pool 7% 4/1/2032	8,523	9,035
Freddie Mac Gold Pool 7% 7/1/2029	74,154	77,718
Freddie Mac Gold Pool 7% 8/1/2026	3,167	3,182
Freddie Mac Gold Pool 7% 8/1/2034	1,513	1,627
Freddie Mac Gold Pool 7% 9/1/2026	5,039	5,067
Freddie Mac Gold Pool 7% 9/1/2035	127,876	135,561
Freddie Mac Gold Pool 7.5% 1/1/2027	120	121
Freddie Mac Gold Pool 7.5% 11/1/2029	272	284
Freddie Mac Gold Pool 7.5% 11/1/2029	54	55
Freddie Mac Gold Pool 7.5% 11/1/2030	689	729
Freddie Mac Gold Pool 7.5% 11/1/2030	31	32
Freddie Mac Gold Pool 7.5% 11/1/2031	827	884
Freddie Mac Gold Pool 7.5% 2/1/2032	23,037	24,537
Freddie Mac Gold Pool 7.5% 5/1/2031	792	833
Freddie Mac Gold Pool 7.5% 6/1/2027	70	70
Freddie Mac Gold Pool 7.5% 7/1/2027	3	2
Freddie Mac Gold Pool 7.5% 7/1/2034	8,801	9,186
Freddie Mac Gold Pool 7.5% 8/1/2030	201	212
Freddie Mac Gold Pool 7.5% 9/1/2030	911	962
Freddie Mac Gold Pool 7.5% 9/1/2030	60	63
Freddie Mac Gold Pool 7.5% 9/1/2031	629	667
Freddie Mac Gold Pool 8% 11/1/2031	2,112	2,222
Freddie Mac Gold Pool 8% 2/1/2030	206	216
Freddie Mac Gold Pool 8% 4/1/2032	285	300
Freddie Mac Gold Pool 8% 7/1/2030	2,115	2,233
Freddie Mac Gold Pool 8% 8/1/2030	4,791	5,005
Freddie Mac Gold Pool 8% 8/1/2030	169	179
Freddie Mac Gold Pool 8% 8/1/2030	58	60
Freddie Mac Gold Pool 8% 9/1/2030	143	151
Freddie Mac Gold Pool 8.5% 1/1/2028	20	20
Freddie Mac Gold Pool 8.5% 11/1/2026	6	6
Freddie Mac Gold Pool 8.5% 12/1/2027	31	31
Freddie Mac Gold Pool 8.5% 2/1/2027	504	508
Freddie Mac Gold Pool 8.5% 5/1/2027	56	56
Freddie Mac Gold Pool 8.5% 5/1/2027	13	12
Freddie Mac Gold Pool 8.5% 8/1/2026	85	86
Freddie Mac Gold Pool 8.5% 8/1/2027	1,562	1,589
Freddie Mac Gold Pool 8.5% 8/1/2027	595	608
Freddie Mac Gold Pool 8.5% 8/1/2027	62	62
Freddie Mac Gold Pool 8.5% 8/1/2027	29	28
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,288,568	6,541,576
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	19,358,867	20,131,681
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,189,331	3,370,131
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,848,818	3,012,094
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	912,417	968,988
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	12,973,910	13,721,549
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.116% 1/1/2036 (c)(d)	21,048	21,389
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.987% 3/1/2036 (c)(d)	137,359	139,932
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (c)(d)	88,197	90,497
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.299% 12/1/2040 (c)(d)	869,376	902,633
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (c)(d)	197,011	204,947
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.438% 9/1/2041 (c)(d)	197,490	205,603
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	57,181	59,163
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	100,682	105,176
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	18,600	19,413
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	20,389	21,286
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	257,196	268,579
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	180,865	188,917
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (c)(d)	233,618	243,985
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.731% 10/1/2042 (c)(d)	90,379	94,123
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (c)(d)	4,324	4,449
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (c)(d)	46,710	48,737
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	1,294	1,324
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (c)(d)	41,245	42,755
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (c)(d)	2,129	2,203
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.157% 6/1/2033 (c)(d)	83,589	84,916
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.248%, 6.497% 1/1/2035 (c)(d)	1,460	1,489
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (c)(d)	112,362	114,356
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.465% 3/1/2035 (c)(d)	233,190	238,273
Freddie Mac Non Gold Pool 4% 9/1/2040	31,905	31,491
Freddie Mac Non Gold Pool 4.5% 9/1/2040	824	831
Freddie Mac Non Gold Pool 5% 8/1/2053	10,009,852	10,085,570
Freddie Mac Non Gold Pool 5.5% 11/1/2054	11,402,497	11,589,966
Freddie Mac Non Gold Pool 5.5% 5/1/2053	36,982,544	37,995,070
Freddie Mac Non Gold Pool 5.5% 6/1/2053	18,126,908	18,600,537
Freddie Mac Non Gold Pool 5.5% 8/1/2053	7,275,300	7,463,119
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,658,602	3,757,626
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (c)(d)	33,733	33,887
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.255% 4/1/2035 (c)(d)	30,904	31,491
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (c)(d)	55,546	56,589
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.607% 10/1/2035 (c)(d)	64,409	65,916
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (c)(d)	47,084	48,416
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	213	222
Freddie Mac Non Gold Pool 6% 11/1/2054	8,001,166	8,317,449
Freddie Mac Non Gold Pool 6% 6/1/2053	6,162,847	6,404,537
Freddie Mac Non Gold Pool 6% 6/1/2053	6,099,284	6,327,045
Freddie Mac Non Gold Pool 6% 7/1/2053	6,481,086	6,735,256
Freddie Mac Non Gold Pool 6% 9/1/2053	7,191,475	7,439,795
Ginnie Mae I Pool 2.5% 1/20/2052	8,690,067	7,486,846
Ginnie Mae I Pool 2.5% 12/20/2051	13,578,995	11,698,856
Ginnie Mae I Pool 2.5% 12/20/2051	8,901,269	7,666,023
Ginnie Mae I Pool 2.5% 12/20/2051	7,217,404	6,218,087
Ginnie Mae I Pool 2.5% 8/20/2051	50,192,501	43,258,563
Ginnie Mae I Pool 2.5% 8/20/2051	13,041,528	11,239,881
Ginnie Mae I Pool 2.5% 8/20/2051	7,570,834	6,524,947
Ginnie Mae I Pool 2.5% 9/20/2051	22,398,616	19,290,318
Ginnie Mae I Pool 2.5% 9/20/2051	13,071,141	11,257,234
Ginnie Mae I Pool 3% 1/15/2045	53,845	49,290
Ginnie Mae I Pool 3% 1/15/2045	42,137	38,611
Ginnie Mae I Pool 3% 1/15/2045	38,054	34,928
Ginnie Mae I Pool 3% 1/15/2045	33,340	30,490
Ginnie Mae I Pool 3% 1/15/2045	15,031	13,742
Ginnie Mae I Pool 3% 12/15/2042	1,258,413	1,161,764
Ginnie Mae I Pool 3% 12/20/2042	3,821,827	3,539,606
Ginnie Mae I Pool 3% 2/15/2045	383,418	350,752
Ginnie Mae I Pool 3% 2/15/2045	157,069	143,876
Ginnie Mae I Pool 3% 2/15/2045	71,930	65,845
Ginnie Mae I Pool 3% 2/15/2045	48,799	44,744
Ginnie Mae I Pool 3% 2/15/2045	34,735	31,776
Ginnie Mae I Pool 3% 2/20/2050	3,263,026	2,944,350
Ginnie Mae I Pool 3% 3/15/2045	294,169	269,107
Ginnie Mae I Pool 3% 3/15/2045	191,591	175,097
Ginnie Mae I Pool 3% 3/15/2045	174,085	159,728
Ginnie Mae I Pool 3% 3/15/2045	148,251	135,620
Ginnie Mae I Pool 3% 3/15/2045	135,136	124,158
Ginnie Mae I Pool 3% 3/15/2045	90,919	83,228
Ginnie Mae I Pool 3% 3/15/2045	78,799	72,110
Ginnie Mae I Pool 3% 3/15/2045	57,915	52,929
Ginnie Mae I Pool 3% 3/15/2045	51,146	46,865
Ginnie Mae I Pool 3% 3/15/2045	50,083	46,030
Ginnie Mae I Pool 3% 3/15/2045	32,876	30,614
Ginnie Mae I Pool 3% 3/15/2045	29,506	26,931
Ginnie Mae I Pool 3% 3/15/2045	24,297	22,377
Ginnie Mae I Pool 3% 3/15/2045	14,852	13,578
Ginnie Mae I Pool 3% 3/20/2043	2,481,480	2,299,211
Ginnie Mae I Pool 3% 3/20/2043	1,020,020	945,758
Ginnie Mae I Pool 3% 4/15/2042	17,862	16,590
Ginnie Mae I Pool 3% 4/15/2043	149,067	137,238
Ginnie Mae I Pool 3% 4/15/2043	122,036	112,782
Ginnie Mae I Pool 3% 4/15/2043	14,728	13,625
Ginnie Mae I Pool 3% 4/15/2043	13,989	13,080
Ginnie Mae I Pool 3% 4/15/2045	30,245	27,650
Ginnie Mae I Pool 3% 4/15/2045	22,337	20,381
Ginnie Mae I Pool 3% 5/15/2042	13,416	12,438
Ginnie Mae I Pool 3% 5/15/2043	737,489	678,269
Ginnie Mae I Pool 3% 5/15/2043	695,938	643,848
Ginnie Mae I Pool 3% 5/15/2043	262,748	244,221
Ginnie Mae I Pool 3% 5/15/2043	243,217	224,070
Ginnie Mae I Pool 3% 5/15/2043	144,838	132,322
Ginnie Mae I Pool 3% 5/15/2043	112,471	103,797
Ginnie Mae I Pool 3% 5/15/2043	42,278	38,896
Ginnie Mae I Pool 3% 5/15/2043	38,343	35,312
Ginnie Mae I Pool 3% 5/15/2043	8,284	7,639
Ginnie Mae I Pool 3% 5/15/2045	99,094	90,681
Ginnie Mae I Pool 3% 5/15/2045	63,580	58,013
Ginnie Mae I Pool 3% 6/15/2042	277,636	256,946
Ginnie Mae I Pool 3% 6/15/2043	422,548	389,553
Ginnie Mae I Pool 3% 6/15/2043	144,946	133,307
Ginnie Mae I Pool 3% 6/15/2043	23,910	22,144
Ginnie Mae I Pool 3% 6/15/2043	22,507	20,990
Ginnie Mae I Pool 3% 6/15/2043	12,386	11,399
Ginnie Mae I Pool 3% 6/15/2045	99,877	91,982
Ginnie Mae I Pool 3% 6/15/2045	21,129	19,291
Ginnie Mae I Pool 3% 6/15/2045	13,002	11,879
Ginnie Mae I Pool 3% 6/20/2042	61,188	57,007
Ginnie Mae I Pool 3% 7/15/2042	13,444	12,469
Ginnie Mae I Pool 3% 7/15/2043	3,107	2,867
Ginnie Mae I Pool 3% 7/15/2045	191,240	174,273
Ginnie Mae I Pool 3% 7/15/2045	118,064	107,589
Ginnie Mae I Pool 3% 7/15/2045	110,966	101,347
Ginnie Mae I Pool 3% 7/15/2045	59,291	54,401
Ginnie Mae I Pool 3% 7/15/2045	56,011	51,107
Ginnie Mae I Pool 3% 7/15/2045	52,238	47,914
Ginnie Mae I Pool 3% 7/15/2045	49,859	45,493
Ginnie Mae I Pool 3% 7/15/2045	49,332	44,984
Ginnie Mae I Pool 3% 7/15/2045	42,742	38,949
Ginnie Mae I Pool 3% 7/15/2045	40,565	37,158
Ginnie Mae I Pool 3% 7/15/2045	15,271	13,921
Ginnie Mae I Pool 3% 8/15/2042	33,402	30,783
Ginnie Mae I Pool 3% 8/15/2043	32,678	30,147
Ginnie Mae I Pool 3% 9/15/2042	30,792	28,355
Ginnie Mae I Pool 3.5% 1/15/2041	42,052	40,088
Ginnie Mae I Pool 3.5% 1/15/2042	559,046	529,528
Ginnie Mae I Pool 3.5% 1/15/2042	425,446	403,820
Ginnie Mae I Pool 3.5% 1/15/2042	10,036	9,544
Ginnie Mae I Pool 3.5% 1/15/2042	5,285	5,022
Ginnie Mae I Pool 3.5% 1/15/2043	619,581	587,540
Ginnie Mae I Pool 3.5% 1/15/2043	17,449	16,566
Ginnie Mae I Pool 3.5% 11/15/2040	74,413	70,919
Ginnie Mae I Pool 3.5% 11/15/2042	1,392,809	1,321,394
Ginnie Mae I Pool 3.5% 12/15/2040	14,316	13,650
Ginnie Mae I Pool 3.5% 12/15/2041	540,538	513,062
Ginnie Mae I Pool 3.5% 12/15/2041	497,293	471,576
Ginnie Mae I Pool 3.5% 12/15/2041	307,829	293,090
Ginnie Mae I Pool 3.5% 12/15/2041	44,356	42,290
Ginnie Mae I Pool 3.5% 12/20/2049	275,815	255,261
Ginnie Mae I Pool 3.5% 12/20/2049	125,908	116,250
Ginnie Mae I Pool 3.5% 12/20/2049	98,149	90,866
Ginnie Mae I Pool 3.5% 12/20/2049	29,355	27,147
Ginnie Mae I Pool 3.5% 2/15/2042	508,888	483,706
Ginnie Mae I Pool 3.5% 2/15/2042	486,957	461,562
Ginnie Mae I Pool 3.5% 2/15/2042	383,851	363,667
Ginnie Mae I Pool 3.5% 2/15/2042	176,485	167,832
Ginnie Mae I Pool 3.5% 2/15/2042	22,266	21,164
Ginnie Mae I Pool 3.5% 2/15/2043	2,704,049	2,569,625
Ginnie Mae I Pool 3.5% 2/15/2043	112,850	107,064
Ginnie Mae I Pool 3.5% 2/15/2043	68,484	64,868
Ginnie Mae I Pool 3.5% 2/15/2044	412,722	389,045
Ginnie Mae I Pool 3.5% 2/20/2043	1,370,530	1,303,754
Ginnie Mae I Pool 3.5% 3/15/2042	1,904,916	1,810,219
Ginnie Mae I Pool 3.5% 3/15/2042	7,942	7,579
Ginnie Mae I Pool 3.5% 3/15/2042	3,131	2,970
Ginnie Mae I Pool 3.5% 3/15/2043	46,311	43,968
Ginnie Mae I Pool 3.5% 3/15/2043	18,878	17,893
Ginnie Mae I Pool 3.5% 3/20/2043	588,073	559,419
Ginnie Mae I Pool 3.5% 4/15/2043	2,326,383	2,211,260
Ginnie Mae I Pool 3.5% 4/15/2043	439,179	415,151
Ginnie Mae I Pool 3.5% 5/15/2042	138,932	132,468
Ginnie Mae I Pool 3.5% 5/15/2042	103,830	98,979
Ginnie Mae I Pool 3.5% 5/15/2043	97,814	92,545
Ginnie Mae I Pool 3.5% 5/15/2043	90,066	85,753
Ginnie Mae I Pool 3.5% 5/15/2043	74,092	70,455
Ginnie Mae I Pool 3.5% 5/15/2043	32,303	30,654
Ginnie Mae I Pool 3.5% 5/20/2046	250,900	234,084
Ginnie Mae I Pool 3.5% 5/20/2046	170,377	158,958
Ginnie Mae I Pool 3.5% 5/20/2046	125,993	117,549
Ginnie Mae I Pool 3.5% 5/20/2046	122,289	114,093
Ginnie Mae I Pool 3.5% 5/20/2046	108,000	100,762
Ginnie Mae I Pool 3.5% 5/20/2046	67,160	62,556
Ginnie Mae I Pool 3.5% 6/15/2042	19,373	18,371
Ginnie Mae I Pool 3.5% 6/15/2043	191,623	181,220
Ginnie Mae I Pool 3.5% 6/15/2043	157,739	148,978
Ginnie Mae I Pool 3.5% 6/15/2043	125,058	118,618
Ginnie Mae I Pool 3.5% 6/15/2043	80,953	77,310
Ginnie Mae I Pool 3.5% 6/15/2043	64,440	60,996
Ginnie Mae I Pool 3.5% 6/15/2043	10,164	9,622
Ginnie Mae I Pool 3.5% 6/15/2043	5,859	5,571
Ginnie Mae I Pool 3.5% 6/20/2046	609,550	568,697
Ginnie Mae I Pool 3.5% 6/20/2046	177,170	165,296
Ginnie Mae I Pool 3.5% 6/20/2046	158,368	147,754
Ginnie Mae I Pool 3.5% 6/20/2046	149,916	139,868
Ginnie Mae I Pool 3.5% 6/20/2046	145,320	135,580
Ginnie Mae I Pool 3.5% 6/20/2046	85,254	79,540
Ginnie Mae I Pool 3.5% 6/20/2046	57,364	53,520
Ginnie Mae I Pool 3.5% 7/15/2042	397,344	377,059
Ginnie Mae I Pool 3.5% 7/15/2042	134,795	127,913
Ginnie Mae I Pool 3.5% 7/15/2042	34,607	32,825
Ginnie Mae I Pool 3.5% 7/15/2043	73,292	69,375
Ginnie Mae I Pool 3.5% 7/15/2043	5,268	4,995
Ginnie Mae I Pool 3.5% 7/20/2043	546,721	517,881
Ginnie Mae I Pool 3.5% 7/20/2046	18,546,191	17,303,199
Ginnie Mae I Pool 3.5% 7/20/2052	34,316,019	31,871,343
Ginnie Mae I Pool 3.5% 8/15/2042	35,088	33,265
Ginnie Mae I Pool 3.5% 8/15/2043	40,785	38,571
Ginnie Mae I Pool 3.5% 8/15/2043	2,178	2,058
Ginnie Mae I Pool 3.5% 8/20/2052	20,212,866	18,772,900
Ginnie Mae I Pool 3.5% 9/15/2041	5,244	4,997
Ginnie Mae I Pool 3.5% 9/15/2042	96,674	91,548
Ginnie Mae I Pool 3.5% 9/15/2042	46,046	43,954
Ginnie Mae I Pool 3.5% 9/15/2042	46,150	43,743
Ginnie Mae I Pool 3.5% 9/15/2042	26,342	24,945
Ginnie Mae I Pool 3.5% 9/15/2042	6,368	6,038
Ginnie Mae I Pool 3.5% 9/15/2043	37,065	35,076
Ginnie Mae I Pool 4% 1/15/2040	101,855	99,700
Ginnie Mae I Pool 4% 1/15/2040	98,484	96,212
Ginnie Mae I Pool 4% 1/15/2041	506,146	494,004
Ginnie Mae I Pool 4% 1/15/2041	19,312	18,851
Ginnie Mae I Pool 4% 1/15/2041	10,024	9,780
Ginnie Mae I Pool 4% 1/15/2042	9,015	8,783
Ginnie Mae I Pool 4% 1/15/2043	32,103	31,233
Ginnie Mae I Pool 4% 1/15/2047	201,131	193,600
Ginnie Mae I Pool 4% 1/15/2047	194,032	186,767
Ginnie Mae I Pool 4% 1/15/2047	149,073	143,491
Ginnie Mae I Pool 4% 1/15/2047	71,007	68,348
Ginnie Mae I Pool 4% 10/15/2039	120,965	118,391
Ginnie Mae I Pool 4% 10/15/2040	576,224	562,599
Ginnie Mae I Pool 4% 10/15/2040	507,949	495,996
Ginnie Mae I Pool 4% 10/15/2040	500,154	488,559
Ginnie Mae I Pool 4% 10/15/2040	53,717	52,466
Ginnie Mae I Pool 4% 10/15/2040	10,809	10,556
Ginnie Mae I Pool 4% 10/15/2040	10,099	9,866
Ginnie Mae I Pool 4% 10/15/2041	1,129,990	1,101,070
Ginnie Mae I Pool 4% 10/15/2041	507,442	494,958
Ginnie Mae I Pool 4% 10/15/2041	278,593	271,815
Ginnie Mae I Pool 4% 10/15/2041	134,092	130,983
Ginnie Mae I Pool 4% 10/15/2041	100,019	97,608
Ginnie Mae I Pool 4% 10/15/2041	84,197	82,090
Ginnie Mae I Pool 4% 10/15/2041	62,701	61,182
Ginnie Mae I Pool 4% 10/15/2041	54,404	53,019
Ginnie Mae I Pool 4% 10/15/2041	49,158	47,996
Ginnie Mae I Pool 4% 10/15/2041	34,681	33,760
Ginnie Mae I Pool 4% 10/15/2041	28,640	27,943
Ginnie Mae I Pool 4% 10/15/2041	5,182	5,044
Ginnie Mae I Pool 4% 10/20/2042	131,832	128,298
Ginnie Mae I Pool 4% 11/15/2039	90,093	88,242
Ginnie Mae I Pool 4% 11/15/2040	143,245	139,792
Ginnie Mae I Pool 4% 11/15/2040	17,564	17,196
Ginnie Mae I Pool 4% 11/15/2041	257,579	251,205
Ginnie Mae I Pool 4% 11/15/2041	164,118	159,825
Ginnie Mae I Pool 4% 11/15/2041	19,866	19,366
Ginnie Mae I Pool 4% 11/15/2041	9,663	9,434
Ginnie Mae I Pool 4% 11/15/2041	1,266	1,237
Ginnie Mae I Pool 4% 11/15/2042	11,088	10,791
Ginnie Mae I Pool 4% 12/15/2039	289,300	282,693
Ginnie Mae I Pool 4% 12/15/2039	46,943	45,882
Ginnie Mae I Pool 4% 12/15/2040	34,738	33,863
Ginnie Mae I Pool 4% 12/15/2040	23,565	22,975
Ginnie Mae I Pool 4% 12/15/2040	4,868	4,765
Ginnie Mae I Pool 4% 12/15/2040	3,825	3,732
Ginnie Mae I Pool 4% 12/15/2040	2,217	2,165
Ginnie Mae I Pool 4% 12/15/2041	174,219	169,785
Ginnie Mae I Pool 4% 12/15/2041	120,198	117,274
Ginnie Mae I Pool 4% 12/15/2041	100,460	97,903
Ginnie Mae I Pool 4% 12/15/2041	82,363	80,243
Ginnie Mae I Pool 4% 12/15/2041	21,995	21,419
Ginnie Mae I Pool 4% 12/15/2041	18,934	18,506
Ginnie Mae I Pool 4% 12/15/2041	4,224	4,118
Ginnie Mae I Pool 4% 12/15/2042	8,209	7,997
Ginnie Mae I Pool 4% 12/15/2046	38,445	37,065
Ginnie Mae I Pool 4% 2/15/2040	424,634	414,691
Ginnie Mae I Pool 4% 2/15/2040	252,824	247,170
Ginnie Mae I Pool 4% 2/15/2040	247,824	241,992
Ginnie Mae I Pool 4% 2/15/2040	38,191	37,315
Ginnie Mae I Pool 4% 2/15/2041	75,963	74,029
Ginnie Mae I Pool 4% 2/15/2041	35,633	34,794
Ginnie Mae I Pool 4% 2/15/2041	5,056	4,929
Ginnie Mae I Pool 4% 2/15/2042	31,612	30,803
Ginnie Mae I Pool 4% 2/15/2042	21,161	20,629
Ginnie Mae I Pool 4% 2/15/2045	33,931	32,908
Ginnie Mae I Pool 4% 3/15/2040	2,139,734	2,090,124
Ginnie Mae I Pool 4% 3/15/2041	1,074,775	1,049,608
Ginnie Mae I Pool 4% 3/15/2041	12,765	12,466
Ginnie Mae I Pool 4% 3/15/2041	8,855	8,669
Ginnie Mae I Pool 4% 3/15/2042	132,163	128,725
Ginnie Mae I Pool 4% 3/15/2042	62,303	60,718
Ginnie Mae I Pool 4% 3/15/2042	20,013	19,476
Ginnie Mae I Pool 4% 3/15/2042	15,638	15,229
Ginnie Mae I Pool 4% 4/15/2040	172,880	168,753
Ginnie Mae I Pool 4% 4/15/2040	71,384	69,805
Ginnie Mae I Pool 4% 4/15/2041	2,493	2,433
Ginnie Mae I Pool 4% 4/15/2042	21,440	20,876
Ginnie Mae I Pool 4% 4/15/2043	32,903	31,998
Ginnie Mae I Pool 4% 4/15/2043	8,759	8,537
Ginnie Mae I Pool 4% 4/15/2046	2,100,188	2,035,534
Ginnie Mae I Pool 4% 4/20/2048	490,461	470,866
Ginnie Mae I Pool 4% 4/20/2048	450,049	432,068
Ginnie Mae I Pool 4% 5/15/2040	149,873	146,278
Ginnie Mae I Pool 4% 5/15/2041	20,908	20,529
Ginnie Mae I Pool 4% 5/15/2042	2,151	2,133
Ginnie Mae I Pool 4% 5/15/2043	41,764	40,554
Ginnie Mae I Pool 4% 5/15/2043	13,818	13,417
Ginnie Mae I Pool 4% 5/15/2045	31,573	30,581
Ginnie Mae I Pool 4% 5/20/2049	787,549	752,146
Ginnie Mae I Pool 4% 6/15/2041	28,766	28,058
Ginnie Mae I Pool 4% 6/15/2041	18,556	18,100
Ginnie Mae I Pool 4% 6/15/2041	12,511	12,186
Ginnie Mae I Pool 4% 6/15/2042	6,691	6,506
Ginnie Mae I Pool 4% 6/15/2042	4,439	4,318
Ginnie Mae I Pool 4% 6/15/2043	32,412	31,511
Ginnie Mae I Pool 4% 6/15/2043	16,028	15,614
Ginnie Mae I Pool 4% 6/15/2045	8,478	8,227
Ginnie Mae I Pool 4% 7/15/2039	112,854	110,317
Ginnie Mae I Pool 4% 7/15/2041	56,087	54,605
Ginnie Mae I Pool 4% 7/15/2041	51,632	50,347
Ginnie Mae I Pool 4% 7/15/2041	17,089	16,699
Ginnie Mae I Pool 4% 7/15/2041	2,971	2,893
Ginnie Mae I Pool 4% 7/15/2045	23,098	22,367
Ginnie Mae I Pool 4% 7/15/2046	134,956	130,113
Ginnie Mae I Pool 4% 7/15/2046	108,493	104,600
Ginnie Mae I Pool 4% 8/15/2039	44,502	43,485
Ginnie Mae I Pool 4% 8/15/2039	32,986	32,213
Ginnie Mae I Pool 4% 8/15/2039	5,719	5,596
Ginnie Mae I Pool 4% 8/15/2040	25,129	24,552
Ginnie Mae I Pool 4% 8/15/2041	74,438	72,617
Ginnie Mae I Pool 4% 8/15/2041	16,170	15,793
Ginnie Mae I Pool 4% 8/15/2041	14,891	14,558
Ginnie Mae I Pool 4% 8/15/2042	243,225	236,531
Ginnie Mae I Pool 4% 8/15/2042	29,940	29,222
Ginnie Mae I Pool 4% 8/15/2042	8,342	8,148
Ginnie Mae I Pool 4% 8/15/2043	13,483	13,083
Ginnie Mae I Pool 4% 8/15/2043	9,329	9,051
Ginnie Mae I Pool 4% 9/15/2039	74,371	72,862
Ginnie Mae I Pool 4% 9/15/2040	4,077	3,983
Ginnie Mae I Pool 4% 9/15/2041	120,657	117,637
Ginnie Mae I Pool 4% 9/15/2041	72,575	70,800
Ginnie Mae I Pool 4% 9/15/2041	62,733	61,242
Ginnie Mae I Pool 4% 9/15/2041	14,764	14,384
Ginnie Mae I Pool 4% 9/15/2041	8,733	8,500
Ginnie Mae I Pool 4% 9/15/2041	7,049	6,898
Ginnie Mae I Pool 4% 9/15/2041	3,736	3,643
Ginnie Mae I Pool 4.5% 1/15/2041	2,384	2,390
Ginnie Mae I Pool 4.5% 10/15/2039	53,677	53,799
Ginnie Mae I Pool 4.5% 10/15/2039	9,959	9,987
Ginnie Mae I Pool 4.5% 10/15/2039	2,986	2,994
Ginnie Mae I Pool 4.5% 10/15/2040	6,208	6,224
Ginnie Mae I Pool 4.5% 11/15/2039	329,097	329,845
Ginnie Mae I Pool 4.5% 11/15/2039	133,797	134,145
Ginnie Mae I Pool 4.5% 11/15/2039	98,154	98,419
Ginnie Mae I Pool 4.5% 11/15/2039	72,379	72,610
Ginnie Mae I Pool 4.5% 11/15/2039	49,713	49,850
Ginnie Mae I Pool 4.5% 11/15/2039	40,504	40,617
Ginnie Mae I Pool 4.5% 11/15/2039	11,143	11,175
Ginnie Mae I Pool 4.5% 11/15/2039	7,902	7,923
Ginnie Mae I Pool 4.5% 11/15/2039	7,474	7,495
Ginnie Mae I Pool 4.5% 11/15/2039	5,794	5,810
Ginnie Mae I Pool 4.5% 11/15/2039	4,477	4,490
Ginnie Mae I Pool 4.5% 11/15/2039	3,892	3,903
Ginnie Mae I Pool 4.5% 11/15/2039	1,503	1,507
Ginnie Mae I Pool 4.5% 12/15/2039	6,729	6,751
Ginnie Mae I Pool 4.5% 2/15/2040	268,509	269,245
Ginnie Mae I Pool 4.5% 2/15/2040	251,585	252,086
Ginnie Mae I Pool 4.5% 2/15/2040	143,199	143,597
Ginnie Mae I Pool 4.5% 2/15/2040	79,647	79,868
Ginnie Mae I Pool 4.5% 2/15/2040	54,863	55,031
Ginnie Mae I Pool 4.5% 2/15/2040	19,832	19,889
Ginnie Mae I Pool 4.5% 2/15/2040	15,652	15,696
Ginnie Mae I Pool 4.5% 2/15/2040	7,309	7,332
Ginnie Mae I Pool 4.5% 2/15/2040	6,140	6,157
Ginnie Mae I Pool 4.5% 2/15/2040	5,689	5,704
Ginnie Mae I Pool 4.5% 2/15/2040	1,808	1,813
Ginnie Mae I Pool 4.5% 2/15/2041	62,675	62,791
Ginnie Mae I Pool 4.5% 3/15/2040	692,253	694,178
Ginnie Mae I Pool 4.5% 3/15/2040	31,726	31,816
Ginnie Mae I Pool 4.5% 3/15/2040	10,148	10,176
Ginnie Mae I Pool 4.5% 3/15/2040	10,106	10,132
Ginnie Mae I Pool 4.5% 3/15/2040	3,306	3,315
Ginnie Mae I Pool 4.5% 3/15/2041	124,222	124,505
Ginnie Mae I Pool 4.5% 3/15/2041	34,927	35,021
Ginnie Mae I Pool 4.5% 3/15/2041	9,426	9,450
Ginnie Mae I Pool 4.5% 3/15/2041	2,510	2,516
Ginnie Mae I Pool 4.5% 4/15/2040	141,913	142,218
Ginnie Mae I Pool 4.5% 4/15/2040	108,359	108,612
Ginnie Mae I Pool 4.5% 4/15/2040	62,515	62,665
Ginnie Mae I Pool 4.5% 4/15/2040	25,308	25,357
Ginnie Mae I Pool 4.5% 4/15/2040	24,739	24,787
Ginnie Mae I Pool 4.5% 4/15/2040	20,155	20,214
Ginnie Mae I Pool 4.5% 5/15/2039	50,925	51,076
Ginnie Mae I Pool 4.5% 5/15/2040	353,897	354,867
Ginnie Mae I Pool 4.5% 5/15/2040	33,641	33,720
Ginnie Mae I Pool 4.5% 5/15/2041	227	227
Ginnie Mae I Pool 4.5% 6/15/2039	174,193	174,738
Ginnie Mae I Pool 4.5% 6/15/2039	162,655	163,127
Ginnie Mae I Pool 4.5% 6/15/2039	25,613	25,688
Ginnie Mae I Pool 4.5% 6/15/2039	2,233	2,240
Ginnie Mae I Pool 4.5% 6/15/2039	1,567	1,571
Ginnie Mae I Pool 4.5% 6/15/2040	1,274,900	1,277,643
Ginnie Mae I Pool 4.5% 6/15/2040	356,032	356,972
Ginnie Mae I Pool 4.5% 6/15/2040	213,218	213,811
Ginnie Mae I Pool 4.5% 6/15/2040	180,660	181,155
Ginnie Mae I Pool 4.5% 6/15/2040	144,799	145,190
Ginnie Mae I Pool 4.5% 6/15/2040	79,404	79,625
Ginnie Mae I Pool 4.5% 6/15/2040	33,918	34,009
Ginnie Mae I Pool 4.5% 6/15/2040	22,502	22,563
Ginnie Mae I Pool 4.5% 6/15/2040	16,992	17,038
Ginnie Mae I Pool 4.5% 6/15/2040	14,950	14,988
Ginnie Mae I Pool 4.5% 6/15/2040	8,771	8,796
Ginnie Mae I Pool 4.5% 6/15/2041	258,328	258,960
Ginnie Mae I Pool 4.5% 7/15/2039	141,432	141,857
Ginnie Mae I Pool 4.5% 7/15/2039	5,207	5,221
Ginnie Mae I Pool 4.5% 7/15/2040	543,586	545,076
Ginnie Mae I Pool 4.5% 7/15/2040	382,682	383,761
Ginnie Mae I Pool 4.5% 7/15/2040	277,035	277,800
Ginnie Mae I Pool 4.5% 7/15/2040	40,339	40,445
Ginnie Mae I Pool 4.5% 7/15/2040	35,052	35,148
Ginnie Mae I Pool 4.5% 7/15/2040	30,471	30,554
Ginnie Mae I Pool 4.5% 7/15/2040	27,051	27,126
Ginnie Mae I Pool 4.5% 7/15/2040	26,694	26,768
Ginnie Mae I Pool 4.5% 7/15/2040	23,587	23,648
Ginnie Mae I Pool 4.5% 7/15/2040	17,199	17,244
Ginnie Mae I Pool 4.5% 7/15/2040	9,051	9,075
Ginnie Mae I Pool 4.5% 7/15/2040	7,517	7,537
Ginnie Mae I Pool 4.5% 7/15/2040	1,163	1,166
Ginnie Mae I Pool 4.5% 7/15/2040	1,154	1,157
Ginnie Mae I Pool 4.5% 8/15/2039	1,465,983	1,470,259
Ginnie Mae I Pool 4.5% 8/15/2039	906,069	908,729
Ginnie Mae I Pool 4.5% 8/15/2039	729,447	731,615
Ginnie Mae I Pool 4.5% 8/15/2039	295,037	295,875
Ginnie Mae I Pool 4.5% 8/15/2039	134,781	135,189
Ginnie Mae I Pool 4.5% 8/15/2039	38,896	39,006
Ginnie Mae I Pool 4.5% 8/15/2039	23,856	23,925
Ginnie Mae I Pool 4.5% 8/15/2040	92,097	92,348
Ginnie Mae I Pool 4.5% 8/15/2040	40,469	40,532
Ginnie Mae I Pool 4.5% 8/15/2040	16,250	16,291
Ginnie Mae I Pool 4.5% 8/15/2040	15,850	15,888
Ginnie Mae I Pool 4.5% 8/15/2040	12,006	12,039
Ginnie Mae I Pool 4.5% 8/15/2040	4,437	4,449
Ginnie Mae I Pool 4.5% 8/15/2040	2,550	2,556
Ginnie Mae I Pool 4.5% 8/15/2040	2,546	2,554
Ginnie Mae I Pool 4.5% 8/15/2041	31,056	31,143
Ginnie Mae I Pool 4.5% 9/15/2039	267,973	268,745
Ginnie Mae I Pool 4.5% 9/15/2039	130,683	131,069
Ginnie Mae I Pool 4.5% 9/15/2039	3,770	3,781
Ginnie Mae I Pool 4.5% 9/15/2039	3,547	3,558
Ginnie Mae I Pool 4.5% 9/15/2040	42,371	42,490
Ginnie Mae I Pool 4.5% 9/15/2040	18,372	18,420
Ginnie Mae I Pool 5% 1/15/2034	10,220	10,395
Ginnie Mae I Pool 5% 1/15/2040	4,152	4,218
Ginnie Mae I Pool 5% 1/15/2040	3,182	3,250
Ginnie Mae I Pool 5% 10/15/2033	5,445	5,535
Ginnie Mae I Pool 5% 10/15/2034	8,228	8,364
Ginnie Mae I Pool 5% 10/15/2039	101,098	103,244
Ginnie Mae I Pool 5% 10/15/2039	76,856	78,511
Ginnie Mae I Pool 5% 10/15/2039	61,549	62,876
Ginnie Mae I Pool 5% 10/15/2039	35,203	35,949
Ginnie Mae I Pool 5% 10/15/2039	19,044	19,445
Ginnie Mae I Pool 5% 11/15/2033	3,326	3,383
Ginnie Mae I Pool 5% 11/15/2039	101,256	103,448
Ginnie Mae I Pool 5% 11/15/2039	74,689	76,253
Ginnie Mae I Pool 5% 11/15/2039	41,045	41,931
Ginnie Mae I Pool 5% 11/15/2039	36,522	37,311
Ginnie Mae I Pool 5% 11/15/2039	7,284	7,439
Ginnie Mae I Pool 5% 11/15/2039	7,096	7,249
Ginnie Mae I Pool 5% 11/15/2040	36,934	37,733
Ginnie Mae I Pool 5% 11/15/2040	10,079	10,308
Ginnie Mae I Pool 5% 12/15/2032	1,137	1,155
Ginnie Mae I Pool 5% 12/15/2037	27,669	28,254
Ginnie Mae I Pool 5% 12/15/2038	12,316	12,570
Ginnie Mae I Pool 5% 12/15/2039	98,067	100,191
Ginnie Mae I Pool 5% 12/15/2039	49,988	51,056
Ginnie Mae I Pool 5% 12/15/2039	42,389	43,322
Ginnie Mae I Pool 5% 2/15/2039	169,362	172,949
Ginnie Mae I Pool 5% 2/15/2039	1,325	1,353
Ginnie Mae I Pool 5% 2/15/2040	7,954	8,126
Ginnie Mae I Pool 5% 3/15/2039	19,664	20,069
Ginnie Mae I Pool 5% 3/15/2040	16,039	16,380
Ginnie Mae I Pool 5% 3/15/2041	83,252	85,110
Ginnie Mae I Pool 5% 3/15/2041	30,509	31,170
Ginnie Mae I Pool 5% 3/15/2041	6,811	6,959
Ginnie Mae I Pool 5% 4/15/2033	9,319	9,466
Ginnie Mae I Pool 5% 4/15/2039	43,271	44,189
Ginnie Mae I Pool 5% 4/15/2039	17,117	17,471
Ginnie Mae I Pool 5% 4/15/2040	726,657	742,274
Ginnie Mae I Pool 5% 4/15/2040	702,666	717,855
Ginnie Mae I Pool 5% 4/15/2040	42,187	43,110
Ginnie Mae I Pool 5% 4/15/2040	13,730	14,029
Ginnie Mae I Pool 5% 4/15/2040	8,845	9,036
Ginnie Mae I Pool 5% 4/15/2040	4,677	4,780
Ginnie Mae I Pool 5% 4/15/2040	1,060	1,082
Ginnie Mae I Pool 5% 4/15/2041	141,842	145,064
Ginnie Mae I Pool 5% 4/15/2041	27,837	28,457
Ginnie Mae I Pool 5% 4/15/2041	13,437	13,737
Ginnie Mae I Pool 5% 4/15/2041	5,333	5,448
Ginnie Mae I Pool 5% 4/20/2048	794,021	812,125
Ginnie Mae I Pool 5% 5/15/2039	138,745	141,677
Ginnie Mae I Pool 5% 5/15/2039	116,549	119,017
Ginnie Mae I Pool 5% 5/15/2039	16,775	17,128
Ginnie Mae I Pool 5% 5/15/2040	42,380	43,301
Ginnie Mae I Pool 5% 5/15/2040	25,553	26,089
Ginnie Mae I Pool 5% 5/15/2040	9,066	9,271
Ginnie Mae I Pool 5% 6/15/2033	768	781
Ginnie Mae I Pool 5% 6/15/2039	14,510	14,816
Ginnie Mae I Pool 5% 6/15/2039	2,715	2,773
Ginnie Mae I Pool 5% 6/15/2040	2,139,252	2,185,494
Ginnie Mae I Pool 5% 6/15/2040	56,138	57,356
Ginnie Mae I Pool 5% 6/15/2040	43,815	44,804
Ginnie Mae I Pool 5% 6/15/2040	37,372	38,199
Ginnie Mae I Pool 5% 6/15/2040	7,631	7,803
Ginnie Mae I Pool 5% 6/15/2040	4,705	4,809
Ginnie Mae I Pool 5% 6/15/2041	100,654	102,871
Ginnie Mae I Pool 5% 6/15/2041	14,167	14,483
Ginnie Mae I Pool 5% 6/15/2041	13,467	13,753
Ginnie Mae I Pool 5% 6/15/2041	2,855	2,915
Ginnie Mae I Pool 5% 7/15/2039	173,948	177,607
Ginnie Mae I Pool 5% 7/15/2039	105,166	107,398
Ginnie Mae I Pool 5% 7/15/2039	3,963	4,046
Ginnie Mae I Pool 5% 7/15/2040	112,918	115,368
Ginnie Mae I Pool 5% 7/15/2040	93,043	95,065
Ginnie Mae I Pool 5% 7/15/2040	53,560	54,728
Ginnie Mae I Pool 5% 7/15/2040	47,096	48,133
Ginnie Mae I Pool 5% 7/15/2040	38,175	39,008
Ginnie Mae I Pool 5% 7/15/2040	36,097	36,872
Ginnie Mae I Pool 5% 7/15/2040	7,292	7,451
Ginnie Mae I Pool 5% 7/15/2040	7,239	7,398
Ginnie Mae I Pool 5% 8/15/2039	88,182	90,062
Ginnie Mae I Pool 5% 8/15/2039	73,565	75,133
Ginnie Mae I Pool 5% 8/15/2039	33,614	34,334
Ginnie Mae I Pool 5% 8/15/2039	23,593	24,102
Ginnie Mae I Pool 5% 8/15/2039	14,183	14,486
Ginnie Mae I Pool 5% 8/15/2039	8,062	8,233
Ginnie Mae I Pool 5% 8/15/2039	7,264	7,413
Ginnie Mae I Pool 5% 8/15/2039	2,890	2,952
Ginnie Mae I Pool 5% 8/15/2039	2,006	2,050
Ginnie Mae I Pool 5% 8/15/2040	177,358	181,233
Ginnie Mae I Pool 5% 8/15/2040	154,175	157,526
Ginnie Mae I Pool 5% 8/15/2040	132,900	135,809
Ginnie Mae I Pool 5% 8/15/2040	40,217	41,102
Ginnie Mae I Pool 5% 8/15/2040	2,921	2,984
Ginnie Mae I Pool 5% 8/15/2041	3,254	3,325
Ginnie Mae I Pool 5% 9/15/2033	203	203
Ginnie Mae I Pool 5% 9/15/2037	5,690	5,811
Ginnie Mae I Pool 5% 9/15/2039	566,596	578,569
Ginnie Mae I Pool 5% 9/15/2039	115,125	117,584
Ginnie Mae I Pool 5% 9/15/2039	82,717	84,488
Ginnie Mae I Pool 5% 9/15/2039	37,852	38,664
Ginnie Mae I Pool 5% 9/15/2039	37,042	37,832
Ginnie Mae I Pool 5% 9/15/2039	34,932	35,694
Ginnie Mae I Pool 5% 9/15/2039	31,209	31,873
Ginnie Mae I Pool 5% 9/15/2039	24,033	24,549
Ginnie Mae I Pool 5% 9/15/2039	20,637	21,077
Ginnie Mae I Pool 5% 9/15/2039	10,302	10,524
Ginnie Mae I Pool 5% 9/15/2039	8,014	8,185
Ginnie Mae I Pool 5% 9/15/2039	4,918	5,023
Ginnie Mae I Pool 5% 9/15/2039	4,620	4,718
Ginnie Mae I Pool 5% 9/15/2040	85,247	87,089
Ginnie Mae I Pool 5% 9/15/2040	63,495	64,887
Ginnie Mae I Pool 5% 9/15/2040	26,373	26,971
Ginnie Mae I Pool 5% 9/15/2040	17,637	18,021
Ginnie Mae I Pool 5% 9/15/2041	1,576,757	1,610,508
Ginnie Mae I Pool 5.5% 1/15/2034	1,166	1,197
Ginnie Mae I Pool 5.5% 1/15/2039	6,918	7,153
Ginnie Mae I Pool 5.5% 10/15/2035	75,727	77,962
Ginnie Mae I Pool 5.5% 11/15/2033	467	479
Ginnie Mae I Pool 5.5% 12/15/2038	2,064	2,130
Ginnie Mae I Pool 5.5% 12/15/2038	331	342
Ginnie Mae I Pool 5.5% 3/15/2034	4,326	4,439
Ginnie Mae I Pool 5.5% 3/15/2034	1,037	1,061
Ginnie Mae I Pool 5.5% 3/15/2039	5,983	6,183
Ginnie Mae I Pool 5.5% 4/15/2034	5,637	5,782
Ginnie Mae I Pool 5.5% 4/15/2034	940	965
Ginnie Mae I Pool 5.5% 5/15/2034	18,801	19,326
Ginnie Mae I Pool 5.5% 5/15/2034	5,489	5,634
Ginnie Mae I Pool 5.5% 5/15/2034	1,763	1,809
Ginnie Mae I Pool 5.5% 5/15/2034	1,526	1,570
Ginnie Mae I Pool 5.5% 5/15/2034	1,008	1,036
Ginnie Mae I Pool 5.5% 5/15/2034	966	990
Ginnie Mae I Pool 5.5% 5/15/2039	56,655	58,581
Ginnie Mae I Pool 5.5% 6/15/2033	617	632
Ginnie Mae I Pool 5.5% 6/15/2039	4,619	4,771
Ginnie Mae I Pool 5.5% 6/15/2039	1,635	1,675
Ginnie Mae I Pool 5.5% 7/15/2033	4,028	4,136
Ginnie Mae I Pool 5.5% 7/15/2037	394	407
Ginnie Mae I Pool 5.5% 7/15/2038	1,115	1,152
Ginnie Mae I Pool 5.5% 7/15/2038	1,097	1,125
Ginnie Mae I Pool 5.5% 7/15/2039	47,318	48,976
Ginnie Mae I Pool 5.5% 8/15/2033	14,183	14,563
Ginnie Mae I Pool 5.5% 9/15/2039	378,309	391,560
Ginnie Mae I Pool 5.5% 9/15/2039	332,703	344,327
Ginnie Mae I Pool 6% 10/15/2030	21,670	22,331
Ginnie Mae I Pool 6% 10/15/2039	13,942	14,673
Ginnie Mae I Pool 6% 11/15/2037	1,408	1,473
Ginnie Mae I Pool 6% 11/15/2039	39,976	42,111
Ginnie Mae I Pool 6% 11/15/2039	21,327	22,461
Ginnie Mae I Pool 6% 11/15/2039	15,151	15,938
Ginnie Mae I Pool 6% 11/15/2039	8,261	8,668
Ginnie Mae I Pool 6% 11/15/2039	7,036	7,356
Ginnie Mae I Pool 6% 11/15/2039	5,893	6,188
Ginnie Mae I Pool 6% 11/15/2039	3,165	3,330
Ginnie Mae I Pool 6% 12/15/2034	3,553	3,704
Ginnie Mae I Pool 6% 5/15/2040	1,215,923	1,275,646
Ginnie Mae I Pool 6% 6/15/2036	146,084	152,778
Ginnie Mae I Pool 6.5% 10/15/2034	49,397	52,497
Ginnie Mae I Pool 6.5% 10/15/2034	6,219	6,579
Ginnie Mae I Pool 6.5% 10/15/2034	5,985	6,331
Ginnie Mae I Pool 6.5% 10/15/2034	3,266	3,479
Ginnie Mae I Pool 6.5% 10/15/2034	465	491
Ginnie Mae I Pool 6.5% 10/15/2035	32,387	34,642
Ginnie Mae I Pool 6.5% 10/15/2036	10,394	11,079
Ginnie Mae I Pool 6.5% 11/15/2034	12,186	12,703
Ginnie Mae I Pool 6.5% 2/15/2035	1,452	1,543
Ginnie Mae I Pool 6.5% 3/15/2035	1,260	1,316
Ginnie Mae I Pool 6.5% 6/15/2037	11,672	12,428
Ginnie Mae I Pool 6.5% 7/15/2035	3,533	3,760
Ginnie Mae I Pool 6.5% 8/15/2034	55,188	58,486
Ginnie Mae I Pool 6.5% 8/15/2034	1,176	1,226
Ginnie Mae I Pool 6.5% 8/15/2036	9,267	9,875
Ginnie Mae I Pool 6.5% 9/15/2034	21,251	22,521
Ginnie Mae I Pool 6.5% 9/15/2034	171	182
Ginnie Mae I Pool 6.5% 9/15/2035	843	869
Ginnie Mae I Pool 7% 1/15/2026	1	0
Ginnie Mae I Pool 7% 1/15/2027	45	45
Ginnie Mae I Pool 7% 1/15/2028	1,061	1,065
Ginnie Mae I Pool 7% 1/15/2028	657	660
Ginnie Mae I Pool 7% 1/15/2028	541	548
Ginnie Mae I Pool 7% 1/15/2028	534	541
Ginnie Mae I Pool 7% 1/15/2028	470	474
Ginnie Mae I Pool 7% 1/15/2028	446	450
Ginnie Mae I Pool 7% 1/15/2028	435	440
Ginnie Mae I Pool 7% 1/15/2028	152	154
Ginnie Mae I Pool 7% 1/15/2028	142	143
Ginnie Mae I Pool 7% 1/15/2028	105	106
Ginnie Mae I Pool 7% 1/15/2028	89	90
Ginnie Mae I Pool 7% 1/15/2028	36	36
Ginnie Mae I Pool 7% 1/15/2029	1,402	1,432
Ginnie Mae I Pool 7% 1/15/2029	1,059	1,080
Ginnie Mae I Pool 7% 1/15/2029	748	760
Ginnie Mae I Pool 7% 1/15/2029	545	557
Ginnie Mae I Pool 7% 1/15/2029	394	401
Ginnie Mae I Pool 7% 1/15/2029	77	78
Ginnie Mae I Pool 7% 1/15/2029	65	66
Ginnie Mae I Pool 7% 1/15/2030	4,781	4,889
Ginnie Mae I Pool 7% 1/15/2030	433	442
Ginnie Mae I Pool 7% 1/15/2031	6,610	6,785
Ginnie Mae I Pool 7% 1/15/2031	2,898	2,995
Ginnie Mae I Pool 7% 1/15/2031	1,531	1,575
Ginnie Mae I Pool 7% 1/15/2032	9,861	10,203
Ginnie Mae I Pool 7% 1/15/2032	452	461
Ginnie Mae I Pool 7% 10/15/2026	208	208
Ginnie Mae I Pool 7% 10/15/2028	4,244	4,319
Ginnie Mae I Pool 7% 10/15/2028	2,868	2,917
Ginnie Mae I Pool 7% 10/15/2028	1,297	1,306
Ginnie Mae I Pool 7% 10/15/2028	758	770
Ginnie Mae I Pool 7% 10/15/2028	346	346
Ginnie Mae I Pool 7% 10/15/2028	119	120
Ginnie Mae I Pool 7% 10/15/2028	73	74
Ginnie Mae I Pool 7% 10/15/2028	64	65
Ginnie Mae I Pool 7% 10/15/2029	1,038	1,064
Ginnie Mae I Pool 7% 10/15/2029	151	155
Ginnie Mae I Pool 7% 10/15/2030	1,303	1,335
Ginnie Mae I Pool 7% 10/15/2030	772	797
Ginnie Mae I Pool 7% 10/15/2031	8,453	8,766
Ginnie Mae I Pool 7% 10/15/2031	2,055	2,119
Ginnie Mae I Pool 7% 10/15/2031	1,716	1,745
Ginnie Mae I Pool 7% 10/15/2031	1,669	1,729
Ginnie Mae I Pool 7% 10/15/2031	1,149	1,191
Ginnie Mae I Pool 7% 10/15/2031	312	324
Ginnie Mae I Pool 7% 10/15/2031	172	178
Ginnie Mae I Pool 7% 10/15/2031	41	42
Ginnie Mae I Pool 7% 10/15/2032	2,612	2,699
Ginnie Mae I Pool 7% 11/15/2027	93	94
Ginnie Mae I Pool 7% 11/15/2028	2,074	2,105
Ginnie Mae I Pool 7% 11/15/2028	1,017	1,038
Ginnie Mae I Pool 7% 11/15/2028	615	627
Ginnie Mae I Pool 7% 11/15/2028	513	523
Ginnie Mae I Pool 7% 11/15/2028	393	399
Ginnie Mae I Pool 7% 11/15/2029	4,160	4,270
Ginnie Mae I Pool 7% 11/15/2031	4,794	4,964
Ginnie Mae I Pool 7% 11/15/2031	4,792	4,909
Ginnie Mae I Pool 7% 11/15/2031	745	772
Ginnie Mae I Pool 7% 11/15/2031	60	62
Ginnie Mae I Pool 7% 11/15/2032	1,838	1,898
Ginnie Mae I Pool 7% 12/15/2026	6	5
Ginnie Mae I Pool 7% 12/15/2027	1,187	1,202
Ginnie Mae I Pool 7% 12/15/2027	870	882
Ginnie Mae I Pool 7% 12/15/2027	323	327
Ginnie Mae I Pool 7% 12/15/2027	195	197
Ginnie Mae I Pool 7% 12/15/2027	133	135
Ginnie Mae I Pool 7% 12/15/2027	97	98
Ginnie Mae I Pool 7% 12/15/2027	28	28
Ginnie Mae I Pool 7% 12/15/2028	4,595	4,687
Ginnie Mae I Pool 7% 12/15/2028	1,638	1,670
Ginnie Mae I Pool 7% 12/15/2028	1,401	1,429
Ginnie Mae I Pool 7% 12/15/2028	722	737
Ginnie Mae I Pool 7% 12/15/2028	562	571
Ginnie Mae I Pool 7% 12/15/2028	252	256
Ginnie Mae I Pool 7% 12/15/2028	232	236
Ginnie Mae I Pool 7% 12/15/2028	105	107
Ginnie Mae I Pool 7% 12/15/2028	27	27
Ginnie Mae I Pool 7% 12/15/2030	2,049	2,116
Ginnie Mae I Pool 7% 12/15/2031	7,459	7,721
Ginnie Mae I Pool 7% 12/15/2031	3,818	3,958
Ginnie Mae I Pool 7% 12/15/2031	342	354
Ginnie Mae I Pool 7% 2/15/2028	4,093	4,154
Ginnie Mae I Pool 7% 2/15/2028	1,611	1,629
Ginnie Mae I Pool 7% 2/15/2028	670	675
Ginnie Mae I Pool 7% 2/15/2028	645	649
Ginnie Mae I Pool 7% 2/15/2028	636	645
Ginnie Mae I Pool 7% 2/15/2028	524	532
Ginnie Mae I Pool 7% 2/15/2028	457	463
Ginnie Mae I Pool 7% 2/15/2028	257	258
Ginnie Mae I Pool 7% 2/15/2028	236	240
Ginnie Mae I Pool 7% 2/15/2028	127	128
Ginnie Mae I Pool 7% 2/15/2028	74	75
Ginnie Mae I Pool 7% 2/15/2028	69	70
Ginnie Mae I Pool 7% 2/15/2028	60	60
Ginnie Mae I Pool 7% 2/15/2028	46	47
Ginnie Mae I Pool 7% 2/15/2028	28	29
Ginnie Mae I Pool 7% 2/15/2028	25	26
Ginnie Mae I Pool 7% 2/15/2029	301	307
Ginnie Mae I Pool 7% 2/15/2029	240	242
Ginnie Mae I Pool 7% 2/15/2029	119	121
Ginnie Mae I Pool 7% 2/15/2030	1,136	1,168
Ginnie Mae I Pool 7% 2/15/2032	12,542	13,022
Ginnie Mae I Pool 7% 2/15/2032	8,422	8,595
Ginnie Mae I Pool 7% 2/15/2032	3,453	3,578
Ginnie Mae I Pool 7% 2/15/2032	1,169	1,210
Ginnie Mae I Pool 7% 2/15/2032	977	995
Ginnie Mae I Pool 7% 2/15/2032	773	799
Ginnie Mae I Pool 7% 2/15/2032	274	284
Ginnie Mae I Pool 7% 3/15/2028	2,772	2,816
Ginnie Mae I Pool 7% 3/15/2028	1,560	1,581
Ginnie Mae I Pool 7% 3/15/2028	823	835
Ginnie Mae I Pool 7% 3/15/2028	782	793
Ginnie Mae I Pool 7% 3/15/2028	722	730
Ginnie Mae I Pool 7% 3/15/2028	664	667
Ginnie Mae I Pool 7% 3/15/2028	406	409
Ginnie Mae I Pool 7% 3/15/2028	277	281
Ginnie Mae I Pool 7% 3/15/2028	188	191
Ginnie Mae I Pool 7% 3/15/2028	155	157
Ginnie Mae I Pool 7% 3/15/2028	146	148
Ginnie Mae I Pool 7% 3/15/2029	2,084	2,127
Ginnie Mae I Pool 7% 3/15/2029	867	886
Ginnie Mae I Pool 7% 3/15/2029	556	566
Ginnie Mae I Pool 7% 3/15/2029	260	264
Ginnie Mae I Pool 7% 3/15/2029	168	169
Ginnie Mae I Pool 7% 3/15/2029	135	137
Ginnie Mae I Pool 7% 3/15/2031	796	822
Ginnie Mae I Pool 7% 3/15/2031	769	792
Ginnie Mae I Pool 7% 3/15/2031	565	583
Ginnie Mae I Pool 7% 3/15/2031	254	258
Ginnie Mae I Pool 7% 3/15/2031	60	62
Ginnie Mae I Pool 7% 3/15/2032	4,952	5,142
Ginnie Mae I Pool 7% 3/15/2032	2,147	2,228
Ginnie Mae I Pool 7% 3/15/2032	1,604	1,665
Ginnie Mae I Pool 7% 3/15/2032	1,168	1,204
Ginnie Mae I Pool 7% 3/15/2032	560	577
Ginnie Mae I Pool 7% 3/15/2032	403	418
Ginnie Mae I Pool 7% 3/15/2032	272	281
Ginnie Mae I Pool 7% 3/15/2032	67	69
Ginnie Mae I Pool 7% 4/15/2028	2,734	2,776
Ginnie Mae I Pool 7% 4/15/2028	1,403	1,425
Ginnie Mae I Pool 7% 4/15/2028	885	898
Ginnie Mae I Pool 7% 4/15/2028	679	689
Ginnie Mae I Pool 7% 4/15/2028	532	541
Ginnie Mae I Pool 7% 4/15/2028	410	416
Ginnie Mae I Pool 7% 4/15/2028	350	353
Ginnie Mae I Pool 7% 4/15/2028	236	239
Ginnie Mae I Pool 7% 4/15/2028	152	155
Ginnie Mae I Pool 7% 4/15/2028	95	96
Ginnie Mae I Pool 7% 4/15/2028	80	82
Ginnie Mae I Pool 7% 4/15/2028	64	65
Ginnie Mae I Pool 7% 4/15/2028	43	43
Ginnie Mae I Pool 7% 4/15/2028	39	40
Ginnie Mae I Pool 7% 4/15/2028	26	26
Ginnie Mae I Pool 7% 4/15/2028	22	22
Ginnie Mae I Pool 7% 4/15/2028	17	17
Ginnie Mae I Pool 7% 4/15/2029	1,427	1,456
Ginnie Mae I Pool 7% 4/15/2029	182	185
Ginnie Mae I Pool 7% 4/15/2029	136	139
Ginnie Mae I Pool 7% 4/15/2030	1,008	1,038
Ginnie Mae I Pool 7% 4/15/2031	5,550	5,731
Ginnie Mae I Pool 7% 4/15/2031	2,372	2,452
Ginnie Mae I Pool 7% 4/15/2031	1,372	1,419
Ginnie Mae I Pool 7% 4/15/2031	574	593
Ginnie Mae I Pool 7% 4/15/2031	308	318
Ginnie Mae I Pool 7% 4/15/2032	7,143	7,422
Ginnie Mae I Pool 7% 4/15/2032	4,014	4,160
Ginnie Mae I Pool 7% 4/15/2032	2,768	2,873
Ginnie Mae I Pool 7% 4/15/2032	1,240	1,288
Ginnie Mae I Pool 7% 4/15/2032	1,110	1,147
Ginnie Mae I Pool 7% 4/15/2032	987	1,022
Ginnie Mae I Pool 7% 4/15/2032	979	1,013
Ginnie Mae I Pool 7% 4/15/2032	831	838
Ginnie Mae I Pool 7% 4/15/2032	807	833
Ginnie Mae I Pool 7% 4/15/2032	640	664
Ginnie Mae I Pool 7% 4/15/2032	639	659
Ginnie Mae I Pool 7% 4/15/2032	632	654
Ginnie Mae I Pool 7% 4/15/2032	306	309
Ginnie Mae I Pool 7% 4/20/2032	107,360	111,837
Ginnie Mae I Pool 7% 5/15/2027	23	23
Ginnie Mae I Pool 7% 5/15/2028	1,248	1,265
Ginnie Mae I Pool 7% 5/15/2028	1,049	1,057
Ginnie Mae I Pool 7% 5/15/2028	780	792
Ginnie Mae I Pool 7% 5/15/2028	659	667
Ginnie Mae I Pool 7% 5/15/2028	154	156
Ginnie Mae I Pool 7% 5/15/2028	148	151
Ginnie Mae I Pool 7% 5/15/2028	139	140
Ginnie Mae I Pool 7% 5/15/2028	112	114
Ginnie Mae I Pool 7% 5/15/2028	105	107
Ginnie Mae I Pool 7% 5/15/2028	58	59
Ginnie Mae I Pool 7% 5/15/2028	57	58
Ginnie Mae I Pool 7% 5/15/2029	940	962
Ginnie Mae I Pool 7% 5/15/2029	344	352
Ginnie Mae I Pool 7% 5/15/2030	755	771
Ginnie Mae I Pool 7% 5/15/2031	2,433	2,496
Ginnie Mae I Pool 7% 5/15/2031	1,224	1,266
Ginnie Mae I Pool 7% 5/15/2031	636	645
Ginnie Mae I Pool 7% 5/15/2031	329	335
Ginnie Mae I Pool 7% 5/15/2032	11,239	11,677
Ginnie Mae I Pool 7% 5/15/2032	3,781	3,932
Ginnie Mae I Pool 7% 5/15/2032	3,487	3,602
Ginnie Mae I Pool 7% 5/15/2032	2,255	2,320
Ginnie Mae I Pool 7% 5/15/2032	1,455	1,482
Ginnie Mae I Pool 7% 5/15/2032	1,414	1,463
Ginnie Mae I Pool 7% 5/15/2032	1,307	1,355
Ginnie Mae I Pool 7% 5/15/2032	1,076	1,105
Ginnie Mae I Pool 7% 5/15/2032	990	1,029
Ginnie Mae I Pool 7% 5/15/2032	881	916
Ginnie Mae I Pool 7% 5/15/2032	866	900
Ginnie Mae I Pool 7% 5/15/2032	850	882
Ginnie Mae I Pool 7% 5/15/2032	762	786
Ginnie Mae I Pool 7% 5/15/2032	287	297
Ginnie Mae I Pool 7% 5/15/2032	260	270
Ginnie Mae I Pool 7% 5/15/2032	111	115
Ginnie Mae I Pool 7% 5/15/2032	84	87
Ginnie Mae I Pool 7% 5/15/2032	60	62
Ginnie Mae I Pool 7% 5/15/2032	20	20
Ginnie Mae I Pool 7% 6/15/2028	2,794	2,837
Ginnie Mae I Pool 7% 6/15/2028	1,503	1,526
Ginnie Mae I Pool 7% 6/15/2028	1,260	1,279
Ginnie Mae I Pool 7% 6/15/2028	1,030	1,044
Ginnie Mae I Pool 7% 6/15/2028	985	1,002
Ginnie Mae I Pool 7% 6/15/2028	594	603
Ginnie Mae I Pool 7% 6/15/2028	539	546
Ginnie Mae I Pool 7% 6/15/2028	484	493
Ginnie Mae I Pool 7% 6/15/2028	424	431
Ginnie Mae I Pool 7% 6/15/2028	399	405
Ginnie Mae I Pool 7% 6/15/2028	375	380
Ginnie Mae I Pool 7% 6/15/2028	364	369
Ginnie Mae I Pool 7% 6/15/2028	293	298
Ginnie Mae I Pool 7% 6/15/2028	241	245
Ginnie Mae I Pool 7% 6/15/2028	167	170
Ginnie Mae I Pool 7% 6/15/2028	144	147
Ginnie Mae I Pool 7% 6/15/2028	125	127
Ginnie Mae I Pool 7% 6/15/2028	74	74
Ginnie Mae I Pool 7% 6/15/2028	68	69
Ginnie Mae I Pool 7% 6/15/2028	33	33
Ginnie Mae I Pool 7% 6/15/2028	21	21
Ginnie Mae I Pool 7% 6/15/2029	1,069	1,094
Ginnie Mae I Pool 7% 6/15/2029	481	493
Ginnie Mae I Pool 7% 6/15/2029	330	337
Ginnie Mae I Pool 7% 6/15/2029	299	306
Ginnie Mae I Pool 7% 6/15/2029	13	13
Ginnie Mae I Pool 7% 6/15/2031	7,242	7,490
Ginnie Mae I Pool 7% 6/15/2031	3,231	3,343
Ginnie Mae I Pool 7% 6/15/2031	2,895	2,998
Ginnie Mae I Pool 7% 6/15/2031	1,222	1,265
Ginnie Mae I Pool 7% 6/15/2031	72	74
Ginnie Mae I Pool 7% 6/15/2032	22,880	23,755
Ginnie Mae I Pool 7% 6/15/2032	22,430	23,313
Ginnie Mae I Pool 7% 6/15/2032	14,462	15,032
Ginnie Mae I Pool 7% 6/15/2032	9,666	9,989
Ginnie Mae I Pool 7% 6/15/2032	6,937	7,205
Ginnie Mae I Pool 7% 6/15/2032	5,991	6,225
Ginnie Mae I Pool 7% 6/15/2032	3,665	3,812
Ginnie Mae I Pool 7% 6/15/2032	3,561	3,690
Ginnie Mae I Pool 7% 6/15/2032	2,729	2,815
Ginnie Mae I Pool 7% 6/15/2032	2,052	2,133
Ginnie Mae I Pool 7% 6/15/2032	1,834	1,896
Ginnie Mae I Pool 7% 6/15/2032	1,358	1,405
Ginnie Mae I Pool 7% 6/15/2032	1,332	1,370
Ginnie Mae I Pool 7% 6/15/2032	905	937
Ginnie Mae I Pool 7% 6/15/2032	782	811
Ginnie Mae I Pool 7% 6/15/2032	774	805
Ginnie Mae I Pool 7% 6/15/2032	544	563
Ginnie Mae I Pool 7% 6/15/2032	351	363
Ginnie Mae I Pool 7% 6/15/2032	165	170
Ginnie Mae I Pool 7% 6/15/2032	30	31
Ginnie Mae I Pool 7% 7/15/2028	1,690	1,714
Ginnie Mae I Pool 7% 7/15/2028	1,685	1,712
Ginnie Mae I Pool 7% 7/15/2028	1,001	1,017
Ginnie Mae I Pool 7% 7/15/2028	822	836
Ginnie Mae I Pool 7% 7/15/2028	660	671
Ginnie Mae I Pool 7% 7/15/2028	334	340
Ginnie Mae I Pool 7% 7/15/2028	322	328
Ginnie Mae I Pool 7% 7/15/2028	288	291
Ginnie Mae I Pool 7% 7/15/2028	278	283
Ginnie Mae I Pool 7% 7/15/2028	276	281
Ginnie Mae I Pool 7% 7/15/2028	258	262
Ginnie Mae I Pool 7% 7/15/2028	249	252
Ginnie Mae I Pool 7% 7/15/2028	196	197
Ginnie Mae I Pool 7% 7/15/2028	155	157
Ginnie Mae I Pool 7% 7/15/2028	145	147
Ginnie Mae I Pool 7% 7/15/2028	111	112
Ginnie Mae I Pool 7% 7/15/2028	93	94
Ginnie Mae I Pool 7% 7/15/2028	91	92
Ginnie Mae I Pool 7% 7/15/2028	68	69
Ginnie Mae I Pool 7% 7/15/2028	17	17
Ginnie Mae I Pool 7% 7/15/2029	1,309	1,339
Ginnie Mae I Pool 7% 7/15/2029	1,051	1,070
Ginnie Mae I Pool 7% 7/15/2029	662	676
Ginnie Mae I Pool 7% 7/15/2029	640	654
Ginnie Mae I Pool 7% 7/15/2029	107	109
Ginnie Mae I Pool 7% 7/15/2029	27	28
Ginnie Mae I Pool 7% 7/15/2030	1,032	1,054
Ginnie Mae I Pool 7% 7/15/2031	4,932	5,099
Ginnie Mae I Pool 7% 7/15/2031	4,922	5,099
Ginnie Mae I Pool 7% 7/15/2031	3,369	3,478
Ginnie Mae I Pool 7% 7/15/2031	1,359	1,398
Ginnie Mae I Pool 7% 7/15/2031	452	464
Ginnie Mae I Pool 7% 7/15/2031	199	205
Ginnie Mae I Pool 7% 7/15/2031	36	37
Ginnie Mae I Pool 7% 7/15/2031	14	14
Ginnie Mae I Pool 7% 7/15/2032	9,677	10,047
Ginnie Mae I Pool 7% 7/15/2032	7,758	8,013
Ginnie Mae I Pool 7% 7/15/2032	2,681	2,790
Ginnie Mae I Pool 7% 7/15/2032	2,170	2,238
Ginnie Mae I Pool 7% 7/15/2032	2,108	2,193
Ginnie Mae I Pool 7% 7/15/2032	1,634	1,688
Ginnie Mae I Pool 7% 7/15/2032	1,434	1,480
Ginnie Mae I Pool 7% 7/15/2032	1,360	1,406
Ginnie Mae I Pool 7% 7/15/2032	192	199
Ginnie Mae I Pool 7% 7/15/2032	137	141
Ginnie Mae I Pool 7% 8/15/2028	639	647
Ginnie Mae I Pool 7% 8/15/2028	115	117
Ginnie Mae I Pool 7% 8/15/2029	251	255
Ginnie Mae I Pool 7% 8/15/2029	135	136
Ginnie Mae I Pool 7% 8/15/2029	33	33
Ginnie Mae I Pool 7% 8/15/2031	4,136	4,279
Ginnie Mae I Pool 7% 8/15/2031	2,590	2,684
Ginnie Mae I Pool 7% 8/15/2031	1,201	1,244
Ginnie Mae I Pool 7% 8/15/2031	756	783
Ginnie Mae I Pool 7% 8/15/2031	654	676
Ginnie Mae I Pool 7% 8/15/2031	204	211
Ginnie Mae I Pool 7% 8/15/2031	181	187
Ginnie Mae I Pool 7% 8/15/2031	74	76
Ginnie Mae I Pool 7% 8/15/2031	72	73
Ginnie Mae I Pool 7% 8/15/2032	3,457	3,575
Ginnie Mae I Pool 7% 8/15/2032	2,097	2,157
Ginnie Mae I Pool 7% 8/15/2032	1,312	1,364
Ginnie Mae I Pool 7% 8/15/2032	1,118	1,160
Ginnie Mae I Pool 7% 8/15/2032	824	857
Ginnie Mae I Pool 7% 8/15/2032	720	746
Ginnie Mae I Pool 7% 8/15/2032	639	661
Ginnie Mae I Pool 7% 8/15/2032	327	330
Ginnie Mae I Pool 7% 9/15/2027	85	86
Ginnie Mae I Pool 7% 9/15/2028	1,445	1,471
Ginnie Mae I Pool 7% 9/15/2028	1,417	1,443
Ginnie Mae I Pool 7% 9/15/2028	1,140	1,159
Ginnie Mae I Pool 7% 9/15/2028	690	701
Ginnie Mae I Pool 7% 9/15/2028	331	337
Ginnie Mae I Pool 7% 9/15/2028	257	259
Ginnie Mae I Pool 7% 9/15/2028	218	219
Ginnie Mae I Pool 7% 9/15/2028	211	215
Ginnie Mae I Pool 7% 9/15/2028	171	173
Ginnie Mae I Pool 7% 9/15/2028	161	163
Ginnie Mae I Pool 7% 9/15/2028	155	157
Ginnie Mae I Pool 7% 9/15/2028	103	104
Ginnie Mae I Pool 7% 9/15/2028	71	72
Ginnie Mae I Pool 7% 9/15/2029	154	155
Ginnie Mae I Pool 7% 9/15/2030	2,097	2,164
Ginnie Mae I Pool 7% 9/15/2031	7,965	8,208
Ginnie Mae I Pool 7% 9/15/2031	4,825	4,998
Ginnie Mae I Pool 7% 9/15/2031	4,011	4,155
Ginnie Mae I Pool 7% 9/15/2031	3,201	3,314
Ginnie Mae I Pool 7% 9/15/2031	2,618	2,712
Ginnie Mae I Pool 7% 9/15/2031	1,703	1,763
Ginnie Mae I Pool 7% 9/15/2031	1,190	1,229
Ginnie Mae I Pool 7% 9/15/2031	449	463
Ginnie Mae I Pool 7% 9/15/2031	349	362
Ginnie Mae I Pool 7% 9/15/2031	115	119
Ginnie Mae I Pool 7% 9/15/2031	36	37
Ginnie Mae I Pool 7.5% 1/15/2027	15	15
Ginnie Mae I Pool 7.5% 1/15/2028	919	931
Ginnie Mae I Pool 7.5% 1/15/2031	700	728
Ginnie Mae I Pool 7.5% 1/15/2031	220	229
Ginnie Mae I Pool 7.5% 10/15/2027	2,110	2,130
Ginnie Mae I Pool 7.5% 10/15/2027	1,766	1,797
Ginnie Mae I Pool 7.5% 10/15/2027	1,377	1,403
Ginnie Mae I Pool 7.5% 10/15/2027	1,315	1,338
Ginnie Mae I Pool 7.5% 10/15/2027	460	467
Ginnie Mae I Pool 7.5% 10/15/2027	267	272
Ginnie Mae I Pool 7.5% 10/15/2027	185	188
Ginnie Mae I Pool 7.5% 10/15/2027	165	168
Ginnie Mae I Pool 7.5% 10/15/2027	113	115
Ginnie Mae I Pool 7.5% 10/15/2027	105	106
Ginnie Mae I Pool 7.5% 10/15/2027	98	100
Ginnie Mae I Pool 7.5% 10/15/2027	50	50
Ginnie Mae I Pool 7.5% 10/15/2028	314	321
Ginnie Mae I Pool 7.5% 11/15/2027	152	155
Ginnie Mae I Pool 7.5% 11/15/2027	105	107
Ginnie Mae I Pool 7.5% 11/15/2027	90	92
Ginnie Mae I Pool 7.5% 11/15/2029	210	218
Ginnie Mae I Pool 7.5% 12/15/2026	3	2
Ginnie Mae I Pool 7.5% 12/15/2027	939	958
Ginnie Mae I Pool 7.5% 12/15/2027	677	687
Ginnie Mae I Pool 7.5% 12/15/2027	587	599
Ginnie Mae I Pool 7.5% 12/15/2027	291	295
Ginnie Mae I Pool 7.5% 12/15/2027	142	145
Ginnie Mae I Pool 7.5% 12/15/2027	78	79
Ginnie Mae I Pool 7.5% 12/15/2027	19	19
Ginnie Mae I Pool 7.5% 12/15/2027	5	4
Ginnie Mae I Pool 7.5% 12/15/2028	121	123
Ginnie Mae I Pool 7.5% 2/15/2027	196	198
Ginnie Mae I Pool 7.5% 2/15/2027	101	102
Ginnie Mae I Pool 7.5% 3/15/2026	15	15
Ginnie Mae I Pool 7.5% 3/15/2026	10	9
Ginnie Mae I Pool 7.5% 3/15/2027	69	70
Ginnie Mae I Pool 7.5% 3/15/2028	665	681
Ginnie Mae I Pool 7.5% 3/15/2031	2,442	2,559
Ginnie Mae I Pool 7.5% 4/15/2027	646	651
Ginnie Mae I Pool 7.5% 4/15/2027	309	311
Ginnie Mae I Pool 7.5% 4/15/2027	204	205
Ginnie Mae I Pool 7.5% 4/15/2027	171	173
Ginnie Mae I Pool 7.5% 4/15/2027	155	156
Ginnie Mae I Pool 7.5% 4/15/2027	105	105
Ginnie Mae I Pool 7.5% 4/15/2027	57	57
Ginnie Mae I Pool 7.5% 4/15/2027	26	26
Ginnie Mae I Pool 7.5% 4/15/2028	78	79
Ginnie Mae I Pool 7.5% 5/15/2027	388	390
Ginnie Mae I Pool 7.5% 5/15/2027	81	82
Ginnie Mae I Pool 7.5% 5/15/2027	14	14
Ginnie Mae I Pool 7.5% 6/15/2027	1,500	1,517
Ginnie Mae I Pool 7.5% 6/15/2027	335	338
Ginnie Mae I Pool 7.5% 6/15/2027	151	152
Ginnie Mae I Pool 7.5% 6/15/2027	67	68
Ginnie Mae I Pool 7.5% 6/15/2027	55	55
Ginnie Mae I Pool 7.5% 6/15/2027	38	38
Ginnie Mae I Pool 7.5% 7/15/2027	1,932	1,961
Ginnie Mae I Pool 7.5% 7/15/2027	876	887
Ginnie Mae I Pool 7.5% 7/15/2027	785	791
Ginnie Mae I Pool 7.5% 7/15/2027	701	712
Ginnie Mae I Pool 7.5% 7/15/2027	446	452
Ginnie Mae I Pool 7.5% 7/15/2027	275	277
Ginnie Mae I Pool 7.5% 7/15/2027	135	137
Ginnie Mae I Pool 7.5% 7/15/2027	86	86
Ginnie Mae I Pool 7.5% 7/15/2027	73	74
Ginnie Mae I Pool 7.5% 7/15/2028	3,815	3,909
Ginnie Mae I Pool 7.5% 7/15/2029	1,411	1,461
Ginnie Mae I Pool 7.5% 7/15/2029	635	653
Ginnie Mae I Pool 7.5% 8/15/2027	1,083	1,100
Ginnie Mae I Pool 7.5% 8/15/2027	383	389
Ginnie Mae I Pool 7.5% 8/15/2027	200	201
Ginnie Mae I Pool 7.5% 8/15/2027	122	124
Ginnie Mae I Pool 7.5% 8/15/2027	119	120
Ginnie Mae I Pool 7.5% 8/15/2027	86	87
Ginnie Mae I Pool 7.5% 8/15/2027	27	27
Ginnie Mae I Pool 7.5% 8/15/2028	1,947	2,000
Ginnie Mae I Pool 7.5% 8/15/2028	843	866
Ginnie Mae I Pool 7.5% 8/15/2028	301	308
Ginnie Mae I Pool 7.5% 8/15/2028	64	64
Ginnie Mae I Pool 7.5% 8/15/2029	164	170
Ginnie Mae I Pool 7.5% 9/15/2027	2,275	2,315
Ginnie Mae I Pool 7.5% 9/15/2027	205	208
Ginnie Mae I Pool 7.5% 9/15/2027	110	112
Ginnie Mae I Pool 7.5% 9/15/2027	28	28
Ginnie Mae I Pool 7.5% 9/15/2027	4	3
Ginnie Mae I Pool 7.5% 9/15/2028	2,300	2,360
Ginnie Mae I Pool 7.5% 9/15/2028	401	403
Ginnie Mae I Pool 7.5% 9/15/2031	5,423	5,642
Ginnie Mae I Pool 8% 1/15/2028	1,257	1,280
Ginnie Mae I Pool 8% 10/15/2029	399	411
Ginnie Mae I Pool 8% 11/15/2027	272	276
Ginnie Mae I Pool 8% 12/15/2027	1,356	1,377
Ginnie Mae I Pool 8% 12/15/2027	477	483
Ginnie Mae I Pool 8% 12/15/2027	379	383
Ginnie Mae I Pool 8% 12/15/2027	137	139
Ginnie Mae I Pool 8% 4/15/2026	41	41
Ginnie Mae I Pool 8% 7/15/2027	436	442
Ginnie Mae I Pool 8% 8/15/2027	152	154
Ginnie Mae I Pool 8% 8/15/2027	119	121
Ginnie Mae I Pool 8% 9/15/2026	9	8
Ginnie Mae I Pool 8% 9/15/2029	174	178
Ginnie Mae I Pool 8.5% 1/15/2031	6,687	6,955
Ginnie Mae I Pool 8.5% 10/15/2028	198	202
Ginnie Mae I Pool 8.5% 11/15/2027	130	133
Ginnie Mae I Pool 8.5% 11/15/2027	106	107
Ginnie Mae I Pool 8.5% 12/15/2029	351	361
Ginnie Mae I Pool 8.5% 7/15/2030	547	566
Ginnie Mae I Pool 8.5% 8/15/2029	447	459
Ginnie Mae II Pool 2% 11/20/2050	27,549,240	22,992,488
Ginnie Mae II Pool 2% 12/1/2055 (e)	211,500,000	176,238,974
Ginnie Mae II Pool 2% 12/20/2050	28,632,751	23,876,651
Ginnie Mae II Pool 2% 12/20/2051	109,030	90,928
Ginnie Mae II Pool 2% 2/20/2051	60,429,113	50,379,613
Ginnie Mae II Pool 2% 2/20/2052	100,094,795	83,476,166
Ginnie Mae II Pool 2% 3/20/2052	10,583,858	8,826,632
Ginnie Mae II Pool 2% 4/20/2051	2,210,346	1,842,674
Ginnie Mae II Pool 2% 4/20/2052	38,065,522	31,745,545
Ginnie Mae II Pool 2% 7/20/2051	18,199,996	15,172,583
Ginnie Mae II Pool 2% 9/20/2050	14,960,202	12,499,752
Ginnie Mae II Pool 2% 9/20/2055	383,746	319,733
Ginnie Mae II Pool 2.5% 11/20/2051	6,290,065	5,462,391
Ginnie Mae II Pool 2.5% 12/1/2055 (e)	62,425,000	54,182,952
Ginnie Mae II Pool 2.5% 2/20/2052	56,700,100	49,252,542
Ginnie Mae II Pool 2.5% 6/20/2051	10,163,671	8,826,290
Ginnie Mae II Pool 2.5% 6/20/2052	17,838,179	15,503,495
Ginnie Mae II Pool 2.5% 7/20/2051	43,644,304	37,901,394
Ginnie Mae II Pool 2.5% 8/20/2053	190,195	166,016
Ginnie Mae II Pool 2.5% 9/20/2051	4,574,887	3,972,903
Ginnie Mae II Pool 3% 1/20/2032	2,864,683	2,803,306
Ginnie Mae II Pool 3% 1/20/2043	3,720,889	3,461,962
Ginnie Mae II Pool 3% 10/20/2031	930,135	910,641
Ginnie Mae II Pool 3% 10/20/2043	48,413	44,927
Ginnie Mae II Pool 3% 11/20/2031	1,007,903	986,304
Ginnie Mae II Pool 3% 12/20/2031	1,510,004	1,478,004
Ginnie Mae II Pool 3% 12/20/2042	52,574	48,914
Ginnie Mae II Pool 3% 12/20/2046	18,635,111	17,059,741
Ginnie Mae II Pool 3% 12/20/2054	548,218	495,920
Ginnie Mae II Pool 3% 2/20/2031	120,829	118,532
Ginnie Mae II Pool 3% 3/20/2031	242,591	237,917
Ginnie Mae II Pool 3% 3/20/2050	6,972,779	6,311,409
Ginnie Mae II Pool 3% 3/20/2052	7,791,221	7,033,961
Ginnie Mae II Pool 3% 4/20/2031	905,407	887,964
Ginnie Mae II Pool 3% 4/20/2052	80,312,965	72,507,027
Ginnie Mae II Pool 3% 5/20/2031	1,945,885	1,907,913
Ginnie Mae II Pool 3% 7/20/2031	25,725	25,204
Ginnie Mae II Pool 3% 8/20/2031	297,771	291,671
Ginnie Mae II Pool 3% 8/20/2042	7,294	6,793
Ginnie Mae II Pool 3% 9/20/2031	120,478	117,982
Ginnie Mae II Pool 3.5% 1/20/2042	4,651	4,439
Ginnie Mae II Pool 3.5% 1/20/2044	7,395	7,019
Ginnie Mae II Pool 3.5% 10/20/2040	1,928	1,843
Ginnie Mae II Pool 3.5% 10/20/2041	3,236	3,089
Ginnie Mae II Pool 3.5% 11/20/2041	304,880	291,040
Ginnie Mae II Pool 3.5% 11/20/2043	2,929	2,781
Ginnie Mae II Pool 3.5% 12/20/2041	6,290,945	6,005,433
Ginnie Mae II Pool 3.5% 2/20/2043	96,266	91,619
Ginnie Mae II Pool 3.5% 3/20/2043	95,919	91,269
Ginnie Mae II Pool 3.5% 4/20/2043	122,636	116,668
Ginnie Mae II Pool 3.5% 4/20/2046	179,463	167,436
Ginnie Mae II Pool 3.5% 5/20/2043	5,565,214	5,270,238
Ginnie Mae II Pool 3.5% 5/20/2046	247,598	231,004
Ginnie Mae II Pool 3.5% 5/20/2046	62,368	58,188
Ginnie Mae II Pool 3.5% 8/20/2043	3,348	3,182
Ginnie Mae II Pool 3.5% 9/20/2043	726,072	689,784
Ginnie Mae II Pool 4% 1/20/2041	848,629	831,137
Ginnie Mae II Pool 4% 1/20/2042	443,262	433,520
Ginnie Mae II Pool 4% 1/20/2046	89,495	86,911
Ginnie Mae II Pool 4% 10/20/2040	485,159	475,242
Ginnie Mae II Pool 4% 10/20/2041	4,848,450	4,743,660
Ginnie Mae II Pool 4% 11/20/2040	5,559,553	5,444,853
Ginnie Mae II Pool 4% 11/20/2041	19,067	18,650
Ginnie Mae II Pool 4% 2/20/2041	122,382	119,846
Ginnie Mae II Pool 4% 3/20/2041	512,146	501,525
Ginnie Mae II Pool 4% 3/20/2047	376,092	365,180
Ginnie Mae II Pool 4% 4/20/2042	116,175	113,575
Ginnie Mae II Pool 4% 4/20/2043	2,549	2,491
Ginnie Mae II Pool 4% 4/20/2047	24,877,860	24,124,929
Ginnie Mae II Pool 4% 5/20/2046	1,752,125	1,704,024
Ginnie Mae II Pool 4% 6/20/2042	7,554	7,383
Ginnie Mae II Pool 4% 7/20/2033	1,728	1,709
Ginnie Mae II Pool 4% 8/20/2041	57,791	56,546
Ginnie Mae II Pool 4% 8/20/2043	382,998	373,635
Ginnie Mae II Pool 4% 8/20/2048	4,396,964	4,248,775
Ginnie Mae II Pool 4% 9/20/2040	2,494,791	2,443,717
Ginnie Mae II Pool 4.5% 1/20/2041	547,880	549,582
Ginnie Mae II Pool 4.5% 10/20/2035	5,189	5,209
Ginnie Mae II Pool 4.5% 10/20/2039	5,992	5,913
Ginnie Mae II Pool 4.5% 10/20/2040	116,943	117,312
Ginnie Mae II Pool 4.5% 10/20/2040	84,459	83,324
Ginnie Mae II Pool 4.5% 11/20/2040	156,312	156,802
Ginnie Mae II Pool 4.5% 11/20/2040	35,458	34,955
Ginnie Mae II Pool 4.5% 12/20/2039	33,444	33,006
Ginnie Mae II Pool 4.5% 12/20/2040	16,925	16,686
Ginnie Mae II Pool 4.5% 2/20/2041	1,998,657	2,004,828
Ginnie Mae II Pool 4.5% 2/20/2041	1,454	1,433
Ginnie Mae II Pool 4.5% 3/20/2036	40,681	40,834
Ginnie Mae II Pool 4.5% 3/20/2041	131,829	132,236
Ginnie Mae II Pool 4.5% 4/20/2035	2,023	2,030
Ginnie Mae II Pool 4.5% 4/20/2040	15,853	15,635
Ginnie Mae II Pool 4.5% 4/20/2041	902,832	905,602
Ginnie Mae II Pool 4.5% 5/20/2040	139,147	139,597
Ginnie Mae II Pool 4.5% 5/20/2041	2,825,607	2,834,275
Ginnie Mae II Pool 4.5% 5/20/2042	2,866	2,875
Ginnie Mae II Pool 4.5% 6/20/2033	18,769	18,825
Ginnie Mae II Pool 4.5% 6/20/2039	6,606	6,521
Ginnie Mae II Pool 4.5% 6/20/2040	15,397	15,197
Ginnie Mae II Pool 4.5% 6/20/2041	2,679,700	2,687,774
Ginnie Mae II Pool 4.5% 7/20/2039	1,340	1,332
Ginnie Mae II Pool 4.5% 7/20/2040	225,058	225,775
Ginnie Mae II Pool 4.5% 7/20/2040	1,351	1,334
Ginnie Mae II Pool 4.5% 8/20/2040	26,086	26,169
Ginnie Mae II Pool 4.5% 9/20/2040	1,228,830	1,232,708
Ginnie Mae II Pool 5% 1/1/2056 (e)	71,825,000	71,667,883
Ginnie Mae II Pool 5% 12/1/2055 (e)	143,650,000	143,492,876
Ginnie Mae II Pool 5% 12/20/2054	9,582,062	9,610,119
Ginnie Mae II Pool 5% 9/20/2033	865,313	878,637
Ginnie Mae II Pool 5.5% 1/1/2056 (e)	191,425,000	193,197,174
Ginnie Mae II Pool 5.5% 12/1/2055 (e)	255,975,000	258,574,734
Ginnie Mae II Pool 6% 1/1/2056 (e)	357,175,000	364,081,301
Ginnie Mae II Pool 6% 11/20/2031	24,077	24,857
Ginnie Mae II Pool 6% 12/1/2055 (e)	811,250,000	826,651,096
Ginnie Mae II Pool 6% 12/20/2054	9,499,340	9,680,406
Ginnie Mae II Pool 6% 2/1/2056 (e)	219,150,000	223,233,379
Ginnie Mae II Pool 6% 5/20/2032	111,540	115,486
Ginnie Mae II Pool 6.5% 1/20/2032	1,030	1,072
Ginnie Mae II Pool 6.5% 11/20/2031	4,184	4,356
Ginnie Mae II Pool 6.5% 3/20/2031	5,289	5,485
Ginnie Mae II Pool 6.5% 4/20/2031	643	666
Ginnie Mae II Pool 6.5% 5/20/2055	21,381,527	22,042,717
Ginnie Mae II Pool 6.5% 6/20/2031	600	623
Ginnie Mae II Pool 6.5% 7/20/2031	770	801
Ginnie Mae II Pool 6.5% 8/20/2031	738	767
Ginnie Mae II Pool 7% 2/20/2032	32,908	34,315
Ginnie Mae II Pool 7% 3/20/2032	16,272	16,985
Uniform Mortgage Backed Securities 2% 1/1/2056 (e)	6,050,000	4,927,205
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	26,175,000	21,308,086
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (e)	12,675,000	10,790,584
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (e)	25,350,000	21,575,228
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	43,375,000	38,525,809
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (e)	100,000	92,500
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (e)	25,250,000	24,698,644
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (e)	65,950,000	64,564,021
Uniform Mortgage Backed Securities 5% 12/1/2040 (e)	80,175,000	81,102,023
Uniform Mortgage Backed Securities 5% 12/1/2055 (e)	66,000,000	65,876,250
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (e)	138,675,000	140,316,343
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (e)	203,600,000	206,176,802
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	347,900,000	356,176,228
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	577,325,000	591,171,795
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (e)	3,425,000	3,549,558
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (e)	183,375,000	189,950,717
TOTAL UNITED STATES		8,921,984,331
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,080,609,462)		8,921,984,331

U.S. Treasury Obligations - 48.1%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	440,986,000	252,137,190
US Treasury Bonds 2% 11/15/2041	1.95 to 2.18	311,610,000	221,888,229
US Treasury Bonds 2% 8/15/2051	1.96 to 2.13	482,950,000	286,053,550
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.47	196,840,000	123,340,251
US Treasury Bonds 3% 2/15/2047	1.16 to 1.19	442,997,000	341,955,613
US Treasury Bonds 3.25% 5/15/2042	3.39 to 3.44	163,800,000	139,236,398
US Treasury Bonds 3.625% 2/15/2053	4.01 to 4.02	200,000,000	166,851,562
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.29	150,000,000	124,998,047
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	56,211,000	50,183,688
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	811,778,000	740,271,772
US Treasury Bonds 4.25% 2/15/2054	4.31 to 4.68	449,203,000	418,302,748
US Treasury Bonds 4.25% 8/15/2054	3.96	48,104,000	44,798,729
US Treasury Bonds 4.5% 11/15/2054	4.39 to 4.82	235,200,000	228,438,000
US Treasury Bonds 4.625% 11/15/2044	4.75 to 5.12	55,310,000	55,331,605
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.98	520,549,000	526,811,855
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.73	194,000,000	196,425,000
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.56	162,388,000	167,462,625
US Treasury Bonds 5% 5/15/2045	4.55 to 4.91	8,790,000	9,214,391
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.66	28,429,818	27,764,583
US Treasury Notes 2.75% 8/15/2032	2.79	128,773,000	121,021,469
US Treasury Notes 2.875% 5/15/2032	2.97 to 3.02	580,926,000	551,970,470
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.35	150,000,000	147,779,297
US Treasury Notes 3.375% 5/15/2033	3.73 to 3.83	1,000,000	970,624
US Treasury Notes 3.5% 2/15/2033	3.56 to 3.57	597,900,000	586,152,198
US Treasury Notes 3.5% 9/30/2029	3.91	147,300,000	147,029,566
US Treasury Notes 3.625% 8/31/2029	3.44	148,800,000	149,183,624
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	289,200,000	289,493,717
US Treasury Notes 3.625% 9/30/2030	3.58	150,000,000	150,140,625
US Treasury Notes 3.75% 10/31/2032	3.87 to 3.89	400,000,000	399,062,500
US Treasury Notes 3.75% 8/31/2031	3.54	95,000,000	95,330,273
US Treasury Notes 3.875% 11/30/2029	3.72 to 3.76	375,000,000	379,350,585
US Treasury Notes 3.875% 6/30/2030	3.79	74,000,000	74,893,202
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	692,088,000	693,385,665
US Treasury Notes 3.875% 8/15/2034	3.64 to 3.85	198,000,000	197,219,425
US Treasury Notes 3.875% 8/31/2032	3.98 to 4.00	165,000,000	165,973,243
US Treasury Notes 3.875% 9/30/2032	3.93 to 3.94	312,000,000	313,706,250
US Treasury Notes 4% 10/31/2029	4.12 to 4.13	1,270,000,000	1,290,389,456
US Treasury Notes 4% 2/15/2034	4.19 to 4.30	480,000,000	483,787,498
US Treasury Notes 4% 2/28/2030	3.58	12,900,000	13,115,167
US Treasury Notes 4% 4/30/2032	4.16	212,000,000	215,113,750
US Treasury Notes 4% 5/31/2030	4.04	157,000,000	159,704,570
US Treasury Notes 4% 6/30/2032	3.99	201,000,000	203,834,414
US Treasury Notes 4% 7/31/2030 (n)	4.05 to 4.06	500,000,000	508,632,810
US Treasury Notes 4% 7/31/2032	3.92 to 4.11	277,600,000	281,384,468
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.14	91,000,000	93,040,390
US Treasury Notes 4.125% 11/15/2032	3.50 to 3.53	515,112,000	525,716,065
US Treasury Notes 4.125% 11/30/2029	4.08	468,000,000	477,762,190
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	116,255,000	118,761,609
US Treasury Notes 4.125% 7/31/2031	3.85	175,000,000	178,996,930
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.37	215,000,000	220,618,554
US Treasury Notes 4.25% 11/15/2034	4.30 to 4.33	557,000,000	569,488,987
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	380,000,000	391,088,282
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.46	480,000,000	489,900,000
US Treasury Notes 4.25% 8/15/2035	4.13 to 4.29	731,100,000	745,265,063
US Treasury Notes 4.375% 1/31/2032	4.44	602,000,000	623,422,736
US Treasury Notes 4.375% 11/30/2030	4.28 to 4.34	580,000,000	599,937,500
US Treasury Notes 4.5% 11/15/2033	3.88 to 3.95	450,000,000	469,634,765
US Treasury Notes 4.625% 2/15/2035	4.29	128,000,000	134,474,957
US Treasury Notes 4.625% 4/30/2031	4.70 to 4.71	276,000,000	289,153,125
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	105,680,000	107,347,763
US Treasury Notes 4.875% 10/31/2030	4.07 to 4.83	558,000,000	589,474,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,038,484,034)			18,364,174,306

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $1,185,243,550)	4.02	1,185,012,761	1,185,249,764

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	30,100,000	921,523
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	53,660,000	955,989
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	25,490,000	816,038
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	32,030,000	955,470
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	59,960,000	50,711
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	29,370,000	883,245
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	30,780,000	931,317
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	21,270,000	364,199
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	10,960,000	328,003
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,900,000	171,667
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	23,430,000	349,435
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	12,810,000	399,973
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	5,440,000	101,212

TOTAL PUT SWAPTIONS			7,228,782
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	30,780,000	1,157,987
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,900,000	155,583
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	10,960,000	415,125
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	32,030,000	1,216,383
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	21,270,000	628,169
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	30,100,000	1,105,598
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	25,490,000	890,891
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	23,430,000	722,272
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	59,960,000	2,542,589
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	12,810,000	465,967
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	5,440,000	82,725
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	29,370,000	1,145,894
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	53,660,000	1,619,049

TOTAL CALL SWAPTIONS			12,148,232
TOTAL PURCHASED SWAPTIONS (Cost $23,684,078)			19,377,014

TOTAL INVESTMENT IN SECURITIES - 110.8% (Cost $43,416,735,138)	42,369,678,531
NET OTHER ASSETS (LIABILITIES) - (10.8)%	(4,136,241,468)
NET ASSETS - 100.0%	38,233,437,063

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(143,650,000)	(143,492,876)
Ginnie Mae II Pool 5.5% 12/1/2055	(255,975,000)	(258,574,733)
Ginnie Mae II Pool 6% 1/1/2056	(134,650,000)	(137,253,579)
Ginnie Mae II Pool 6% 12/1/2055	(811,250,000)	(826,651,095)
Uniform Mortgage Backed Securities 2% 12/1/2055	(21,175,000)	(17,237,773)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(25,350,000)	(21,575,228)
Uniform Mortgage Backed Securities 3% 12/1/2055	(1,900,000)	(1,687,586)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(100,000)	(92,500)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(8,400,000)	(8,216,578)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(65,950,000)	(64,564,021)
Uniform Mortgage Backed Securities 5% 12/1/2055	(40,600,000)	(40,523,875)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(190,850,000)	(193,265,436)
Uniform Mortgage Backed Securities 6% 12/1/2055	(545,900,000)	(558,993,085)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(183,375,000)	(189,950,717)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,462,079,082)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,459,110,257)		(2,462,079,082)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	6,987	3/20/2026	791,932,781	3,635,895	3,635,895
CBOT 2Y US Treasury Notes Contracts (United States)	4,848	3/31/2026	1,012,512,375	421,585	421,585
CBOT 5Y US Treasury Notes Contracts (United States)	6,140	3/31/2026	673,912,969	1,765,020	1,765,020
CBOT US Treasury Long Bond Contracts (United States)	673	3/20/2026	79,056,469	631,399	631,399

TOTAL PURCHASED					6,453,899

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	2,591	3/20/2026	293,673,656	(1,328,345)	(1,328,345)
CBOT 5Y US Treasury Notes Contracts (United States)	613	3/31/2026	67,281,539	(182,608)	(182,608)

TOTAL SOLD					(1,510,953)

TOTAL FUTURES CONTRACTS					4,942,946
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,890,000	(12,763)	(30,075)	(42,838)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,970,000	341,794	(464,082)	(122,288)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,520,000	437,218	(614,233)	(177,015)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	910,000	157,884	(230,701)	(72,817)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	470,000	81,545	(137,102)	(55,557)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	150,000	26,025	(41,307)	(15,282)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	1,720,000	298,419	(468,198)	(169,779)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,230,000	213,404	(284,496)	(71,092)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,510,000	261,984	(361,531)	(99,547)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	190,000	32,965	(40,867)	(7,902)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	34,700	(43,334)	(8,634)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	120,000	20,820	(29,609)	(8,789)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	630,000	109,305	(166,903)	(57,598)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	560,000	97,160	(127,631)	(30,471)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	4,200,000	398,419	(158,426)	239,993
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	2,000,000	189,723	(77,608)	112,115
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	94,862	(38,231)	56,631
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	5,600,000	531,226	(201,136)	330,090
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	2,800,000	467,800	(180,496)	287,304
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	2,900,000	484,507	(190,640)	293,867
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	116,950	(49,264)	67,686
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	500,000	47,431	(24,470)	22,961
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,400,000	214,414	(221,761)	(7,347)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	600,000	100,243	(88,317)	11,926
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,500,000	142,293	(110,454)	31,839
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	3,100,000	294,071	(221,190)	72,881
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	24,600,000	(13,835)	23,615	9,780
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly	12,897,308	91,927	(115,673)	(23,746)
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	19,495,930	138,959	(161,396)	(22,437)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly	13,097,267	93,352	(123,577)	(30,225)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,100,000	190,849	(187,692)	3,157
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,000,000	141,500	(143,509)	(2,009)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	700,000	99,050	(99,382)	(332)

TOTAL BUY PROTECTION							5,924,201	(5,409,676)	514,525
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	13,200,000	(178,868)	286,472	107,604
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,625,000	(22,020)	39,245	17,225
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,800,000	(51,492)	75,013	23,521
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	(42,007)	49,032	7,025
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	8,500,000	(115,180)	131,873	16,693
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	5,100,000	(69,108)	79,124	10,016
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,800,000	(51,492)	50,305	(1,187)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	7,200,000	(97,564)	91,592	(5,972)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	17,300,000	(234,425)	318,944	84,519
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	10,200,000	(138,216)	182,711	44,495
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	9,800,000	(132,796)	238,677	105,881
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(8,130)	16,123	7,993
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,600,000	(21,681)	27,167	5,486
CMBX AAA Series 15 Index	NR	11/18/2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	9,897,934	(15,027)	150,163	135,136
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly	6,398,665	(9,714)	47,781	38,067
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	12,763	65,271	78,034

TOTAL SELL PROTECTION							(1,174,957)	1,849,493	674,536
TOTAL CREDIT DEFAULT SWAPS							4,749,244	(3,560,183)	1,189,061

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	501,218,000	1,530,965	0	1,530,965
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	663,450,000	2,706,627	0	2,706,627
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	146,492,000	519,400	0	519,400
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	34,903,000	225,019	0	225,019
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	7,868,000	158,785	0	158,785
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2030	33,593,000	95,954	0	95,954
TOTAL INTEREST RATE SWAPS							5,236,750	0	5,236,750

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,847,724,642 or 15.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Principal Only Strips represent the right to receive the monthly principal payments.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Level 3 security.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $4,064,159.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $28,785,894.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,573,664.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	952,175,343	3,365,696,606	3,132,625,754	9,810,027	3,569	-	1,185,249,764	1,185,012,761	2.1%
Fidelity Securities Lending Cash Central Fund	-	2,071,984,659	2,071,984,659	97,372	-	-	-	-	0.0%
Total	952,175,343	5,437,681,265	5,204,610,413	9,907,399	3,569	-	1,185,249,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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